UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code:   (630) 765-8000

Date of fiscal year end:   September 30

Date of reporting period:   March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549p. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund VI

Book 1

First Trust NASDAQ Technology Dividend Index Fund (TDIV)

Multi-Asset Diversified Income Index Fund (MDIV)

International Multi-Asset Diversified Income Index Fund (YDIV)

First Trust BuyWrite Income ETF (FTHI)
(formerly known as First Trust High Income ETF)

First Trust Hedged BuyWrite Income ETF (FTLB)
(formerly known as First Trust Low Beta Income ETF)

First Trust Rising Dividend Achievers ETF (RDVY)

First Trust Dorsey Wright Focus 5 ETF (FV)

First Trust RBA American Industrial Renaissance® ETF (AIRR)

First Trust Dorsey Wright International Focus 5 ETF (IFV)

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

Semi-Annual Report
For the Six Months Ended
March 31, 2018

First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2018

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund’s portfolio and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
March 31, 2018
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Exchange-Traded Fund VI, which contains detailed information about your investment for the period ended March 31, 2018, including a market overview and a performance analysis for the period. We encourage you to read this report carefully and discuss it with your financial advisor.
As you are no doubt aware, 2017 was a very strong year for both the U.S. and global markets. The three major U.S. indices – the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite – posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:
•	The S&P 500® Index did something it had never previously done, finishing 2017 with 12 months of gains;
•	The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;
•	The Nasdaq Composite set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%); and
•	The MSCI AC World Index (containing constituents from 47 countries) ended 2017 at an all-time high and was up 22% at year-end.
As 2017 ended, President Trump signed the “Tax Cuts and Jobs Act of 2017” tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the “Fed”) and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.
At First Trust, we continue to be optimistic about the U.S. economy. The S&P 500® Index was off to a strong start in 2018 returning over 7.5% from January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into “correction” territory (defined as a drop of 10% from the index’s high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. The first quarter of 2018 was marked with increased volatility in both our markets as well as in world news.
This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals by speaking regularly with your investment professional. It’s important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we’ve said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2018
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
In its latest forecast, the International Monetary Fund (“IMF”) sees global real gross domestic product (“GDP”) rising from 3.2% in 2017 to 3.9% in both 2018 and 2019, according to its own release. Global economic growth has been rebounding since it bottomed out at 3.2% in 2016. U.S. real GDP growth is expected to increase from 2.3% in 2017 to 2.9% in 2018, but then dip to 2.7% in 2019, according to the IMF. We believe the key takeaway from these growth targets is that, in our opinion, there does not appear to be a recession on the horizon at this time.
Global mergers and acquisitions (“M&A”) deal volume surpassed the $1 trillion mark in the third week of March 2018, the shortest amount of time it has ever taken to reach that mark at the start of a calendar year, according to the Financial Times. Data from Dealogic shows that M&A activity is up more than 50% from a year ago and 12% higher than at the same point in 2007, which went on to set the all-time high for M&A deal volume at $4.6 trillion. Strong M&A activity is another sign that the current global economic expansion is on solid footing, in our opinion.
The passage of the “Tax Cuts and Jobs Act of 2017” on December 22, 2017, may have been the biggest news story over the past six months, in our opinion. One of the end goals of reducing the U.S. federal tax rates on corporations, from 35% to 21%, as well as reducing the rate for individuals, was to boost economic growth. In the current recovery, which commenced in July 2009, the real U.S. GDP growth rate has averaged just 2.2% through December 31, 2017, according to data from the Bureau of Economic Analysis. A sustainable real GDP growth rate at or above the 3.0% mark would reflect that the tax cuts are working. We believe that an acceleration in economic growth in the U.S. beyond what the IMF is projecting could provide an added tailwind to global growth as well.
Global Equities Markets
ETFGI, an industry research group, reported that total assets invested in exchange-traded funds (“ETFs”) and other exchange-traded products (“ETPs”) listed globally stood at $4.919 trillion on March 31, 2018, up 10.04% from $4.470 trillion on September 30, 2017, according to its own release. Total assets invested in U.S. ETFs and ETPs stood at $3.441 trillion on March 31, 2018, up 8.69% from $3.166 trillion on September 30, 2017. Data released in February 2018 by the Investment Company Institute indicated that equity-based ETFs accounted for nearly 82% of all U.S. ETF assets.
Over the past six months, three of the major global stock indices posted positive returns. For the six-month period ended March 31, 2018, the S&P 500®, the MSCI World (ex U.S.), and the MSCI Emerging Markets indices posted total returns of 5.84%, 1.95% (USD) and 8.81% (USD), respectively, according to Bloomberg. The U.S. dollar declined 3.15% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).
Estimates for corporate earnings in 2018 and 2019 are encouraging, particularly with respect to the estimate for the S&P 500® Index in 2018, thanks to the passage of the tax reform bill in December 2017, in our opinion. The 2018 consensus estimated earnings growth rates for the S&P 500®, the MSCI World (ex U.S.) and the MSCI Emerging Markets indices were 16.35%, 11.20% and 14.52%, respectively, as of March 31, 2018, according to Bloomberg. The 2019 consensus estimated earnings growth rates were 10.53%, 6.60% and 11.25%, respectively, as of March 31, 2018, according to Bloomberg. We believe that corporate earnings drive the direction of stock prices over time.

Fund Performance Overview (Unaudited)
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
The First Trust NASDAQ Technology Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ Technology Dividend IndexSM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “TDIV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and/or depositary receipts included in the Index.
The Index includes up to 100 technology and telecommunications companies that pay a regular or common dividend. To be selected for the Index, a company must be classified as a technology or telecommunications company under the Industry Classification Benchmark and have a minimum market capitalization of $500 million. Non-U.S. securities in the Index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/18	1 Year Ended 3/31/18	5 Years Ended 3/31/18	Inception (8/13/12) to 3/31/18	5 Years Ended 3/31/18	Inception (8/13/12) to 3/31/18
Fund Performance
NAV	11.60%	15.68%	13.72%	13.85%	90.19%	107.60%
Market Price	11.79%	15.84%	13.74%	13.88%	90.35%	107.87%
Index Performance
NASDAQ Technology Dividend IndexSM	11.96%	16.43%	14.45%	14.59%	96.40%	115.26%
S&P 500® Index	5.84%	13.99%	13.31%	14.25%	86.75%	111.75%
S&P 500® Information Technology Index	12.85%	27.68%	20.65%	18.36%	155.64%	158.32%
(See Notes to Fund Performance Overview Page 30.)

Nasdaq®, OMX® and NASDAQ Technology Dividend IndexSM are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ Technology Dividend Index Fund (TDIV) (Continued)
Sector Allocation	% of Total Investments

Information Technology	80.3%
Telecommunication Services	18.1
Industrials	0.8
Consumer Discretionary	0.8
Total	100.0%

Top Ten Holdings	% of Total Investments

Intel Corp.	8.7%
International Business Machines Corp.	8.1
Microsoft Corp.	8.0
Cisco Systems, Inc.	7.9
Apple, Inc.	7.7
Texas Instruments, Inc.	3.9
Broadcom Ltd.	3.8
Oracle Corp.	3.7
QUALCOMM, Inc.	3.5
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.5
Total	57.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ Technology Dividend Index Fund (TDIV) (Continued)
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/12 – 9/30/13	230	1	0	0
10/1/13 – 9/30/14	210	1	0	0
10/1/14 – 9/30/15	161	3	0	0
10/1/15 – 9/30/16	121	0	0	0
10/1/16 – 9/30/17	160	0	0	0
10/1/17 – 3/31/18	81	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/12 – 9/30/13	19	0	0	0
10/1/13 – 9/30/14	39	2	0	0
10/1/14 – 9/30/15	84	4	0	0
10/1/15 – 9/30/16	132	0	0	0
10/1/16 – 9/30/17	91	0	0	0
10/1/17 – 3/31/18	43	0	0	0

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV)
The Multi-Asset Diversified Income Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the NASDAQ US Multi-Asset Diversified Income IndexSM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “MDIV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and/or depositary receipts (20%), real estate investment trusts (“REITs”) (20%), preferred securities (20%), master limited partnerships (“MLPs”) (20%) and an exchange-traded fund (“ETF”) (20%) that comprise the Index (each an “Index Segment”). The ETF in which the Fund invests is advised by First Trust Advisors L.P., the Fund’s investment advisor. The percentages provided reflect the approximate percentages of each of the Index Segments included in the Index as of each quarterly rebalance. The percentages will vary from these amounts between rebalances of the Index.
The Index is designed to provide access to a diversified portfolio of small-, mid-, and large-capitalization income-producing securities, which include domestic and international dividend-paying stocks, REITs, oil and gas or basic materials MLPs, U.S.-listed preferred securities and an ETF that invests in high-yield or “junk” bonds. International securities included in the Index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/18	1 Year Ended 3/31/18	5 Years Ended 3/31/18	Inception (8/13/12) to 3/31/18	5 Years Ended 3/31/18	Inception (8/13/12) to 3/31/18
Fund Performance
NAV	-3.59%	-2.28%	2.23%	4.12%	11.68%	25.49%
Market Price	-3.39%	-2.32%	2.23%	4.12%	11.64%	25.55%
Index Performance
NASDAQ US Multi-Asset Diversified Income IndexSM	-3.32%	-1.72%	2.91%	4.83%	15.44%	30.44%
S&P 500® Index	5.84%	13.99%	13.31%	14.25%	86.75%	111.75%
Dow Jones U.S. Select Dividend IndexSM*	3.49%	8.25%	12.45%	13.54%	79.79%	104.44%
(See Notes to Fund Performance Overview Page 30.)
*	The Dow Jones U.S. Select Dividend IndexSM represents 100 of the United States’ leading stocks by dividend yield.

Nasdaq®, OMX® and NASDAQ US Multi-Asset Diversified Income IndexSM are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV) (Continued)
Sector Allocation	% of Total Investments

Financials	33.3%
Energy	20.4
Other *	19.9
Utilities	9.3
Real Estate	6.4
Telecommunication Services	3.8
Consumer Discretionary	2.3
Consumer Staples	1.8
Industrials	1.0
Information Technology	0.7
Health Care	0.7
Materials	0.4
Total	100.0%

*	Exchange-Traded Fund with holdings representing multiple sectors.
Top Ten Holdings	% of Total Investments

First Trust Tactical High Yield ETF	19.9%
CYS Investments, Inc.	1.4
Kinder Morgan, Inc./DE, Series A	1.4
Two Harbors Investment Corp.	1.3
NuStar Energy L.P.	1.1
Martin Midstream Partners L.P.	1.1
PennyMac Mortgage Investment Trust	1.1
Chimera Investment Corp.	1.1
AGNC Investment Corp.	1.1
Annaly Capital Management, Inc.	1.1
Total	30.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV) (Continued)
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2012 through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/12 – 9/30/13	217	2	0	0
10/1/13 – 9/30/14	206	2	0	0
10/1/14 – 9/30/15	175	2	0	0
10/1/15 – 9/30/16	107	0	0	0
10/1/16 – 9/30/17	125	0	0	0
10/1/17 – 3/31/18	57	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/12 – 9/30/13	31	0	0	0
10/1/13 – 9/30/14	42	2	0	0
10/1/14 – 9/30/15	67	8	0	0
10/1/15 – 9/30/16	146	0	0	0
10/1/16 – 9/30/17	126	0	0	0
10/1/17 – 3/31/18	67	0	0	0

Fund Performance Overview (Unaudited) (Continued)
International Multi-Asset Diversified Income Index Fund (YDIV)
The International Multi-Asset Diversified Income Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the NASDAQ International Multi-Asset Diversified Income IndexSM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “YDIV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in non-U.S. dividend-paying equity securities and/or depositary receipts (20%), non-U.S. real estate investment trusts (“REITs”) (20%), non-U.S. preferred securities (20%), infrastructure companies (20%), and an exchange-traded fund (“ETF”) that invests in non-U.S. fixed income securities (20%), all of which comprise the Index (each an “Index Segment”). The percentages provided reflect the approximate percentages of each of the Index Segments included in the Index as of each quarterly rebalance. The percentages will vary from these amounts between rebalances of the Index.
The Index is designed to provide access to a diversified portfolio of small-, mid-, and large-capitalization income-producing securities, which include non-U.S. dividend-paying equity securities, non-U.S. REITs, non-U.S. preferred securities, infrastructure companies, some of which may be located in emerging markets, and an index-based ETF that invests in non-U.S. fixed income securities. The ETF in which the Fund invests may invest in high yield fixed-income securities, commonly referred to as “junk bonds.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/18	1 Year Ended 3/31/18	Inception (8/22/13) to 3/31/18	Inception (8/22/13) to 3/31/18
Fund Performance
NAV	0.66%	10.25%	3.13%	15.23%
Market Price	0.66%	11.43%	3.22%	15.74%
Index Performance
NASDAQ International Multi-Asset Diversified Income IndexSM	1.39%	12.07%	4.72%	23.69%
MSCI World ex USA Index	1.95%	13.74%	5.55%	28.25%
Dow Jones EPAC Select DividendTM Index*	-0.14%	9.94%	4.01%	19.84%
(See Notes to Fund Performance Overview Page 30.)
*	The Dow Jones EPAC Select DividendTM Index measures the performance of a selected group of companies, from non-U.S. developed markets (Europe, Pacific Asia, and Canada), that have provided relatively high dividend yields on a consistent basis over time.

Nasdaq® and NASDAQ International Multi-Asset Diversified Income IndexSM are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
International Multi-Asset Diversified Income Index Fund (YDIV) (Continued)
Sector Allocation	% of Total Investments

Financials	44.4%
Real Estate	21.6
Utilities	18.5
Energy	6.3
Information Technology	3.3
Industrials	2.0
Telecommunication Services	1.9
Materials	1.2
Consumer Staples	0.4
Consumer Discretionary	0.4
Total	100.0%

Country Allocation†	% of Total Investments
Canada	25.0%
United States	19.9
Australia	12.7
United Kingdom	7.3
Singapore	7.1
Taiwan	5.5
Italy	3.4
Thailand	2.2
Hong Kong	2.2
South Africa	1.9
Russia	1.4
China	1.3
France	1.3
Spain	1.2
Sweden	1.2
Malaysia	1.0
Portugal	0.9
Czech Republic	0.9
Belgium	0.9
Netherlands	0.7
Germany	0.7
Japan	0.7
Finland	0.3
Bermuda	0.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Top Ten Holdings	% of Total Investments
iShares Emerging Markets High Yield Bond ETF	19.9%
Standard Bank Group Ltd.	1.9
China Power International Development Ltd.	1.3
Snam S.p.A.	1.1
Cominar Real Estate Investment Trust	1.1
SSE PLC	1.1
Pennon Group PLC	1.0
Capital Power Corp.	1.0
Charter Hall Retail REIT	1.0
Dream Global Real Estate Investment Trust	0.9
Total	30.3%

Fund Performance Overview (Unaudited) (Continued)
International Multi-Asset Diversified Income Index Fund (YDIV) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 23, 2013 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
8/23/13 – 9/30/13	17	1	0	0
10/1/13 – 9/30/14	47	89	55	2
10/1/14 – 9/30/15	105	98	18	1
10/1/15 – 9/30/16	39	15	12	3
10/1/16 – 9/30/17	52	12	0	0
10/1/17 – 3/31/18	52	65	3	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
8/23/13 – 9/30/13	8	0	0	0
10/1/13 – 9/30/14	41	17	1	0
10/1/14 – 9/30/15	23	3	4	0
10/1/15 – 9/30/16	58	106	20	0
10/1/16 – 9/30/17	50	109	21	7
10/1/17 – 3/31/18	3	1	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust BuyWrite Income ETF (FTHI)
The First Trust BuyWrite Income ETF (the “Fund”), formerly First Trust High Income ETF, is an actively managed exchange-traded fund. The Fund’s primary investment objective is to provide current income with a secondary objective to provide capital appreciation. Under normal market conditions, the Fund invests primarily in equity securities listed in U.S. exchanges. The Fund also employs an “option strategy” in which it writes U.S. exchange-traded covered call options on the S&P 500® Index (the “Index”) to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. The equity securities held by the Fund are selected using a mathematical optimization process which attempts to favor higher dividend paying common stocks for the Fund’s portfolio. The shares of the Fund are listed and trade on the Nasdaq Stock Market LLC under the ticker symbol "FTHI."
Portfolio Management Team
Portfolio management decisions are made under the direction of the following Portfolio Managers:
John Gambla, CFA, Senior Portfolio Manager
Rob A. Guttschow, CFA, Senior Portfolio Manager
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/18	1 Year Ended 3/31/18	Inception (1/6/14) to 3/31/18	Inception (1/6/14) to 3/31/18
Fund Performance
NAV	0.82%	8.81%	7.22%	34.31%
Market Price	1.22%	9.34%	7.35%	34.98%
Index Performance
CBOE S&P 500 BuyWrite Monthly Index*	1.19%	6.95%	6.87%	32.48%
S&P 500® Index	5.84%	13.99%	11.39%	57.84%
(See Notes to Fund Performance Overview Page 30.)
*	The CBOE S&P 500 BuyWrite Monthly Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index.

Nasdaq® and CBOE S&P 500 BuyWrite Monthly Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust BuyWrite Income ETF (FTHI) (Continued)
Sector Allocation	% of Total Investments
Information Technology	20.7%
Financials	14.9
Health Care	14.6
Consumer Discretionary	11.8
Industrials	11.4
Consumer Staples	10.4
Materials	7.4
Energy	6.7
Telecommunication Services	1.2
Utilities	0.9
Total	100.0%
Top Ten Holdings	% of Total Investments
Apple, Inc.	3.7%
Johnson & Johnson	2.5
Exxon Mobil Corp.	2.4
Alphabet, Inc., Class A	1.9
Intel Corp.	1.9
Bank of Hawaii Corp.	1.8
Costco Wholesale Corp.	1.8
Altria Group, Inc.	1.8
Cognizant Technology Solutions Corp., Class A	1.8
Walmart, Inc.	1.8
Total	21.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 7, 2014 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/7/14 – 9/30/14	85	1	0	0
10/1/14 – 9/30/15	117	3	1	3
10/1/15 – 9/30/16	114	0	1	0
10/1/16 – 9/30/17	158	1	0	0
10/1/17 – 3/31/18	58	23	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/7/14 – 9/30/14	98	1	0	0
10/1/14 – 9/30/15	125	3	0	0
10/1/15 – 9/30/16	112	6	10	10
10/1/16 – 9/30/17	82	2	5	3
10/1/17 – 3/31/18	38	5	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Hedged BuyWrite Income ETF (FTLB)
The First Trust Hedged BuyWrite Income ETF (the “Fund”), formerly First Trust Low Beta Income ETF, is an actively managed exchange-traded fund. The Fund’s investment objective is to provide current income. The Fund invests primarily in equity securities listed in U.S. exchanges. The Fund also employs an “option strategy” in which it writes U.S. exchange-traded covered call options on the S&P 500® Index (the “Index”) to seek additional cash flow in the form of premiums on the options. The premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the Index that seek to provide some downside protection and reduce the Fund’s price sensitivity to declining markets. The equity securities held by the Fund are selected using a mathematical optimization process which attempts to favor higher dividend paying common stocks for the Fund’s portfolio. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTLB."
Portfolio Management Team
Portfolio management decisions are made under the direction of the following Portfolio Managers:
John Gambla, CFA, Senior Portfolio Manager
Rob A. Guttschow, CFA, Senior Portfolio Manager
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/18	1 Year Ended 3/31/18	Inception (1/6/14) to 3/31/18	Inception (1/6/14) to 3/31/18
Fund Performance
NAV	-0.19%	7.14%	5.62%	26.02%
Market Price	-0.37%	7.28%	5.66%	26.22%
Index Performance
CBOE S&P 500 95-110 Collar Index*	4.43%	10.22%	5.80%	26.95%
S&P 500® Index	5.84%	13.99%	11.39%	57.84%
(See Notes to Fund Performance Overview Page 30.)
*	The CBOE S&P 500 95-110 Collar Index is designed to protect an investment in S&P 500® stocks against market declines. The passive collar strategy reflected by the index entails: holding the stocks in the S&P 500® Index; buying three-month S&P 500® put options to protect this S&P 500® portfolio from market decreases; and selling one-month S&P 500® call options to help finance the cost of the put options.

Nasdaq® and CBOE S&P 500 95-110 Collar Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Hedged BuyWrite Income ETF (FTLB) (Continued)
Sector Allocation	% of Total Investments
Information Technology	20.7%
Financials	14.9
Health Care	14.6
Consumer Discretionary	11.8
Industrials	11.4
Consumer Staples	10.4
Materials	7.4
Energy	6.7
Telecommunication Services	1.2
Utilities	0.9
Total	100.0%
Top Ten Holdings	% of Total Investments
Apple, Inc.	3.7%
Johnson & Johnson	2.5
Exxon Mobil Corp.	2.4
Alphabet, Inc., Class A	1.9
Intel Corp.	1.9
Bank of Hawaii Corp.	1.8
Costco Wholesale Corp.	1.8
Cognizant Technology Solutions Corp., Class A	1.8
Altria Group, Inc.	1.8
Walmart, Inc.	1.8
Total	21.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 7, 2014 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/7/14 – 9/30/14	88	3	3	0
10/1/14 – 9/30/15	128	6	1	0
10/1/15 – 9/30/16	99	8	0	5
10/1/16 – 9/30/17	146	0	0	0
10/1/17 – 3/31/18	79	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/7/14 – 9/30/14	81	10	0	0
10/1/14 – 9/30/15	113	4	0	0
10/1/15 – 9/30/16	69	6	24	42
10/1/16 – 9/30/17	91	2	2	10
10/1/17 – 3/31/18	45	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Rising Dividend Achievers ETF (RDVY)
The First Trust Rising Dividend Achievers ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the NASDAQ US Rising Dividend Achievers Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in securities that comprise the Index. The Index is composed of the securities of 50 companies with a history of raising their dividends that exhibit the characteristics to continue to do so in the future. The Index is designed to provide access to a diversified portfolio of small-, mid- and large-capitalization income-producing securities. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RDVY.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/18	1 Year Ended 3/31/18	Inception (1/6/14) to 3/31/18	Inception (1/6/14) to 3/31/18
Fund Performance
NAV	7.48%	13.84%	12.02%	61.64%
Market Price	7.36%	13.79%	12.02%	61.63%
Index Performance
NASDAQ US Rising Dividend Achievers Index	7.79%	14.45%	12.62%	65.32%
Dow Jones U.S. Select DividendTM Index*	3.49%	8.25%	11.46%	58.24%
(See Notes to Fund Performance Overview Page 30.)
*	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.

Nasdaq® and NASDAQ US Rising Dividend Achievers Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Rising Dividend Achievers ETF (RDVY) (Continued)
Sector Allocation	% of Total Investments

Financials	29.6%
Consumer Discretionary	22.6
Information Technology	19.5
Industrials	14.2
Consumer Staples	6.2
Health Care	5.9
Energy	2.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Foot Locker, Inc.	2.1%
Northrop Grumman Corp.	2.1
Hormel Foods Corp.	2.1
Assurant, Inc.	2.1
Ross Stores, Inc.	2.1
Huntington Ingalls Industries, Inc.	2.1
Costco Wholesale Corp.	2.1
NIKE, Inc., Class B	2.1
Best Buy Co., Inc.	2.1
TJX (The) Cos., Inc.	2.1
Total	21.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 7, 2014 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/7/14 – 9/30/14	123	4	1	0
10/1/14 – 9/30/15	155	6	0	0
10/1/15 – 9/30/16	112	2	0	0
10/1/16 – 9/30/17	224	0	0	0
10/1/17 – 3/31/18	107	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/7/14 – 9/30/14	55	2	0	0
10/1/14 – 9/30/15	91	0	0	0
10/1/15 – 9/30/16	139	0	0	0
10/1/16 – 9/30/17	27	0	0	0
10/1/17 – 3/31/18	17	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Focus 5 ETF (FV)
The First Trust Dorsey Wright Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Focus Five Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The ETFs in which the Fund invests are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of each of the First Trust sector-based ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust sector-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe and that satisfy certain trading volume and liquidity requirements. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FV.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/18	1 Year Ended 3/31/18	Inception (3/5/14) to 3/31/18	Inception (3/5/14) to 3/31/18
Fund Performance
NAV	10.05%	20.03%	9.74%	46.00%
Market Price	10.09%	20.02%	9.75%	46.05%
Index Performance
Dorsey Wright Focus Five Index	10.22%	20.38%	10.19%	48.46%
S&P 500® Index	5.84%	13.99%	11.07%	53.32%
(See Notes to Fund Performance Overview Page 30.)

The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index, which is determined, composed and calculated by Dorsey Wright without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Focus 5 ETF (FV) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 6, 2014 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/6/14 – 9/30/14	131	0	0	0
10/1/14 – 9/30/15	155	11	0	1
10/1/15 – 9/30/16	132	0	0	0
10/1/16 – 9/30/17	70	0	0	0
10/1/17 – 3/31/18	58	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/6/14 – 9/30/14	14	0	0	0
10/1/14 – 9/30/15	78	7	0	0
10/1/15 – 9/30/16	121	0	0	0
10/1/16 – 9/30/17	181	0	0	0
10/1/17 – 3/31/18	66	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA American Industrial Renaissance® ETF (AIRR)
The First Trust RBA American Industrial Renaissance® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Richard Bernstein Advisors American Industrial Renaissance® Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in U.S. equity securities that comprise the Index. The Index is designed to measure the performance of small- and mid-cap U.S. companies in the industrial and community banking sectors. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “AIRR.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/18	1 Year Ended 3/31/18	Inception (3/10/14) to 3/31/18	Inception (3/10/14) to 3/31/18
Fund Performance
NAV	-0.06%	9.14%	7.03%	31.74%
Market Price	-0.25%	9.21%	6.99%	31.54%
Index Performance
Richard Bernstein Advisors American Industrial Renaissance® Index	0.28%	9.95%	7.89%	36.11%
S&P 500® Index	5.84%	13.99%	11.05%	53.00%
S&P 500® Industrials Index	4.40%	13.95%	10.64%	50.70%
Russell 2500® Index(1)	4.99%	12.31%	8.19%	37.62%
(See Notes to Fund Performance Overview Page 30.)
(1)	The Russell 2500 Index has been added as a benchmark because the Advisor believes that its returns provide a more meaningful comparison to Fund returns.

The Fund is not sponsored, endorsed, sold or promoted by Richard Bernstein Advisors (“RBA” or “Licensor”). RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined, composed and calculated by RBA without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA American Industrial Renaissance® ETF (AIRR) (Continued)
Sector Allocation	% of Total Investments
Industrials	89.8%
Financials	10.2
Total	100.0%

Top Ten Holdings	% of Total Investments
Proto Labs, Inc.	4.3%
Greenbrier (The) Cos., Inc.	3.8
RBC Bearings, Inc.	3.7
MasTec, Inc.	3.7
Generac Holdings, Inc.	3.6
Dycom Industries, Inc.	3.6
EMCOR Group, Inc.	3.5
Wabash National Corp.	3.4
Argan, Inc.	3.4
Covanta Holding Corp.	3.4
Total	36.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA American Industrial Renaissance® ETF (AIRR) (Continued)
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 11, 2014 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/11/14 – 9/30/14	104	4	0	0
10/1/14 – 9/30/15	127	5	0	0
10/1/15 – 9/30/16	100	0	0	0
10/1/16 – 9/30/17	140	1	0	0
10/1/17 – 3/31/18	54	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/11/14 – 9/30/14	31	3	0	0
10/1/14 – 9/30/15	116	4	0	0
10/1/15 – 9/30/16	153	0	0	0
10/1/16 – 9/30/17	110	0	0	0
10/1/17 – 3/31/18	70	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA Quality Income ETF (QINC)
The First Trust RBA Quality Income ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Richard Bernstein Advisors Quality Income Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in U.S. and non-U.S., including emerging market, equity securities that comprise the Index. The non-U.S. equity securities may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other depositary receipts. The Index is designed to provide access to a diversified portfolio of small-, mid- and large-capitalization income-producing equity securities. The Index is focused on total return through a combination of dividend income and capital appreciation. The Index attempts to control the risks associated with investing in higher-yielding stocks, yet maintain attractive current income. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “QINC.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/18	1 Year Ended 3/31/18	Inception (3/10/14) to 3/31/18	Inception (3/10/14) to 3/31/18
Fund Performance
NAV	0.91%	7.76%	7.76%	35.41%
Market Price	0.87%	7.94%	7.79%	35.58%
Index Performance
Richard Bernstein Advisors Quality Income Index	1.31%	8.61%	8.67%	40.13%
S&P 500® Index	5.84%	13.99%	11.05%	53.00%
Dow Jones U.S. Select Dividend IndexSM*	3.49%	8.25%	11.23%	54.02%
(See Notes to Fund Performance Overview Page 30.)
*	The Dow Jones U.S. Select Dividend IndexSM represents 100 of the United States’ leading stocks by dividend yield.

The Fund is not sponsored, endorsed, sold or promoted by Richard Bernstein Advisors (“RBA” or “Licensor”). RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined, composed and calculated by RBA without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA Quality Income ETF (QINC) (Continued)
Sector Allocation	% of Total Investments
Financials	30.2%
Utilities	24.1
Real Estate	11.7
Consumer Discretionary	7.8
Information Technology	7.4
Health Care	7.1
Industrials	4.4
Consumer Staples	3.9
Telecommunication Services	3.4
Total	100.0%
Top Ten Holdings	% of Total Investments
Watsco, Inc.	4.4%
Public Storage	4.3
National Retail Properties, Inc.	4.1
Huntington Bancshares, Inc.	4.0
People’s United Financial, Inc.	4.0
Philip Morris International, Inc.	4.0
Erie Indemnity Co., Class A	3.9
FNB Corp.	3.9
Williams-Sonoma, Inc.	3.9
Cracker Barrel Old Country Store, Inc.	3.9
Total	40.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 11, 2014 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/11/14 – 9/30/14	87	3	0	0
10/1/14 – 9/30/15	174	6	0	0
10/1/15 – 9/30/16	174	0	0	0
10/1/16 – 9/30/17	167	0	0	0
10/1/17 – 3/31/18	42	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/11/14 – 9/30/14	49	3	0	0
10/1/14 – 9/30/15	64	8	0	0
10/1/15 – 9/30/16	78	1	0	0
10/1/16 – 9/30/17	84	0	0	0
10/1/17 – 3/31/18	82	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright International Focus 5 ETF (IFV)
The First Trust Dorsey Wright International Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright International Focus Five Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The ETFs in which the Fund invests are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of certain First Trust international ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust country/region-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “IFV.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/18	1 Year Ended 3/31/18	Inception (7/22/14) to 3/31/18	Inception (7/22/14) to 3/31/18
Fund Performance
NAV	4.89%	17.49%	3.97%	15.45%
Market Price	4.71%	17.41%	3.92%	15.25%
Index Performance
Dorsey Wright International Focus Five Index	5.09%	17.82%	4.28%	16.72%
MSCI All Country World Ex-US Index	3.61%	16.35%	3.20%	12.34%
(See Notes to Fund Performance Overview Page 30.)

The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index, which is determined, composed and calculated by Dorsey Wright without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright International Focus 5 ETF (IFV) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 23, 2014 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
7/23/14 – 9/30/14	40	1	0	0
10/1/14 – 9/30/15	185	8	0	0
10/1/15 – 9/30/16	155	1	0	0
10/1/16 – 9/30/17	136	0	0	0
10/1/17 – 3/31/18	58	1	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
7/23/14 – 9/30/14	8	0	0	0
10/1/14 – 9/30/15	58	1	0	0
10/1/15 – 9/30/16	97	0	0	0
10/1/16 – 9/30/17	114	1	0	0
10/1/17 – 3/31/18	64	1	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
The First Trust Dorsey Wright Dynamic Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Dynamic Focus Five Index (the “Index”). The Fund normally invests at least 80% of its total assets (including investment borrowings) in the exchange-traded funds (“ETFs”) and cash equivalents that comprise the Index. The cash equivalents in which the Fund may invest (the “Cash Proxy”) are 1- to 3-month U.S. Treasury Bills representing the component securities of a cash equivalent index (the Nasdaq US T-Bill Index (the “Cash Index”)) that is a component of the Index. The ETFs in which the Fund invests are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of each of the First Trust sector and industry-based ETFs relative to one another. The Cash Index is also evaluated and its inclusion and weight in the Index are adjusted based upon its rank relative to the selection universe of sector and industry-based ETFs chosen by the Index. The Index is designed to provide targeted exposure to the five First Trust sector and industry-based ETFs that the Index determines offer the greatest potential to outperform the other First Trust sector and industry-based ETFs and that satisfy certain trading volume and liquidity requirements. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FVC.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/18	1 Year Ended 3/31/18	Inception (3/17/16) to 3/31/18	Inception (3/17/16) to 3/31/18
Fund Performance
NAV	10.06%	20.00%	15.94%	35.18%
Market Price	10.02%	19.90%	15.94%	35.18%
Index Performance
Dorsey Wright Dynamic Focus Five Index	10.22%	20.38%	16.34%	36.14%
S&P 500® Index	5.84%	13.99%	15.81%	34.88%
(See Notes to Fund Performance Overview Page 30.)

The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index, which is determined, composed and calculated by Dorsey Wright without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 18, 2016 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/18/16 – 9/30/16	113	0	0	0
10/1/16 – 9/30/17	167	0	0	0
10/1/17 – 3/31/18	87	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/18/16 – 9/30/16	25	0	0	0
10/1/16 – 9/30/17	84	0	0	0
10/1/17 – 3/31/18	37	0	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2018 (Unaudited)
As a shareholder of First Trust NASDAQ Technology Dividend Index Fund, Multi-Asset Diversified Income Index Fund, International Multi-Asset Diversified Income Index Fund, First Trust BuyWrite Income ETF, First Trust Hedged BuyWrite Income ETF, First Trust Rising Dividend Achievers ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust RBA American Industrial Renaissance® ETF, First Trust RBA Quality Income ETF, First Trust Dorsey Wright International Focus 5 ETF, or First Trust Dorsey Wright Dynamic Focus 5 ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2018.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Actual	$1,000.00	$1,116.00	0.50%	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
Multi-Asset Diversified Income Index Fund (MDIV) (b)
Actual	$1,000.00	$964.10	0.48%	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
International Multi-Asset Diversified Income Index Fund (YDIV) (b)
Actual	$1,000.00	$1,006.60	0.70%	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	0.70%	$3.53
First Trust BuyWrite Income ETF (FTHI)
Actual	$1,000.00	$1,008.20	0.85%	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28
First Trust Hedged BuyWrite Income ETF (FTLB)
Actual	$1,000.00	$998.10	0.85%	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28
First Trust Rising Dividend Achievers ETF (RDVY)
Actual	$1,000.00	$1,074.80	0.50%	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
March 31, 2018 (Unaudited)
	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Dorsey Wright Focus 5 ETF (FV) (b)
Actual	$1,000.00	$1,100.50	0.30%	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51
First Trust RBA American Industrial Renaissance® ETF (AIRR)
Actual	$1,000.00	$999.40	0.70%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	0.70%	$3.53
First Trust RBA Quality Income ETF (QINC)
Actual	$1,000.00	$1,009.10	0.70%	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	0.70%	$3.53
First Trust Dorsey Wright International Focus 5 ETF (IFV) (b)
Actual	$1,000.00	$1,048.90	0.30%	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC) (b)
Actual	$1,000.00	$1,100.60	0.30%	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51

(a)	Expenses are equal to the annualized expense ratio, as indicated in the table, multiplied by the average account value over the period (October 1, 2017 through March 31, 2018), multiplied by 182/365 (to reflect the six-month period).
(b)	Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 0.5%
28,298	Harris Corp.	$4,563,901
	Commercial Services & Supplies – 0.3%
191,117	Pitney Bowes, Inc.	2,081,264
	Communications Equipment – 8.9%
1,559,127	Cisco Systems, Inc.	66,870,957
10,606	InterDigital, Inc.	780,602
11,499	Ituran Location and Control Ltd.	357,619
90,653	Juniper Networks, Inc.	2,205,587
49,616	Motorola Solutions, Inc.	5,224,565
6,212	Plantronics, Inc.	375,018
		75,814,348
	Diversified Telecommunication Services – 9.9%
480,838	AT&T, Inc.	17,141,875
59,699	BT Group PLC, ADR	964,736
987,801	CenturyLink, Inc.	16,229,570
32,668	Cogent Communications Holdings, Inc.	1,417,791
289,676	Consolidated Communications Holdings, Inc.	3,174,849
80,075	Orange S.A., ADR	1,367,681
70,087	Telecom Argentina S.A., ADR	2,195,826
285,857	Telefonica Brasil S.A., ADR	4,390,764
161,323	Telefonica S.A., ADR	1,592,258
54,535	Telekomunikasi Indonesia Persero Tbk PT, ADR	1,440,815
483,503	TELUS Corp.	16,999,965
365,614	Verizon Communications, Inc.	17,483,661
		84,399,791
	Electronic Equipment, Instruments & Components – 1.3%
24,497	CDW Corp.	1,722,384
309,273	Corning, Inc.	8,622,531
6,309	SYNNEX Corp.	746,986
7,683	Systemax, Inc.	219,350
		11,311,251
	Household Durables – 0.8%
109,632	Garmin Ltd.	6,460,614
	Internet Software & Services – 0.8%
16,816	j2 Global, Inc.	1,327,119
5,757	LogMeIn, Inc.	665,221
15,765	NetEase, Inc., ADR	4,420,348
26,579	NIC, Inc.	353,501
		6,766,189
	IT Services – 10.0%
32,454	Amdocs Ltd.	2,165,331
Shares	Description	Value

	IT Services (Continued)
54,582	Cognizant Technology Solutions Corp., Class A	$4,393,851
9,574	CSG Systems International, Inc.	433,607
25,451	DXC Technology Co.	2,558,589
149,387	Infosys Ltd., ADR	2,666,558
448,037	International Business Machines Corp.	68,742,317
51,805	Leidos Holdings, Inc.	3,388,047
12,393	Science Applications International Corp.	976,568
9,408	Wipro Ltd., ADR	48,545
		85,373,413
	Professional Services – 0.0%
5,706	Forrester Research, Inc.	236,514
	Semiconductors & Semiconductor Equipment – 31.3%
124,913	Analog Devices, Inc.	11,383,322
123,457	Applied Materials, Inc.	6,865,444
8,366	ASML Holding NV	1,661,153
400,055	BCE, Inc.	17,218,367
135,530	Broadcom Ltd.	31,937,645
17,842	Brooks Automation, Inc.	483,161
3,401	Cabot Microelectronics, Corp.	364,281
5,734	Cohu, Inc.	130,793
151,255	Cypress Semiconductor Corp.	2,565,285
53,785	Himax Technologies, Inc., ADR	331,316
1,416,467	Intel Corp.	73,769,601
52,847	KLA-Tencor Corp.	5,760,851
26,582	Lam Research Corp.	5,400,399
84,901	Marvell Technology Group Ltd.	1,782,921
107,732	Maxim Integrated Products, Inc.	6,487,621
64,505	Microchip Technology, Inc.	5,893,177
5,835	MKS Instruments, Inc.	674,818
4,800	Monolithic Power Systems, Inc.	555,696
4,207	Power Integrations, Inc.	287,548
537,059	QUALCOMM, Inc.	29,758,439
11,600	Silicon Motion Technology Corp., ADR	558,192
479,897	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,000,293
20,466	Teradyne, Inc.	935,501
322,187	Texas Instruments, Inc.	33,472,007
83,492	Xilinx, Inc.	6,031,462
30,256	Xperi Corp.	639,914
		265,949,207
	Software – 14.2%
3,808	Blackbaud, Inc.	387,693
204,968	CA, Inc.	6,948,415
18,893	CDK Global, Inc.	1,196,683
37,912	Intuit, Inc.	6,572,045
744,564	Microsoft Corp.	67,956,356

See Notes to Financial Statements

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
13,188	Monotype Imaging Holdings, Inc.	$296,071
65,505	Open Text Corp.	2,279,574
688,945	Oracle Corp.	31,519,234
8,622	Progress Software Corp.	331,516
1,736	QAD, Inc., Class A	72,304
11,284	SAP SE, ADR	1,186,625
18,706	SS&C Technologies Holdings, Inc.	1,003,390
99,716	TiVo Corp.	1,351,152
		121,101,058
	Technology Hardware, Storage & Peripherals – 13.7%
391,969	Apple, Inc.	65,764,559
12,757	Canon, Inc., ADR	464,993
384,914	Hewlett Packard Enterprise Co.	6,751,391
637,981	HP, Inc.	13,984,543
42,897	Logitech International S.A.	1,575,607
59,136	NetApp, Inc.	3,648,100
227,393	Seagate Technology PLC	13,307,038
115,670	Western Digital Corp.	10,672,871
		116,169,102
	Wireless Telecommunication Services – 8.2%
189,853	America Movil SAB de CV, ADR, Class L	3,624,294
129,989	China Mobile Ltd., ADR	5,946,997
874,162	Mobile TeleSystems PJSC, ADR	9,956,705
22,799	NTT DOCOMO, Inc., ADR	582,970
387,102	Rogers Communications, Inc., Class B	17,295,717
11,914	Shenandoah Telecommunications Co.	428,904
70,062	Telephone & Data Systems, Inc.	1,963,838
4,770,584	VEON Ltd., ADR	12,594,342
616,546	Vodafone Group PLC, ADR	17,152,310
		69,546,077
	Total Investments – 99.9%	849,772,729
	(Cost $714,554,146) (a)
	Net Other Assets and Liabilities – 0.1%	888,603
	Net Assets – 100.0%	$850,661,332

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $158,772,494 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $23,553,911. The net unrealized appreciation was $135,218,583.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 849,772,729	$ 849,772,729	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 20.6%
	Health Care REITs – 2.7%
98,980	LTC Properties, Inc.	$3,761,240
393,521	Medical Properties Trust, Inc.	5,115,773
54,595	National Health Investors, Inc.	3,673,698
246,154	Omega Healthcare Investors, Inc.	6,656,004
		19,206,715
	Mortgage REITs – 14.3%
421,211	AGNC Investment Corp.	7,969,312
746,165	Annaly Capital Management, Inc.	7,782,501
364,550	Apollo Commercial Real Estate Finance, Inc.	6,554,609
169,364	Blackstone Mortgage Trust, Inc., Class A	5,321,417
461,698	Chimera Investment Corp.	8,038,162
1,543,183	CYS Investments, Inc.	10,370,190
429,263	Invesco Mortgage Capital, Inc.	7,031,328
373,700	Ladder Capital Corp.	5,635,396
1,031,552	MFA Financial, Inc.	7,767,587
466,691	New Residential Investment Corp.	7,677,067
452,037	PennyMac Mortgage Investment Trust	8,150,227
337,504	Redwood Trust, Inc.	5,221,187
305,671	Starwood Property Trust, Inc.	6,403,807
609,784	Two Harbors Investment Corp.	9,372,380
		103,295,170
	Retail REITs – 2.0%
274,966	Brixmor Property Group, Inc.	4,193,231
301,035	Kimco Realty Corp.	4,334,904
83,630	National Retail Properties, Inc.	3,283,314
18,742	Simon Property Group, Inc.	2,892,828
		14,704,277
	Specialized REITs – 1.6%
79,184	EPR Properties	4,386,793
135,591	Gaming and Leisure Properties, Inc.	4,538,231
45,602	Lamar Advertising Co., Class A	2,903,023
		11,828,047
	Total Real Estate Investment Trusts	149,034,209
	(Cost $152,970,217)
COMMON STOCKS – 20.3%
	Automobiles – 1.0%
399,184	Ford Motor Co.	4,422,959
70,531	General Motors Co.	2,563,096
		6,986,055
	Banks – 2.2%
184,749	FNB Corp.	2,484,874
56,653	PacWest Bancorp	2,806,023
141,920	People’s United Financial, Inc.	2,648,227
92,502	Simmons First National Corp., Class A	2,631,682
78,834	United Bankshares, Inc.	2,778,899
217,368	Valley National Bancorp	2,708,405
		16,058,110
	Capital Markets – 0.3%
75,745	Invesco, Ltd.	2,424,597
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services – 0.5%
70,047	Verizon Communications, Inc.	$3,349,648
	Electric Utilities – 5.7%
64,516	Alliant Energy Corp.	2,636,124
41,030	American Electric Power Co., Inc.	2,814,248
45,694	Duke Energy Corp.	3,539,914
45,631	Edison International	2,904,869
45,427	Entergy Corp.	3,578,739
71,117	Exelon Corp.	2,774,274
104,834	FirstEnergy Corp.	3,565,404
85,407	Hawaiian Electric Industries, Inc.	2,936,293
97,451	OGE Energy Corp.	3,193,469
33,980	Pinnacle West Capital Corp.	2,711,604
61,671	Portland General Electric Co.	2,498,292
133,996	PPL Corp.	3,790,747
91,692	Southern (The) Co.	4,094,965
		41,038,942
	Food Products – 0.7%
127,565	Flowers Foods, Inc.	2,788,571
51,072	General Mills, Inc.	2,301,304
		5,089,875
	Gas Utilities – 0.4%
36,713	Spire, Inc.	2,654,350
	Hotels, Restaurants & Leisure – 0.4%
19,815	Cracker Barrel Old Country Store, Inc.	3,154,548
	Household Durables – 0.9%
42,369	Garmin Ltd.	2,496,805
74,344	Tupperware Brands Corp.	3,596,763
		6,093,568
	Household Products – 0.7%
23,151	Kimberly-Clark Corp.	2,549,620
31,507	Procter & Gamble (The) Co.	2,497,875
		5,047,495
	Independent Power and Renewable Electricity Producers – 0.5%
301,962	AES Corp.	3,433,308
	Industrial Conglomerates – 0.5%
285,092	General Electric Co.	3,843,040
	Insurance – 1.1%
74,757	James River Group Holdings, Ltd.	2,651,631
55,801	MetLife, Inc.	2,560,708
136,723	Old Republic International Corp.	2,932,708
		8,145,047
	IT Services – 0.7%
17,911	International Business Machines Corp.	2,748,085
131,547	Western Union (The) Co.	2,529,649
		5,277,734
	Multi-Utilities – 2.7%
49,679	Black Hills Corp.	2,697,570

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
108,696	CenterPoint Energy, Inc.	$2,978,270
35,513	Consolidated Edison, Inc.	2,767,883
24,421	DTE Energy Co.	2,549,552
58,584	NorthWestern Corp.	3,151,819
53,019	Public Service Enterprise Group, Inc.	2,663,675
41,804	WEC Energy Group, Inc.	2,621,111
		19,429,880
	Paper & Forest Products – 0.4%
73,711	Schweitzer-Mauduit International, Inc.	2,885,786
	Pharmaceuticals – 0.7%
45,558	Merck & Co, Inc.	2,481,544
73,699	Pfizer, Inc.	2,615,578
		5,097,122
	Tobacco – 0.4%
44,420	Altria Group, Inc.	2,768,254
	Trading Companies & Distributors – 0.5%
178,394	Aircastle, Ltd.	3,542,905
	Total Common Stocks	146,320,264
	(Cost $148,508,297)
EXCHANGE-TRADED FUNDS – 19.8%
	Capital Markets – 19.8%
3,004,200	First Trust Tactical High Yield ETF (a)	143,029,962
	(Cost $147,571,403)
MASTER LIMITED PARTNERSHIPS – 18.9%
	Energy Equipment & Services – 1.0%
432,717	USA Compression Partners L.P.	7,325,899
	Oil, Gas & Consumable Fuels – 17.9%
134,975	Andeavor Logistics L.P.	6,048,230
257,340	Black Stone Minerals L.P.	4,258,977
140,035	Buckeye Partners L.P.	5,235,909
409,346	Enable Midstream Partners L.P.	5,616,227
401,290	Energy Transfer Partners L.P.	6,508,924
161,720	Enterprise Products Partners L.P.	3,958,906
53,896	EQT Midstream Partners L.P.	3,181,481
244,457	GasLog Partners L.P.	5,695,848
360,048	Genesis Energy L.P.	7,096,546
432,631	Global Partners L.P.	6,640,886
384,104	Golar LNG Partners L.P.	6,572,019
183,178	Holly Energy Partners L.P.	5,050,217
250,130	KNOT Offshore Partners L.P.	4,952,574
53,311	Magellan Midstream Partners L.P.	3,110,697
603,731	Martin Midstream Partners L.P.	8,150,369
404,335	NuStar Energy L.P.	8,244,391
306,472	PBF Logistics L.P.	5,654,408
113,730	Spectra Energy Partners L.P.	3,825,877
254,857	Sprague Resources L.P.	6,078,339
179,371	Tallgrass Energy Partners L.P.	6,796,367
142,801	TransMontaigne Partners L.P.	5,110,848
98,726	Western Gas Equity Partners L.P.	3,269,805
103,511	Western Gas Partners L.P.	4,416,814
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
117,774	Williams Partners L.P.	$4,054,959
		129,529,618
	Total Master Limited Partnerships	136,855,517
	(Cost $155,303,927)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 18.4%
	Banks – 11.8%
195,348	Bank of America Corp., Series 3	6.38%	(b)	4,993,095
191,152	Bank of America Corp., Series D	6.20%	(b)	4,872,464
200,108	Bank of America Corp., Series I	6.63%	(b)	5,148,779
188,507	Bank of America Corp., Series Y	6.50%	(b)	4,976,585
234,026	Barclays Bank PLC, Series 5	8.13%	(b)	6,161,904
177,641	Citigroup, Inc., Series J (c)	7.13%	(b)	5,073,427
149,533	Citigroup, Inc., Series L	6.88%	(b)	3,926,737
238,956	Deutsche Bank Contingent Capital Trust V	8.05%	(b)	6,107,715
208,989	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (d)	7.62%	02/15/40	5,429,534
225,484	HSBC Holdings PLC	8.13%	(b)	5,932,484
228,512	HSBC Holdings PLC, Series 2	8.00%	(b)	5,973,304
187,331	ING Groep N.V.	6.13%	(b)	4,793,800
210,264	Merrill Lynch Capital Trust III (c)	7.38%	09/15/67	5,521,533
198,439	Regions Financial Corp., Series A	6.38%	(b)	5,056,226
199,044	Royal Bank of Scotland Group PLC, Series S	6.60%	(b)	5,093,536
241,448	Wells Fargo & Co., Series J	8.00%	(b)	6,202,799
				85,263,922
	Diversified Telecommunication Services – 1.8%
274,942	Qwest Corp.	7.00%	04/01/52	6,340,163
275,820	Qwest Corp.	7.00%	07/01/52	6,495,561
				12,835,724
	Insurance – 1.6%
232,983	Aegon N.V.	8.00%	02/15/42	6,176,379
202,702	Allstate Corp., Series C	6.75%	(b)	5,209,442
				11,385,821
	Mortgage Real Estate Investment Trusts – 1.7%
240,179	Annaly Capital Management, Inc., Series C	7.63%	(b)	6,117,359
238,976	Annaly Capital Management, Inc., Series D	7.50%	(b)	6,034,144
				12,151,503
	Wireless Telecommunication Services – 1.5%
221,506	Telephone & Data Systems, Inc.	7.00%	03/15/60	5,595,241
224,305	United States Cellular Corp.	6.95%	05/15/60	5,733,236
				11,328,477
	Total $25 Par Preferred Securities			132,965,447
	(Cost $137,241,101)

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
$50 PAR PREFERRED SECURITIES – 1.4%
	Oil, Gas & Consumable Fuels – 1.4%
$319,030	Kinder Morgan, Inc./DE, Series A	9.75%	10/26/18	$9,918,643
	(Cost $13,432,803)

Total Investments – 99.4%	718,124,042
(Cost $755,027,748) (e)
Net Other Assets and Liabilities – 0.6%	4,692,348
Net Assets – 100.0%	$722,816,390

(a)	Investment in an affiliated fund.
(b)	Perpetual maturity.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Floating rate security.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,891,630 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $45,795,336. The net unrealized depreciation was $36,903,706.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Estate Investment Trusts*	$ 149,034,209	$ 149,034,209	$ —	$ —
Common Stocks*	146,320,264	146,320,264	—	—
Exchange-Traded Funds*	143,029,962	143,029,962	—	—
Master Limited Partnerships*	136,855,517	136,855,517	—	—
$25 Par Preferred Securities*	132,965,447	132,965,447	—	—
$50 Par Preferred Securities*	9,918,643	9,918,643	—	—
Total Investments	$ 718,124,042	$ 718,124,042	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.
See Notes to Financial Statements

International Multi-Asset Diversified Income Index Fund (YDIV)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 40.1%
	Air Freight & Logistics – 0.6%
1,497	bpost S.A. (a)	$33,821
6,695	Royal Mail PLC (a)	50,814
		84,635
	Airlines – 0.3%
7,942	Chorus Aviation, Inc.	51,165
	Banks – 4.3%
2,574	Australia & New Zealand Banking Group Ltd. (a)	53,574
64,761	Bank of Communications Co., Ltd., Class H (a)	51,199
6,840	Bendigo and Adelaide Bank Ltd. (a)	52,079
951	Commonwealth Bank of Australia (a)	53,182
15,525	Intesa Sanpaolo S.p.A. (a)	56,527
27,700	Kiatnakin Bank PCL	64,887
21,200	Malayan Banking Bhd	58,097
68,363	Mega Financial Holding Co., Ltd.	58,851
4,867	Skandinaviska Enskilda Banken AB, Class A (a)	51,134
2,705	Swedbank AB, Class A (a)	60,782
2,636	Westpac Banking Corp. (a)	58,386
		618,698
	Beverages – 0.4%
8,428	Coca-Cola Amatil Ltd. (a)	56,437
	Capital Markets – 1.3%
1,632	Bolsas y Mercados Espanoles SHMSF S.A. (a)	55,248
1,743	IGM Financial, Inc.	50,963
5,778	NEX Group PLC (a)	79,676
		185,887
	Chemicals – 1.3%
14,390	Formosa Chemicals & Fibre Corp.	53,549
45,257	LCY Chemical Corp.	68,994
21,182	Nan Ya Plastics Corp.	59,644
		182,187
	Communications Equipment – 0.3%
17,962	Sercomm Corp.	49,284
	Construction & Engineering – 0.4%
6,012	Peab AB (a)	54,278
	Diversified Financial Services – 0.3%
9,815	Standard Life Aberdeen PLC (a)	49,543
	Diversified Telecommunication Services – 0.9%
69,075	Rostelecom PJSC	81,691
20,100	Singapore Telecommunications Ltd. (a)	51,912
		133,603
	Electric Utilities – 5.6%
84,305	AusNet Services (a)	109,046
5,473	CEZ A.S.	136,267
3,101	Emera, Inc.	98,107
71,881	Spark Infrastructure Group (a)	132,580
8,788	SSE PLC (a)	157,651
20,200	Tenaga Nasional Bhd	84,811

See Notes to Financial Statements

International Multi-Asset Diversified Income Index Fund (YDIV)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
16,185	Terna Rete Elettrica Nazionale S.p.A (a)	$94,583
		813,045
	Electronic Equipment, Instruments & Components – 1.5%
32,622	Chin-Poon Industrial Co., Ltd.	57,620
16,836	Hon Hai Precision Industry Co., Ltd.	52,777
46,675	WPG Holdings Ltd.	61,311
32,982	WT Microelectronics Co., Ltd.	52,374
		224,082
	Household Durables – 0.4%
1,567	Persimmon PLC (a)	55,616
	Independent Power and Renewable Electricity Producers – 6.1%
9,094	Algonquin Power & Utilities Corp.	90,139
338,000	Beijing Jingneng Clean Energy Co., Ltd., Class H (a)	82,686
7,849	Capital Power Corp.	147,677
723,439	China Power International Development Ltd. (a)	187,044
31,900	Glow Energy PCL	87,733
9,622	Innergex Renewable Energy, Inc.	98,360
5,865	Northland Power, Inc.	104,749
48,800	Ratchaburi Electricity Generating Holding PCL	81,541
		879,929
	Industrial Conglomerates – 0.3%
26,000	NWS Holdings Ltd. (a)	47,358
	Insurance – 2.3%
2,769	Assicurazioni Generali S.p.A. (a)	53,226
15,575	Legal & General Group PLC (a)	56,432
7,073	Poste Italiane S.p.A. (a) (b)	64,607
1,936	Power Financial Corp.	48,477
900	Sampo OYJ, Class A (a)	50,142
25,911	UnipolSai Assicurazioni S.p.A. (a)	61,610
		334,494
	Multi-Utilities – 4.2%
3,113	Canadian Utilities Ltd., Class A	83,096
8,117	Engie S.A. (a)	135,542
320,300	Keppel Infrastructure Trust (a)	131,012
11,390	National Grid PLC (a)	128,211
44,558	Redes Energeticas Nacionais SGPS S.A. (a)	137,121
		614,982
	Oil, Gas & Consumable Fuels – 3.1%
64,000	China Petroleum & Chemical Corp., Class H (a)	56,773
4,199	Enagas S.A. (a)	114,989
22,956	Gazprom PJSC	57,034
853	LUKOIL PJSC	58,978
35,291	Snam S.p.A. (a)	162,226
		450,000
	Real Estate Management & Development – 1.5%
25,021	Chong Hong Construction Co., Ltd.	73,028
161,300	Land & Houses PCL	54,162
822	Nexity S.A. (a)	52,646
See Notes to Financial Statements

International Multi-Asset Diversified Income Index Fund (YDIV)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Real Estate Management & Development (Continued)
73,600	Pruksa Real Estate PCL (a) (c)	$31,563
		211,399
	Road & Rail – 0.4%
33,600	ComfortDelGro Corp., Ltd. (a)	52,745
	Technology Hardware, Storage & Peripherals – 1.4%
6,637	Asustek Computer, Inc.	62,485
68,883	Mitac Holdings Corp.	80,088
25,279	Pegatron Corp.	63,464
		206,037
	Thrifts & Mortgage Finance – 0.3%
1,042	Aareal Bank AG (a)	49,710
	Water Utilities – 2.6%
16,674	Pennon Group PLC (a)	150,744
3,810	Severn Trent PLC (a)	98,635
12,118	United Utilities Group PLC (a)	121,698
		371,077
	Wireless Telecommunication Services – 0.3%
1,565	Freenet AG (a)	47,629
	Total Common Stocks	5,823,820
	(Cost $5,815,920)
REAL ESTATE INVESTMENT TRUSTS – 20.0%
	Diversified REITs – 7.5%
22,318	Charter Hall Group (a)	98,791
774	Cofinimmo S.A. (a)	100,435
16,019	Cominar Real Estate Investment Trust	160,271
12,858	Dream Global Real Estate Investment Trust	137,228
8,100	H&R Real Estate Investment Trust	132,218
126,400	Mapletree Greater China Commercial Trust (a)	111,086
37,508	Stockland (a)	116,384
78,200	Suntec Real Estate Investment Trust (a)	113,379
181,029	Yuexiu Real Estate Investment Trust (a)	125,789
		1,095,581
	Industrial REITs – 3.0%
55,500	Ascendas Real Estate Investment Trust (a)	111,792
2,584	Granite Real Estate Investment Trust	101,908
71,500	Mapletree Industrial Trust (a)	110,958
116,300	Mapletree Logistics Trust (a)	109,351
		434,009
	Office REITs – 1.4%
6,109	Dream Office Real Estate Investment Trust	110,719
66	Mori Trust Sogo Reit, Inc.	96,948
		207,667
	Residential REITs – 0.9%
6,511	Northview Apartment Real Estate Investment Trust	130,387
	Retail REITs – 7.2%
67,000	CapitaLand Mall Trust (a)	106,652
48,391	Charter Hall Retail REIT (a)	143,729
2,605	Eurocommercial Properties N.V. (a)	107,568

See Notes to Financial Statements

International Multi-Asset Diversified Income Index Fund (YDIV)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Retail REITs (Continued)
108,500	Mapletree Commercial Trust (a)	$130,158
6,154	RioCan Real Estate Investment Trust	112,920
33,325	Scentre Group (a)	98,339
66,133	Shopping Centres Australasia Property Group (a)	118,817
4,759	SmartCentres Real Estate Investment Trust	107,528
61,805	Vicinity Centres (a)	114,877
		1,040,588
	Total Real Estate Investment Trusts	2,908,232
	(Cost $2,913,719)
EXCHANGE-TRADED FUNDS – 19.8%
	Capital Markets – 19.8%
58,702	iShares Emerging Markets High Yield Bond ETF	2,881,094
	(Cost $2,986,218)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 12.7% (d)
	Banks – 7.3%
5,955	Bank of Nova Scotia (The), Series 34 (e)	5.50%	(f)	122,904
5,901	Bank of Nova Scotia (The), Series 36 (e)	5.50%	(f)	122,522
5,396	Bank of Nova Scotia (The), Series 38 (e)	4.85%	(f)	109,817
6,086	National Bank of Canada, Series 34 (e)	5.60%	(f)	125,041
5,423	Royal Bank of Canada, Series AZ (e)	4.00%	(f)	98,160
5,968	Royal Bank of Canada, Series BK (e)	5.50%	(f)	122,848
5,919	Royal Bank of Canada, Series BM (e)	5.50%	(f)	122,437
5,973	Toronto-Dominion Bank (The), Series 12 (e)	5.50%	(f)	123,832
5,427	Toronto-Dominion Bank (The), Series 14 (e)	4.85%	(f)	110,364
				1,057,925
	Diversified Telecommunication Services – 0.6%
5,856	BCE, Inc., Series AK (e)	2.95%	(f)	87,998
	Insurance – 1.7%
5,826	Manulife Financial Corp., Series 23 (e)	4.85%	(f)	117,348
7,035	Sun Life Financial, Inc., Series 1	4.75%	(f)	122,806
				240,154
	Oil, Gas & Consumable Fuels – 3.1%
7,238	Enbridge, Inc., Series 11 (e)	4.40%	(f)	114,271
7,193	Enbridge, Inc., Series 3 (e)	4.00%	(f)	107,866
6,011	TransCanada Corp., Series 13 (e)	5.50%	(f)	123,173
5,543	TransCanada Corp., Series 15 (e)	4.90%	(f)	112,077
				457,387
	Total $25 Par Preferred Securities			1,843,464
	(Cost $1,817,659)
$100 PAR PREFERRED SECURITIES – 4.3% (d)
	Banks – 4.3%
1,200	Australia & New Zealand Banking Group Ltd., Series CN4, ASX Australian Bank Bill Short Term Rates 3 Mo. + 4.70% (g)	6.67%	(f)	95,742
1,132	Commonwealth Bank of Australia, Series VI, ASX Australian Bank Bill Short Term Rates 3 Mo. + 3.80% (g)	5.76%	(f)	87,813
1,259	Commonwealth Bank of Australia, Series VIII, ASX Australian Bank Bill Short Term Rates 3 Mo. + 5.20% (g)	7.16%	(f)	101,387
See Notes to Financial Statements

International Multi-Asset Diversified Income Index Fund (YDIV)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES (Continued)
	Banks (Continued)
1,081	National Australia Bank Ltd., Series CN, ASX Australian Bank Bill Short Term Rates 3 Mo. + 3.50% (g)	5.50%	(f)	$83,151
1,013	National Australia Bank Ltd., Series CPS, ASX Australian Bank Bill Short Term Rates 3 Mo. + 3.20% (g)	5.17%	(f)	78,971
1,027	National Australia Bank Ltd., Series CPS2, ASX Australian Bank Bill Short Term Rates 3 Mo. + 3.25% (a) (g)	5.22%	(f)	78,508
1,232	Westpac Banking Corp., Series CN4, ASX Australian Bank Bill Short Term Rates 3 Mo. + 4.90% (g)	6.94%	(f)	98,588
	Total $100 Par Preferred Securities			624,160
	(Cost $618,536)
OTHER PREFERRED SECURITIES – 2.6%
	Banks – 2.6%
50,890	Lloyds Banking Group PLC (a)	9.25%	(f)	113,453
40,045	Standard Bank Group Ltd.	(h)	(f)	270,603
	Total Other Preferred Securities			384,056
	(Cost $351,569)

Total Investments – 99.5%	14,464,826
(Cost $14,503,621) (i)
Net Other Assets and Liabilities – 0.5%	71,410
Net Assets – 100.0%	$14,536,236

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $5,502,483 or 37.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Par value shown is denominated in USD. The actual par value may be denominated in a foreign currency.
(e)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(f)	Perpetual maturity.
(g)	Floating rate security.
(h)	Zero coupon security.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $389,846 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $428,641. The net unrealized depreciation was $38,795.
For a breakdown of the portfolio securities by country of incorporation, please see the Fund Performance Overview.

See Notes to Financial Statements

International Multi-Asset Diversified Income Index Fund (YDIV)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Airlines	$ 51,165	$ 51,165	$ —	$ —
Banks	618,698	181,835	436,863	—
Capital Markets	185,887	50,963	134,924	—
Chemicals	182,187	182,187	—	—
Communications Equipment	49,284	49,284	—	—
Diversified Telecommunication Services	133,603	81,691	51,912	—
Electric Utilities	813,045	319,185	493,860	—
Electronic Equipment, Instruments & Components	224,082	224,082	—	—
Independent Power and Renewable Electricity Producers	879,929	610,199	269,730	—
Insurance	334,494	48,477	286,017	—
Multi-Utilities	614,982	83,096	531,886	—
Oil, Gas & Consumable Fuels	450,000	116,012	333,988	—
Real Estate Management & Development	211,399	127,190	84,209	—
Technology Hardware, Storage & Peripherals	206,037	206,037	—	—
Other industry categories*	869,028	—	869,028	—
Real Estate Investment Trusts:
Diversified REITs	1,095,581	429,717	665,864	—
Industrial REITs	434,009	101,908	332,101	—
Retail REITs	1,040,588	220,448	820,140	—
Other industry categories*	338,054	338,054	—	—
Exchange-Traded Funds*	2,881,094	2,881,094	—	—
$25 Par Preferred Securities*	1,843,464	1,843,464	—	—
$100 Par Preferred Securities*	624,160	545,652	78,508	—
Other Preferred Securities*	384,056	270,603	113,453	—
Total Investments	$ 14,464,826	$ 8,962,343	$ 5,502,483	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred investments valued at $2,641,587 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close on the last business day of the period exceeding a certain threshold. In addition, as of March 31, 2018, the Fund transferred a common stock valued at $31,563 from Level 1 to Level 2 of the fair value hierarchy. The common stock that transferred from Level 1 to Level 2 did so as a result of using the general offer price related to an additional offer to repurchase shares. Previously, these investments were valued based on quoted prices at September 30, 2017.
See Notes to Financial Statements

International Multi-Asset Diversified Income Index Fund (YDIV)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments
CAD	25.0%
USD	19.9
AUD	12.7
EUR	9.5
GBP	7.3
SGD	7.1
TWD	5.5
HKD	3.8
THB	2.2
ZAR	1.9
RUB	1.4
SEK	1.1
MYR	1.0
CZK	0.9
JPY	0.7
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 1.6%
3,049	Boeing (The) Co. (a)	$999,706
	Airlines – 2.4%
11,563	Delta Air Lines, Inc.	633,768
14,823	Southwest Airlines Co.	849,061
		1,482,829
	Auto Components – 2.4%
20,800	Gentex Corp.	478,816
5,295	Lear Corp.	985,347
		1,464,163
	Automobiles – 0.2%
1,258	Thor Industries, Inc.	144,884
	Banks – 3.9%
13,360	Bank of Hawaii Corp.	1,110,216
3,349	Bank of the Ozarks	161,656
6,559	Citigroup, Inc.	442,732
6,574	Hilltop Holdings, Inc.	154,226
5,048	JPMorgan Chase & Co. (a)	555,129
		2,423,959
	Beverages – 1.0%
3,175	Boston Beer (The) Co., Inc., Class A (b)	600,234
	Biotechnology – 3.0%
6,663	AbbVie, Inc.	630,653
1,963	Biogen, Inc. (b)	537,509
2,074	Celgene Corp. (b)	185,022
6,573	Gilead Sciences, Inc. (a)	495,538
		1,848,722
	Capital Markets – 1.8%
18,594	Artisan Partners Asset Management, Inc., Class A	619,180
7,137	Cohen & Steers, Inc.	290,190
5,107	Legg Mason, Inc.	207,600
		1,116,970
	Chemicals – 3.1%
4,775	Huntsman Corp.	139,669
6,738	LyondellBasell Industries N.V., Class A	712,072
16,917	RPM International, Inc.	806,433
3,653	Trinseo S.A.	270,505
		1,928,679
	Commercial Services & Supplies – 1.7%
12,173	Deluxe Corp.	900,924
4,287	Herman Miller, Inc.	136,969
		1,037,893
	Communications Equipment – 0.4%
3,017	InterDigital, Inc.	222,051
	Construction Materials – 0.4%
2,373	Eagle Materials, Inc.	244,538
	Consumer Finance – 3.1%
11,151	American Express Co.	1,040,165
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Finance (Continued)
8,796	Capital One Financial Corp. (a)	$842,833
		1,882,998
	Containers & Packaging – 0.5%
3,151	Crown Holdings, Inc. (b)	159,913
5,901	Silgan Holdings, Inc.	164,343
		324,256
	Diversified Telecommunication Services – 1.0%
16,761	AT&T, Inc.	597,530
	Electric Utilities – 0.9%
8,564	OGE Energy Corp.	280,642
7,404	Portland General Electric Co.	299,936
		580,578
	Electrical Equipment – 1.5%
3,697	Emerson Electric Co.	252,505
5,150	EnerSys	357,255
4,131	Regal Beloit Corp.	303,009
		912,769
	Electronic Equipment, Instruments & Components – 1.5%
18,289	AVX Corp.	302,683
3,694	Belden, Inc.	254,664
6,402	Jabil, Inc.	183,930
1,667	SYNNEX Corp.	197,373
		938,650
	Food & Staples Retailing – 5.5%
5,875	Costco Wholesale Corp. (a)	1,107,026
6,195	Sprouts Farmers Market, Inc. (b)	145,397
16,267	Walgreens Boots Alliance, Inc. (a)	1,065,001
12,189	Walmart, Inc.	1,084,455
		3,401,879
	Food Products – 1.1%
5,678	Lancaster Colony Corp.	699,189
	Health Care Equipment & Supplies – 0.7%
591	ABIOMED, Inc. (b)	171,975
618	Intuitive Surgical, Inc. (b)	255,129
		427,104
	Health Care Providers & Services – 5.2%
1,503	Anthem, Inc.	330,209
7,522	Encompass Health Corp.	430,033
14,268	Express Scripts Holding Co. (b)	985,633
1,393	McKesson Corp.	196,232
3,868	MEDNAX, Inc. (b)	215,177
33,542	Premier, Inc., Class A (b)	1,050,200
		3,207,484
	Hotels, Restaurants & Leisure – 2.9%
6,482	Cracker Barrel Old Country Store, Inc.	1,031,935
7,976	Las Vegas Sands Corp.	573,474

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
2,819	Starbucks Corp.	$163,192
		1,768,601
	Household Durables – 1.8%
384	NVR, Inc. (a) (b)	1,075,200
	Household Products – 0.9%
3,457	Energizer Holdings, Inc.	205,968
4,693	Procter & Gamble (The) Co.	372,061
		578,029
	Insurance – 3.1%
3,568	Axis Capital Holdings Ltd.	205,410
14,219	First American Financial Corp.	834,371
7,168	Hanover Insurance Group (The), Inc.	845,035
		1,884,816
	Internet & Direct Marketing Retail – 1.3%
299	Amazon.com, Inc. (b)	432,754
179	Booking Holdings, Inc. (b)	372,390
		805,144
	Internet Software & Services – 3.6%
1,143	Alphabet, Inc., Class A (b)	1,185,451
453	Alphabet, Inc., Class C (b)	467,401
3,521	Facebook, Inc., Class A (a) (b)	562,620
		2,215,472
	IT Services – 3.7%
3,220	Accenture PLC, Class A	494,270
13,578	Cognizant Technology Solutions Corp., Class A	1,093,029
16,660	Convergys Corp.	376,849
15,494	Sabre Corp.	332,346
		2,296,494
	Machinery – 2.0%
4,044	Allison Transmission Holdings, Inc.	157,958
6,815	Illinois Tool Works, Inc.	1,067,638
		1,225,596
	Media – 1.0%
604	Cable One, Inc.	415,015
17,485	TEGNA, Inc.	199,154
		614,169
	Metals & Mining – 2.9%
9,266	Freeport-McMoRan, Inc.	162,804
4,154	Newmont Mining Corp.	162,297
12,073	Reliance Steel & Aluminum Co.	1,035,139
10,238	Steel Dynamics, Inc.	452,724
		1,812,964
	Oil, Gas & Consumable Fuels – 6.7%
14,562	Antero Resources Corp. (b)	289,056
1,606	Arch Coal, Inc.	147,559
5,119	CVR Energy, Inc.	154,696
19,550	Exxon Mobil Corp. (a)	1,458,626
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
28,825	Kinder Morgan, Inc.	$434,105
17,765	Laredo Petroleum, Inc. (b)	154,733
5,058	Marathon Petroleum Corp.	369,790
6,092	Parsley Energy, Inc., Class A (b)	176,607
5,589	Valero Energy Corp.	518,492
9,454	Williams (The) Cos., Inc.	235,026
6,851	World Fuel Services Corp.	168,192
		4,106,882
	Paper & Forest Products – 0.3%
7,055	Louisiana-Pacific Corp.	202,972
	Pharmaceuticals – 5.7%
1,994	Allergan PLC	335,570
8,394	Bristol-Myers Squibb Co.	530,921
12,207	Johnson & Johnson (a)	1,564,327
30,371	Pfizer, Inc.	1,077,867
		3,508,685
	Road & Rail – 1.4%
2,324	Norfolk Southern Corp.	315,553
3,858	Union Pacific Corp.	518,631
		834,184
	Semiconductors & Semiconductor Equipment – 7.5%
2,648	Advanced Energy Industries, Inc. (b)	169,207
11,120	Applied Materials, Inc.	618,383
1,079	Broadcom Ltd.	254,267
22,350	Intel Corp. (a)	1,163,988
2,876	MKS Instruments, Inc.	332,610
1,531	NVIDIA Corp.	354,564
13,617	Teradyne, Inc.	622,433
10,262	Texas Instruments, Inc. (a)	1,066,119
		4,581,571
	Software – 0.3%
796	Adobe Systems, Inc. (b)	172,000
	Specialty Retail – 2.3%
1,118	Children’s Place (The), Inc.	151,209
6,032	Home Depot (The), Inc. (a)	1,075,144
4,496	Urban Outfitters, Inc. (b)	166,172
		1,392,525
	Technology Hardware, Storage & Peripherals – 3.7%
13,615	Apple, Inc. (a)	2,284,325
	Thrifts & Mortgage Finance – 3.0%
14,275	Essent Group Ltd. (b)	607,544
15,601	MGIC Investment Corp. (b)	202,813
79,964	New York Community Bancorp, Inc.	1,041,931
		1,852,288
	Tobacco – 1.8%
17,539	Altria Group, Inc. (a)	1,093,030
	Trading Companies & Distributors – 0.8%
5,194	MSC Industrial Direct Co., Inc., Class A	476,342

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 0.3%
2,645	T-Mobile US, Inc. (b)	$161,451
	Total Investments – 99.9%	61,429,805
	(Cost $60,634,657) (c)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.5)%
24	S&P 500® Index	$6,338,088	$2,725.00	Apr 2018	(31,080)
20	S&P 500® Index	5,281,740	2,775.00	Apr 2018	(10,600)
20	S&P 500® Index	5,281,740	2,675.00	May 2018	(104,580)
18	S&P 500® Index	4,753,566	2,725.00	May 2018	(45,000)
12	S&P 500® Index	3,169,044	2,750.00	May 2018	(26,148)
22	S&P 500® Index	5,809,914	2,750.00	Jun 2018	(74,360)
15	S&P 500® Index	3,961,305	2,775.00	Jun 2018	(33,000)
6	S&P 500® Index	1,584,522	2,825.00	Jun 2018	(7,740)
	Total Call Options Written				(332,508)
	(Premiums received $785,465)

Net Other Assets and Liabilities – 0.6%	389,728
Net Assets – 100.0%	$61,487,025

(a)	All or a portion of this security is pledged to cover index options written.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,145,965 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,897,860. The net unrealized appreciation was $1,248,105. The amounts presented are inclusive of derivative contracts.
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
ASSETS TABLE
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 61,429,805	$ 61,429,805	$ —	$ —
LIABILITIES TABLE
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (332,508)	$ (332,508)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.9%
	Aerospace & Defense – 1.6%
430	Boeing (The) Co. (a)	$140,988
	Airlines – 2.4%
1,632	Delta Air Lines, Inc.	89,450
2,090	Southwest Airlines Co.	119,715
		209,165
	Auto Components – 2.3%
2,934	Gentex Corp.	67,541
746	Lear Corp.	138,823
		206,364
	Automobiles – 0.2%
178	Thor Industries, Inc.	20,500
	Banks – 3.9%
1,886	Bank of Hawaii Corp.	156,727
473	Bank of the Ozarks	22,832
927	Citigroup, Inc.	62,572
927	Hilltop Holdings, Inc.	21,747
713	JPMorgan Chase & Co. (a)	78,409
		342,287
	Beverages – 1.0%
447	Boston Beer (The) Co., Inc., Class A (a) (b)	84,505
	Biotechnology – 3.0%
940	AbbVie, Inc. (a)	88,971
276	Biogen, Inc. (b)	75,574
292	Celgene Corp. (b)	26,049
927	Gilead Sciences, Inc. (a)	69,887
		260,481
	Capital Markets – 1.8%
2,630	Artisan Partners Asset Management, Inc., Class A	87,579
1,009	Cohen & Steers, Inc.	41,026
721	Legg Mason, Inc.	29,309
		157,914
	Chemicals – 3.1%
674	Huntsman Corp.	19,715
953	LyondellBasell Industries N.V., Class A (a)	100,713
2,387	RPM International, Inc.	113,788
517	Trinseo S.A.	38,284
		272,500
	Commercial Services & Supplies – 1.7%
1,715	Deluxe Corp.	126,927
605	Herman Miller, Inc.	19,330
		146,257
	Communications Equipment – 0.4%
427	InterDigital, Inc.	31,427
	Construction Materials – 0.4%
335	Eagle Materials, Inc.	34,522
	Consumer Finance – 3.0%
1,575	American Express Co.	146,916
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Finance (Continued)
1,242	Capital One Financial Corp. (a)	$119,008
		265,924
	Containers & Packaging – 0.5%
444	Crown Holdings, Inc. (b)	22,533
833	Silgan Holdings, Inc.	23,199
		45,732
	Diversified Telecommunication Services – 1.0%
2,371	AT&T, Inc.	84,526
	Electric Utilities – 0.9%
1,209	OGE Energy Corp.	39,619
1,045	Portland General Electric Co. (a)	42,333
		81,952
	Electrical Equipment – 1.5%
522	Emerson Electric Co.	35,653
727	EnerSys	50,432
583	Regal Beloit Corp.	42,763
		128,848
	Electronic Equipment, Instruments & Components – 1.5%
2,579	AVX Corp.	42,682
521	Belden, Inc.	35,918
903	Jabil, Inc. (a)	25,943
235	SYNNEX Corp.	27,824
		132,367
	Food & Staples Retailing – 5.5%
828	Costco Wholesale Corp. (a)	156,020
866	Sprouts Farmers Market, Inc. (b)	20,325
2,294	Walgreens Boots Alliance, Inc. (a)	150,188
1,718	Walmart, Inc. (a)	152,851
		479,384
	Food Products – 1.1%
800	Lancaster Colony Corp.	98,512
	Health Care Equipment & Supplies – 0.7%
83	ABIOMED, Inc. (b)	24,152
87	Intuitive Surgical, Inc. (b)	35,916
		60,068
	Health Care Providers & Services – 5.2%
212	Anthem, Inc.	46,577
1,062	Encompass Health Corp. (a)	60,715
2,017	Express Scripts Holding Co. (b)	139,334
197	McKesson Corp.	27,751
546	MEDNAX, Inc. (b)	30,374
4,733	Premier, Inc., Class A (b)	148,190
		452,941
	Hotels, Restaurants & Leisure – 2.8%
914	Cracker Barrel Old Country Store, Inc.	145,509
1,127	Las Vegas Sands Corp.	81,031

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
398	Starbucks Corp.	$23,040
		249,580
	Household Durables – 1.7%
54	NVR, Inc. (a) (b)	151,200
	Household Products – 0.9%
488	Energizer Holdings, Inc.	29,075
662	Procter & Gamble (The) Co. (a)	52,483
		81,558
	Insurance – 3.0%
504	Axis Capital Holdings Ltd.	29,015
2,016	First American Financial Corp.	118,299
1,012	Hanover Insurance Group (The), Inc.	119,305
		266,619
	Internet & Direct Marketing Retail – 1.3%
42	Amazon.com, Inc. (b)	60,788
25	Booking Holdings, Inc. (b)	52,010
		112,798
	Internet Software & Services – 3.6%
161	Alphabet, Inc., Class A (a) (b)	166,979
64	Alphabet, Inc., Class C (b)	66,035
497	Facebook, Inc., Class A (b)	79,416
		312,430
	IT Services – 3.7%
455	Accenture PLC, Class A	69,843
1,916	Cognizant Technology Solutions Corp., Class A	154,238
2,349	Convergys Corp.	53,134
2,186	Sabre Corp.	46,890
		324,105
	Machinery – 2.0%
571	Allison Transmission Holdings, Inc.	22,303
962	Illinois Tool Works, Inc.	150,707
		173,010
	Media – 1.0%
85	Cable One, Inc.	58,405
2,467	TEGNA, Inc.	28,099
		86,504
	Metals & Mining – 2.9%
1,305	Freeport-McMoRan, Inc.	22,929
587	Newmont Mining Corp.	22,934
1,702	Reliance Steel & Aluminum Co.	145,929
1,441	Steel Dynamics, Inc.	63,721
		255,513
	Oil, Gas & Consumable Fuels – 6.6%
2,055	Antero Resources Corp. (b)	40,792
227	Arch Coal, Inc.	20,857
723	CVR Energy, Inc.	21,849
2,763	Exxon Mobil Corp. (a)	206,147
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
4,073	Kinder Morgan, Inc.	$61,339
2,507	Laredo Petroleum, Inc. (b)	21,836
714	Marathon Petroleum Corp. (a)	52,201
859	Parsley Energy, Inc., Class A (b)	24,902
789	Valero Energy Corp. (a)	73,196
1,335	Williams (The) Cos., Inc.	33,188
968	World Fuel Services Corp.	23,764
		580,071
	Paper & Forest Products – 0.3%
996	Louisiana-Pacific Corp.	28,655
	Pharmaceuticals – 5.6%
281	Allergan PLC	47,290
1,185	Bristol-Myers Squibb Co.	74,951
1,724	Johnson & Johnson (a)	220,931
4,288	Pfizer, Inc.	152,181
		495,353
	Road & Rail – 1.3%
329	Norfolk Southern Corp.	44,672
545	Union Pacific Corp. (a)	73,264
		117,936
	Semiconductors & Semiconductor Equipment – 7.4%
374	Advanced Energy Industries, Inc. (b)	23,899
1,568	Applied Materials, Inc.	87,196
152	Broadcom Ltd.	35,819
3,156	Intel Corp. (a)	164,365
406	MKS Instruments, Inc.	46,954
216	NVIDIA Corp.	50,023
1,923	Teradyne, Inc.	87,900
1,450	Texas Instruments, Inc. (a)	150,641
		646,797
	Software – 0.3%
112	Adobe Systems, Inc. (b)	24,201
	Specialty Retail – 2.2%
157	Children’s Place (The), Inc.	21,234
852	Home Depot (The), Inc. (a)	151,861
631	Urban Outfitters, Inc. (b)	23,322
		196,417
	Technology Hardware, Storage & Peripherals – 3.7%
1,921	Apple, Inc. (a)	322,305
	Thrifts & Mortgage Finance – 3.0%
2,016	Essent Group Ltd. (b)	85,801
2,200	MGIC Investment Corp. (b)	28,600
11,305	New York Community Bancorp, Inc.	147,304
		261,705
	Tobacco – 1.8%
2,472	Altria Group, Inc. (a)	154,055
	Trading Companies & Distributors – 0.8%
733	MSC Industrial Direct Co., Inc., Class A (a)	67,223

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 0.3%
373	T-Mobile US, Inc. (b)	$22,768
	Total Investments – 98.9%	8,667,967
	(Cost $8,645,855) (c)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS PURCHASED – 1.0%
2	S&P 500® Index	528,174	2,450.00	Jun 2018	6,860
3	S&P 500® Index	792,261	2,400.00	Sep 2018	18,000
3	S&P 500® Index	792,261	2,450.00	Sep 2018	19,800
4	S&P 500® Index	1,056,348	2,500.00	Dec 2018	44,000
	Total Put Options Purchased				88,660
	(Cost $62,337)
CALL OPTIONS WRITTEN – (0.6)%
2	S&P 500® Index	$528,174	$2,725.00	Apr 2018	(2,590)
3	S&P 500® Index	792,261	2,775.00	Apr 2018	(1,590)
5	S&P 500® Index	1,320,435	2,675.00	May 2018	(26,145)
2	S&P 500® Index	528,174	2,725.00	May 2018	(5,000)
2	S&P 500® Index	528,174	2,275.00	Jun 2018	(4,400)
3	S&P 500® Index	792,261	2,750.00	Jun 2018	(10,140)
3	S&P 500® Index	792,261	2,825.00	Jun 2018	(3,870)
	Total Call Options Written				(53,735)
	(Premiums received $112,230)
PUT OPTIONS WRITTEN – (0.1)%
2	S&P 500® Index	528,174	2,200.00	Jun 2018	(2,160)
3	S&P 500® Index	792,261	2,100.00	Sep 2018	(6,675)
	Total Put Options Written				(8,835)
	(Premiums received $15,155)

Net Other Assets and Liabilities – 0.8%	69,787
Net Assets – 100.0%	$8,763,844

(a)	All or a portion of this security is pledged to cover index options written.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $414,383 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $301,133. The net unrealized appreciation was $113,250. The amounts presented are inclusive of derivative contracts.
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,667,967	$ 8,667,967	$ —	$ —
Put Options Purchased	88,660	88,660	—	—
Total	$ 8,756,627	$ 8,756,627	$—	$—
LIABILITIES TABLE
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (53,735)	$ (53,735)	$ —	$ —
Put Options Written	(8,835)	(8,835)	—	—
Total Liabilities	$ (62,570)	$ (62,570)	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 8.3%
27,323	Boeing (The) Co.	$8,958,665
40,538	General Dynamics Corp.	8,954,844
35,536	Huntington Ingalls Industries, Inc.	9,159,760
26,666	Northrop Grumman Corp.	9,309,634
		36,382,903
	Airlines – 3.9%
135,758	Alaska Air Group, Inc.	8,411,565
148,260	Southwest Airlines Co.	8,492,333
		16,903,898
	Auto Components – 4.0%
384,221	Gentex Corp.	8,844,767
47,340	Lear Corp.	8,809,501
		17,654,268
	Banks – 5.9%
280,673	Bank of America Corp.	8,417,383
78,215	JPMorgan Chase & Co.	8,601,304
56,418	PNC Financial Services Group (The), Inc.	8,532,658
		25,551,345
	Capital Markets – 11.8%
57,471	Ameriprise Financial, Inc.	8,502,260
164,164	Bank of New York Mellon (The) Corp.	8,459,371
16,015	BlackRock, Inc.	8,675,646
54,683	CME Group, Inc.	8,844,428
157,002	Morgan Stanley	8,471,828
78,149	T. Rowe Price Group, Inc.	8,437,747
		51,391,280
	Communications Equipment – 2.0%
200,602	Cisco Systems, Inc.	8,603,820
	Consumer Finance – 1.9%
117,965	Discover Financial Services	8,485,222
	Food & Staples Retailing – 2.1%
48,576	Costco Wholesale Corp.	9,153,176
	Food Products – 4.1%
269,529	Hormel Foods Corp.	9,250,235
72,927	Sanderson Farms, Inc.	8,679,772
		17,930,007
	Health Care Providers & Services – 5.9%
93,461	AmerisourceBergen Corp.	8,057,273
39,585	Anthem, Inc.	8,696,825
33,109	Humana, Inc.	8,900,692
		25,654,790
Shares	Description	Value

	Hotels, Restaurants & Leisure – 2.0%
153,040	Starbucks Corp.	$8,859,486
	Insurance – 10.1%
199,563	Aflac, Inc.	8,732,877
100,406	Assurant, Inc.	9,178,112
118,243	Lincoln National Corp.	8,638,834
145,371	Principal Financial Group, Inc.	8,854,548
83,106	Prudential Financial, Inc.	8,605,626
		44,009,997
	IT Services – 5.9%
56,121	Accenture PLC, Class A	8,614,573
77,066	Automatic Data Processing, Inc.	8,745,450
106,728	Cognizant Technology Solutions Corp., Class A	8,591,604
		25,951,627
	Media – 4.1%
382,914	Interpublic Group of (The) Cos., Inc.	8,818,509
122,048	Omnicom Group, Inc.	8,869,228
		17,687,737
	Oil, Gas & Consumable Fuels – 2.0%
96,267	Valero Energy Corp.	8,930,690
	Professional Services – 1.9%
73,816	ManpowerGroup, Inc.	8,496,222
	Semiconductors & Semiconductor Equipment – 7.6%
40,684	Lam Research Corp.	8,265,361
36,050	NVIDIA Corp.	8,348,819
81,619	Skyworks Solutions, Inc.	8,183,121
82,104	Texas Instruments, Inc.	8,529,785
		33,327,086
	Specialty Retail – 10.4%
129,485	Best Buy Co., Inc.	9,062,655
204,695	Foot Locker, Inc.	9,321,810
117,643	Ross Stores, Inc.	9,173,801
110,908	TJX (The) Cos., Inc.	9,045,657
163,216	Williams-Sonoma, Inc.	8,611,276
		45,215,199
	Technology Hardware, Storage & Peripherals – 3.9%
50,723	Apple, Inc.	8,510,305
141,213	NetApp, Inc.	8,711,430
		17,221,735

See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 2.1%
136,993	NIKE, Inc., Class B	$9,101,815
	Total Investments – 99.9%	436,512,303
	(Cost $420,306,693) (a)
	Net Other Assets and Liabilities – 0.1%	277,774
	Net Assets – 100.0%	$436,790,077

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $24,955,280 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,749,670. The net unrealized appreciation was $16,205,610.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 436,512,303	$ 436,512,303	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets (a) – 99.9%
4,580,604	First Trust Dow Jones Internet Index Fund (b)	$551,962,782
12,884,816	First Trust Industrials/Producer Durables AlphaDEX® Fund	510,111,154
17,793,996	First Trust Nasdaq Bank ETF	525,278,762
6,659,120	First Trust NASDAQ-100- Technology Sector Index Fund	506,226,302
9,485,530	First Trust Technology AlphaDEX® Fund	521,893,861
	Total Investments – 99.9%	2,615,472,861
	(Cost $2,059,091,629) (c)
	Net Other Assets and Liabilities – 0.1%	2,910,992
	Net Assets – 100.0%	$2,618,383,853

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $556,381,232 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $556,381,232.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 2,615,472,861	$ 2,615,472,861	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Banks – 10.2%
28,031	1st Source Corp.	$1,418,929
41,039	Associated Banc-Corp.	1,019,819
25,880	Bryn Mawr Bank Corp.	1,137,426
19,288	Chemical Financial Corp.	1,054,668
83,426	First Commonwealth Financial Corp.	1,178,809
26,732	First Merchants Corp.	1,114,724
42,539	First Midwest Bancorp, Inc.	1,046,034
75,347	FNB Corp.	1,013,417
57,807	Fulton Financial Corp.	1,026,074
19,640	Heartland Financial USA, Inc.	1,041,902
24,946	Lakeland Financial Corp.	1,153,254
23,045	MB Financial, Inc.	932,862
29,735	Mercantile Bank Corp.	988,689
31,218	MidWestOne Financial Group, Inc.	1,039,247
58,915	Old National Bancorp	995,664
10,945	Park National Corp.	1,135,653
24,465	QCR Holdings, Inc.	1,097,255
25,957	S&T Bancorp, Inc.	1,036,723
12,319	Wintrust Financial Corp.	1,060,050
		20,491,199
	Commercial Services & Supplies – 9.1%
135,454	Clean Harbors, Inc. (a)	6,611,510
471,043	Covanta Holding Corp.	6,830,123
65,001	Heritage-Crystal Clean, Inc. (a)	1,530,774
62,383	US Ecology, Inc.	3,325,014
		18,297,421
	Construction & Engineering – 34.8%
149,949	Aegion Corp. (a)	3,435,332
160,565	Argan, Inc.	6,896,267
141,199	Comfort Systems USA, Inc.	5,824,459
67,630	Dycom Industries, Inc. (a)	7,279,017
89,622	EMCOR Group, Inc.	6,984,242
118,526	Granite Construction, Inc.	6,620,862
156,394	MasTec, Inc. (a)	7,358,338
90,223	MYR Group, Inc. (a)	2,780,673
39,970	NV5 Global, Inc. (a)	2,228,327
204,724	Primoris Services Corp.	5,114,005
190,642	Quanta Services, Inc. (a)	6,548,553
259,754	Sterling Construction Co., Inc. (a)	2,976,781
277,960	Tutor Perini Corp. (a)	6,129,018
		70,175,874
	Electrical Equipment – 13.5%
223,900	Atkore International Group, Inc. (a)	4,444,415
119,873	AZZ, Inc.	5,238,450
62,765	Encore Wire Corp.	3,558,776
158,899	Generac Holdings, Inc. (a)	7,295,053
Shares	Description	Value

	Electrical Equipment (Continued)
55,357	Hubbell, Inc.	$6,741,375
		27,278,069
	Machinery – 32.3%
58,190	American Railcar Industries, Inc. (b)	2,176,888
123,464	Astec Industries, Inc.	6,812,743
59,541	Douglas Dynamics, Inc.	2,581,102
82,908	Global Brass & Copper Holdings, Inc.	2,773,273
153,002	Greenbrier (The) Cos., Inc. (b)	7,688,350
621,041	Mueller Water Products, Inc., Class A	6,750,716
73,121	Proto Labs, Inc. (a)	8,595,374
60,174	RBC Bearings, Inc. (a)	7,473,611
293,572	Spartan Motors, Inc.	5,049,438
149,737	SPX Corp. (a)	4,863,458
126,356	TriMas Corp. (a)	3,316,845
332,170	Wabash National Corp.	6,912,458
		64,994,256
	Total Common Stocks	201,236,819
	(Cost $200,043,569)
MONEY MARKET FUNDS – 0.0%
101,764	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (c) (d)	101,764
	(Cost $101,764)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.1%
$2,902	BNP Paribas, 1.73% (c), dated 3/29/18, due 4/2/18, with a maturity value of $2,902. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $2,989. (d)	2,902

See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$152,854	JPMorgan Chase, 1.72% (c), dated 3/29/18, due 4/2/18, with a maturity value of $152,884. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 6/30/21 to 3/31/22. The value of the collateral including accrued interest is $156,832. (d)	$152,854
	Total Repurchase Agreements	155,756
	(Cost $155,756)
	Total Investments – 100.0%	201,494,339
	(Cost $200,301,089) (e)
	Net Other Assets and Liabilities – (0.0)%	(86,665)
	Net Assets – 100.0%	$201,407,674

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $254,610 and the total value of the collateral held by the Fund is $257,520.
(c)	Rate shown reflects yield as of March 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,422,643 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,229,393. The net unrealized appreciation was $1,193,250.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 201,236,819	$ 201,236,819	$ —	$ —
Money Market Funds	101,764	101,764	—	—
Repurchase Agreements	155,756	—	155,756	—
Total Investments	$ 201,494,339	$ 201,338,583	$ 155,756	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2J – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount present on the Statements of Assets and Liabilities (1)	$254,610
Non-cash Collateral (2)	(254,610)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At March 31, 2018, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount present on the Statements of Assets and Liabilities (3)	$155,756
Non-cash Collateral (4)	(155,756)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2018, the value of the collateral from each seller exceeded the value of the repurchase agreements.

See Notes to Financial Statements

First Trust RBA Quality Income ETF (QINC)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 88.2%
	Banks – 19.7%
4,795	Community Trust Bancorp, Inc.	$216,734
7,509	Financial Institutions, Inc.	222,267
85,787	FNB Corp.	1,153,835
78,073	Huntington Bancshares, Inc.	1,178,902
50,812	Old National Bancorp	858,723
63,135	People’s United Financial, Inc.	1,178,099
18,758	Trustmark Corp.	584,499
8,965	WesBanco, Inc.	379,220
		5,772,279
	Biotechnology – 3.8%
6,598	Amgen, Inc.	1,124,827
	Diversified Telecommunication Services – 3.4%
37,603	Telekomunikasi Indonesia Persero Tbk PT, ADR	993,471
	Electric Utilities – 14.3%
10,704	ALLETE, Inc.	773,364
20,888	Alliant Energy Corp.	853,484
9,852	IDACORP, Inc.	869,636
10,517	Pinnacle West Capital Corp.	839,257
16,494	Westar Energy, Inc.	867,419
		4,203,160
	Gas Utilities – 7.0%
10,900	Northwest Natural Gas Co.	628,385
10,196	Southwest Gas Holdings, Inc.	689,556
10,067	Spire, Inc.	727,844
		2,045,785
	Health Care Providers & Services – 3.3%
15,410	CVS Health Corp.	958,656
	Hotels, Restaurants & Leisure – 3.9%
7,161	Cracker Barrel Old Country Store, Inc.	1,140,031
	Insurance – 3.9%
9,832	Erie Indemnity Co., Class A	1,156,636
	IT Services – 3.8%
17,934	Paychex, Inc.	1,104,555
	Multi-Utilities – 2.8%
13,134	WEC Energy Group, Inc.	823,502
	Semiconductors & Semiconductor Equipment – 3.6%
12,753	NVE Corp.	1,059,902
	Specialty Retail – 3.9%
21,824	Williams-Sonoma, Inc.	1,151,434
Shares	Description	Value

	Thrifts & Mortgage Finance – 6.5%
37,596	Provident Financial Services, Inc.	$962,082
112,273	TrustCo Bank Corp.	948,707
		1,910,789
	Tobacco – 3.9%
11,673	Philip Morris International, Inc.	1,160,296
	Trading Companies & Distributors – 4.4%
7,062	Watsco, Inc.	1,278,010
	Total Common Stocks	25,883,333
	(Cost $27,075,726)
REAL ESTATE INVESTMENT TRUSTS – 11.6%
	Equity Real Estate Investment Trusts – 11.6%
24,994	LTC Properties, Inc.	949,772
30,635	National Retail Properties, Inc.	1,202,730
6,318	Public Storage	1,266,064
	Total Real Estate Investment Trusts	3,418,566
	(Cost $3,555,174)
	Total Investments – 99.8%	29,301,899
	(Cost $30,630,900) (a)
	Net Other Assets and Liabilities – 0.2%	52,188
	Net Assets – 100.0%	$29,354,087

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $205,107 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,534,108. The net unrealized depreciation was $1,329,001.

ADR	American Depositary Receipt

See Notes to Financial Statements

First Trust RBA Quality Income ETF (QINC)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 25,883,333	$ 25,883,333	$ —	$ —
Real Estate Investment Trusts*	3,418,566	3,418,566	—	—
Total Investments	$ 29,301,899	$ 29,301,899	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.
See Notes to Financial Statements

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets (a) – 99.9%
6,475,149	First Trust BICK Index Fund	$200,600,116
4,767,299	First Trust Chindia ETF	186,999,687
3,006,525	First Trust Developed Markets ex-US AlphaDEX® Fund	188,899,966
3,819,465	First Trust Germany AlphaDEX® Fund	190,820,471
3,363,243	First Trust Switzerland AlphaDEX® Fund	176,368,463
	Total Investments – 99.9%	943,688,703
	(Cost $813,104,330) (b)
	Net Other Assets and Liabilities – 0.1%	777,343
	Net Assets – 100.0%	$944,466,046

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $130,584,373 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $130,584,373.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 943,688,703	$ 943,688,703	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets (a) – 99.9%
780,097	First Trust Dow Jones Internet Index Fund (b)	$94,001,689
2,194,320	First Trust Industrials/Producer Durables AlphaDEX® Fund	86,873,348
3,030,361	First Trust Nasdaq Bank ETF	89,456,257
1,134,054	First Trust NASDAQ-100- Technology Sector Index Fund	86,210,785
1,615,419	First Trust Technology AlphaDEX® Fund	88,880,353
	Total Investments – 99.9%	445,422,432
	(Cost $372,035,896) (c)
	Net Other Assets and Liabilities – 0.1%	434,922
	Net Assets – 100.0%	$445,857,354

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $73,386,536 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $73,386,536.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 445,422,432	$ 445,422,432	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2018 (Unaudited)
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	International Multi-Asset Diversified Income Index Fund (YDIV)	First Trust BuyWrite Income ETF (FTHI)
ASSETS:
Investments, at value - Unaffiliated	$849,772,729	$575,094,080	$14,464,826	$61,429,805
Investments, at value - Affiliated	—	143,029,962	—	—
Total investments, at value	849,772,729	718,124,042	14,464,826	61,429,805
Cash	308,674	2,178,152	33,858	374,600
Foreign currency	—	—	4,744	—
Options purchased, at value	—	—	—	—
Receivables:
Dividends	843,318	3,803,648	29,547	59,479
Dividend reclaims	105,054	—	11,924	162
Investment securities sold	—	1,777,738	—	—
Securities lending income	—	—	—	—
Total Assets	851,029,775	725,883,580	14,544,899	61,864,046
LIABILITIES:
Options written, at value	—	—	—	332,508
Payables:
Investment advisory fees	368,443	299,517	8,663	44,513
Investment securities purchased	—	978,524	—	—
Collateral for securities on loan	—	—	—	—
Fund shares redeemed	—	1,789,149	—	—
Total Liabilities	368,443	3,067,190	8,663	377,021
NET ASSETS	$850,661,332	$722,816,390	$14,536,236	$61,487,025
NET ASSETS consist of:
Paid-in capital	$733,493,016	$896,030,571	$16,899,520	$73,440,843
Par value	238,050	404,000	8,000	27,742
Accumulated net investment income (loss)	1,718,678	(5,383,368)	(57,562)	(757,870)
Accumulated net realized gain (loss) on investments, foreign currency transactions, and options transactions	(20,006,995)	(131,331,107)	(2,275,340)	(12,471,795)
Net unrealized appreciation (depreciation) on investments, foreign currency translation, and options	135,218,583	(36,903,706)	(38,382)	1,248,105
NET ASSETS	$850,661,332	$722,816,390	$14,536,236	$61,487,025
NET ASSET VALUE, per share	$35.73	$17.89	$18.17	$22.16
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	23,805,000	40,400,002	800,002	2,774,201
Investments, at cost - Unaffiliated	$714,554,146	$607,456,345	$14,503,621	$60,634,657
Investments, at cost - Affiliated	$—	$147,571,403	$—	$—
Total investments, at cost	$714,554,146	$755,027,748	$14,503,621	$60,634,657
Foreign currency, at cost (proceeds)	$—	$—	$4,730	$—
Securities on loan, at value	$—	$—	$—	$—
Premiums received on options written	$—	$—	$—	$785,465
Premiums paid on options purchased	$—	$—	$—	$—

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)	First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust RBA Quality Income ETF (QINC)	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

$8,667,967	$436,512,303	$—	$201,494,339	$29,301,899	$—	$—
—	—	2,615,472,861	—	—	943,688,703	445,422,432
8,667,967	436,512,303	2,615,472,861	201,494,339	29,301,899	943,688,703	445,422,432
67,629	171,389	2,002,999	111,229	16,295	3,021,889	283,305
—	—	—	—	—	—	—
88,660	—	—	—	—	—	—

8,487	287,837	1,596,121	181,051	51,619	180,146	264,498
79	—	—	—	1,863	—	—
—	—	—	1,298,182	—	—	—
—	—	—	2,204	—	—	—
8,832,822	436,971,529	2,619,071,981	203,087,005	29,371,676	946,890,738	445,970,235

62,570	—	—	—	—	—	—

6,408	181,452	688,128	122,407	17,589	241,439	112,881
—	—	—	—	—	2,183,253	—
—	—	—	257,520	—	—	—
—	—	—	1,299,404	—	—	—
68,978	181,452	688,128	1,679,331	17,589	2,424,692	112,881
$8,763,844	$436,790,077	$2,618,383,853	$201,407,674	$29,354,087	$944,466,046	$445,857,354

$9,333,946	$408,701,502	$2,445,392,418	$207,523,362	$30,679,098	$895,428,636	$371,480,638
4,000	147,000	913,000	77,500	12,000	425,000	167,000
(57,511)	(747)	(440,273)	126,831	60,739	61,770	(72,373)
(629,841)	11,736,712	(383,862,524)	(7,513,269)	(68,749)	(82,033,733)	895,553
113,250	16,205,610	556,381,232	1,193,250	(1,329,001)	130,584,373	73,386,536
$8,763,844	$436,790,077	$2,618,383,853	$201,407,674	$29,354,087	$944,466,046	$445,857,354
$21.91	$29.71	$28.68	$25.99	$24.46	$22.22	$26.70
400,002	14,700,002	91,300,002	7,750,002	1,200,002	42,500,002	16,700,002
$8,645,855	$420,306,693	$—	$200,301,089	$30,630,900	$—	$—
$—	$—	$2,059,091,629	$—	$—	$813,104,330	$372,035,896
$8,645,855	$420,306,693	$2,059,091,629	$200,301,089	$30,630,900	$813,104,330	$372,035,896
$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$254,610	$—	$—	$—
$127,385	$—	$—	$—	$—	$—	$—
$62,337	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended March 31, 2018 (Unaudited)
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	International Multi-Asset Diversified Income Index Fund (YDIV)	First Trust BuyWrite Income ETF (FTHI)
INVESTMENT INCOME:
Dividends - Unaffiliated	$ 12,518,937	$ 18,746,443	$ 392,053	$ 685,782
Dividends - Affiliated	—	4,636,559	—	—
Interest	—	15,194	—	3,529
Securities lending income (net of fees)	—	—	—	—
Foreign tax withholding	(289,513)	—	(25,752)	(5,064)
Other	—	22	—	1,212
Total investment income	12,229,424	23,398,218	366,301	685,459
EXPENSES:
Investment advisory fees	2,043,557	2,371,814	50,339	243,584
Total expenses	2,043,557	2,371,814	50,339	243,584
Fees waived by the investment advisor	—	(470,308)	—	—
Net expenses	2,043,557	1,901,506	50,339	243,584
NET INVESTMENT INCOME (LOSS)	10,185,867	21,496,712	315,962	441,875
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(7,887,546)	(10,711,111)	88,162	2,178,530
Investments - Affiliated	—	(528,060)	—	—
In-kind redemptions - Unaffiliated	44,695,493	15,092,411	—	2,933,957
In-kind redemptions - Affiliated	—	101,962	—	—
Written option transactions	—	—	—	(2,350,584)
Purchased option transactions	—	—	—	—
Foreign currency transactions	—	—	(3,453)	—
Net realized gain (loss)	36,807,947	3,955,202	84,709	2,761,903
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	38,483,280	(48,383,950)	(301,460)	(3,682,904)
Investments - Affiliated	—	(4,321,384)	—	—
Written options held	—	—	—	517,471
Purchased options held	—	—	—	—
Foreign currency translation	—	—	164	—
Net change in unrealized appreciation (depreciation)	38,483,280	(52,705,334)	(301,296)	(3,165,433)
NET REALIZED AND UNREALIZED GAIN (LOSS)	75,291,227	(48,750,132)	(216,587)	(403,530)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 85,477,094	$(27,253,420)	$ 99,375	$ 38,345

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)	First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust RBA Quality Income ETF (QINC)	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

$100,685	$3,608,977	$—	$1,015,440	$499,343	$—	$—
—	—	7,726,490	—	—	5,129,431	1,204,730
468	1,042	2,642	511	142	1,119	261
—	—	—	9,250	—	—	—
(730)	—	—	—	—	—	—
19	—	—	—	—	—	—
100,442	3,610,019	7,729,132	1,025,201	499,485	5,130,550	1,204,991

36,077	880,917	3,813,007	702,213	105,241	1,340,816	574,616
36,077	880,917	3,813,007	702,213	105,241	1,340,816	574,616
—	—	—	—	—	—	—
36,077	880,917	3,813,007	702,213	105,241	1,340,816	574,616
64,365	2,729,102	3,916,125	322,988	394,244	3,789,734	630,375

165,867	(708,638)	—	(1,132,187)	(434,385)	—	—
—	—	71,071,121	—	—	(66,297)	(150,440)
571,592	16,030,528	—	11,687,276	3,218,632	—	—
—	—	30,108,363	—	—	1,539,514	6,802,687
(374,394)	—	—	—	—	—	—
(45,366)	—	—	—	—	—	—
—	—	—	—	—	—	—
317,699	15,321,890	101,179,484	10,555,089	2,784,247	1,473,217	6,652,247

(587,593)	2,877,204	—	(11,882,329)	(2,656,777)	—	—
—	—	130,903,897	—	—	33,500,209	25,761,847
72,355	—	—	—	—	—	—
56,261	—	—	—	—	—	—
—	—	—	—	—	—	—
(458,977)	2,877,204	130,903,897	(11,882,329)	(2,656,777)	33,500,209	25,761,847
(141,278)	18,199,094	232,083,381	(1,327,240)	127,470	34,973,426	32,414,094
$(76,913)	$20,928,196	$235,999,506	$(1,004,252)	$521,714	$38,763,160	$33,044,469
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)		Multi-Asset Diversified Income Index Fund (MDIV)
	Six Months Ended 3/31/2018 (Unaudited)	Year Ended 9/30/2017	Six Months Ended 3/31/2018 (Unaudited)	Year Ended 9/30/2017
OPERATIONS:
Net investment income (loss)	$ 10,185,867	$ 17,643,763	$ 21,496,712	$ 36,964,530
Net realized gain (loss)	36,807,947	17,773,306	3,955,202	13,806,916
Net change in unrealized appreciation (depreciation)	38,483,280	46,954,908	(52,705,334)	11,583,006
Net increase (decrease) in net assets resulting from operations	85,477,094	82,371,977	(27,253,420)	62,354,452
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,745,517)	(16,379,432)	(27,470,201)	(37,279,908)
Net realized gain	—	—	—	—
Return of capital	—	—	—	(11,078,694)
Total distributions to shareholders	(9,745,517)	(16,379,432)	(27,470,201)	(48,358,602)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	173,004,048	222,058,486	92,512,011	178,090,172
Proceeds from shares acquired through reorganization	—	—	—	—
Cost of shares redeemed	(115,689,904)	(142,535,839)	(165,374,656)	(215,207,284)
Net increase (decrease) in net assets resulting from shareholder transactions	57,314,144	79,522,647	(72,862,645)	(37,117,112)
Total increase (decrease) in net assets	133,045,721	145,515,192	(127,586,266)	(23,121,262)
NET ASSETS:
Beginning of period	717,615,611	572,100,419	850,402,656	873,523,918
End of period	$850,661,332	$717,615,611	$722,816,390	$850,402,656
Accumulated net investment income (loss) at end of period	$1,718,678	$1,278,328	$(5,383,368)	$590,121
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	22,155,000	19,505,000	44,250,002	46,250,002
Shares sold	4,800,000	7,200,000	4,850,000	9,150,000
Shares issued through reorganization	—	—	—	—
Shares redeemed	(3,150,000)	(4,550,000)	(8,700,000)	(11,150,000)
Shares outstanding, end of period	23,805,000	22,155,000	40,400,002	44,250,002

See Notes to Financial Statements

International Multi-Asset Diversified Income Index Fund (YDIV)		First Trust BuyWrite Income ETF (FTHI)
Six Months Ended 3/31/2018 (Unaudited)	Year Ended 9/30/2017	Six Months Ended 3/31/2018 (Unaudited)	Year Ended 9/30/2017

$ 315,962	$ 451,331	$ 441,875	$ 664,507
84,709	469,324	2,761,903	457,150
(301,296)	98,456	(3,165,433)	6,375,514
99,375	1,019,111	38,345	7,497,171

(371,961)	(557,387)	(1,199,745)	(260,344)
—	—	—	—
—	—	—	(1,647,413)
(371,961)	(557,387)	(1,199,745)	(1,907,757)

2,771,077	1,847,626	30,807,273	65,268,622
—	—	—	73,839,981
—	(3,233,342)	(20,544,039)	(99,511,257)
2,771,077	(1,385,716)	10,263,234	39,597,346
2,498,491	(923,992)	9,101,834	45,186,760

12,037,745	12,961,737	52,385,191	7,198,431
$14,536,236	$12,037,745	$61,487,025	$52,385,191
$(57,562)	$(1,563)	$(757,870)	$—

650,002	750,002	2,324,201	350,002
150,000	100,000	1,350,000	3,150,000
—	—	—	3,674,957
—	(200,000)	(900,000)	(4,850,758)
800,002	650,002	2,774,201	2,324,201
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Hedged BuyWrite Income ETF (FTLB)		First Trust Rising Dividend Achievers ETF (RDVY)
	Six Months Ended 3/31/2018 (Unaudited)	Year Ended 9/30/2017	Six Months Ended 3/31/2018 (Unaudited)	Year Ended 9/30/2017
OPERATIONS:
Net investment income (loss)	$ 64,365	$ 81,617	$ 2,729,102	$ 2,257,274
Net realized gain (loss)	317,699	190,310	15,321,890	8,267,474
Net change in unrealized appreciation (depreciation)	(458,977)	412,619	2,877,204	12,874,954
Net increase (decrease) in net assets resulting from operations	(76,913)	684,546	20,928,196	23,399,702
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(121,876)	(170,626)	(2,745,740)	(2,252,091)
Net realized gain	—	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	(121,876)	(170,626)	(2,745,740)	(2,252,091)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,677,933	7,421,741	221,120,792	283,084,616
Proceeds from shares acquired through reorganization	—	—	—	—
Cost of shares redeemed	(4,509,523)	(4,218,476)	(73,917,882)	(60,473,640)
Net increase (decrease) in net assets resulting from shareholder transactions	1,168,410	3,203,265	147,202,910	222,610,976
Total increase (decrease) in net assets	969,621	3,717,185	165,385,366	243,758,587
NET ASSETS:
Beginning of period	7,794,223	4,077,038	271,404,711	27,646,124
End of period	$8,763,844	$7,794,223	$436,790,077	$271,404,711
Accumulated net investment income (loss) at end of period	$(57,511)	$—	$(747)	$15,891
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	350,002	200,002	9,750,002	1,250,002
Shares sold	250,000	350,000	7,350,000	10,750,000
Shares issued through reorganization	—	—	—	—
Shares redeemed	(200,000)	(200,000)	(2,400,000)	(2,250,000)
Shares outstanding, end of period	400,002	350,002	14,700,002	9,750,002

See Notes to Financial Statements

First Trust Dorsey Wright Focus 5 ETF (FV)		First Trust RBA American Industrial Renaissance® ETF (AIRR)
Six Months Ended 3/31/2018 (Unaudited)	Year Ended 9/30/2017	Six Months Ended 3/31/2018 (Unaudited)	Year Ended 9/30/2017

$ 3,916,125	$ 18,978,415	$ 322,988	$ 497,623
101,179,484	106,695,158	10,555,089	8,530,960
130,903,897	223,924,852	(11,882,329)	11,530,506
235,999,506	349,598,425	(1,004,252)	20,559,089

(10,437,735)	(21,028,660)	(274,140)	(419,640)
—	—	—	—
—	—	—	—
(10,437,735)	(21,028,660)	(274,140)	(419,640)

136,012,687	20,478,662	91,596,855	213,632,566
—	—	—	—
(140,542,902)	(1,007,161,292)	(58,193,047)	(84,981,419)
(4,530,215)	(986,682,630)	33,403,808	128,651,147
221,031,556	(658,112,865)	32,125,416	148,790,596

2,397,352,297	3,055,465,162	169,282,258	20,491,662
$2,618,383,853	$2,397,352,297	$201,407,674	$169,282,258
$(440,273)	$6,081,337	$126,831	$77,983

91,600,002	133,350,002	6,500,002	1,000,002
4,750,000	850,000	3,400,000	9,100,000
—	—	—	—
(5,050,000)	42,600,000	(2,150,000)	(3,600,000)
91,300,002	91,600,002	7,750,002	6,500,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust RBA Quality Income ETF (QINC)		First Trust Dorsey Wright International Focus 5 ETF (IFV)
	Six Months Ended 3/31/2018 (Unaudited)	Year Ended 9/30/2017	Six Months Ended 3/31/2018 (Unaudited)	Year Ended 9/30/2017
OPERATIONS:
Net investment income (loss)	$ 394,244	$ 676,236	$ 3,789,734	$ 8,666,207
Net realized gain (loss)	2,784,247	1,105,034	1,473,217	(2,326,929)
Net change in unrealized appreciation (depreciation)	(2,656,777)	1,651,048	33,500,209	105,052,467
Net increase (decrease) in net assets resulting from operations	521,714	3,432,318	38,763,160	111,391,745
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(372,481)	(684,156)	(7,000,740)	(5,897,400)
Net realized gain	—	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	(372,481)	(684,156)	(7,000,740)	(5,897,400)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	32,816,413	32,697,018	126,396,000	339,414,293
Proceeds from shares acquired through reorganization	—	—	—	—
Cost of shares redeemed	(31,833,040)	(29,330,532)	(7,823,936)	(100,819,258)
Net increase (decrease) in net assets resulting from shareholder transactions	983,373	3,366,486	118,572,064	238,595,035
Total increase (decrease) in net assets	1,132,606	6,114,648	150,334,484	344,089,380
NET ASSETS:
Beginning of period	28,221,481	22,106,833	794,131,562	450,042,182
End of period	$29,354,087	$28,221,481	$944,466,046	$794,131,562
Accumulated net investment income (loss) at end of period	$60,739	$38,976	$61,770	$3,272,776
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,150,002	1,000,002	37,200,002	25,650,002
Shares sold	1,300,000	1,400,000	5,650,000	17,350,000
Shares issued through reorganization	—	—	—	—
Shares redeemed	(1,250,000)	(1,250,000)	(350,000)	(5,800,000)
Shares outstanding, end of period	1,200,002	1,150,002	42,500,002	37,200,002

See Notes to Financial Statements

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Six Months Ended 3/31/2018 (Unaudited)	Year Ended 9/30/2017

$ 630,375	$ 2,281,604
6,652,247	(1,961,126)
25,761,847	40,927,470
33,044,469	41,247,948

(1,547,315)	(2,044,065)
—	(78,880)
—	—
(1,547,315)	(2,122,945)

160,177,756	128,480,212
—	—
(74,698,273)	(73,264,140)
85,479,483	55,216,072
116,976,637	94,341,075

328,880,717	234,539,642
$445,857,354	$328,880,717
$(72,373)	$844,567

13,500,002	11,000,002
6,200,000	5,950,000
—	—
(3,000,000)	(3,450,000)
16,700,002	13,500,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust NASDAQ Technology Dividend Index Fund (TDIV)

			Year Ended September 30,
	Six Months Ended 3/31/2018 (Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$32.39		$29.33	$24.23	$27.04	$22.56	$19.74
Income from investment operations:
Net investment income (loss)	0.42		0.80	0.80	0.73	0.73	0.59
Net realized and unrealized gain (loss)	3.33		3.01	5.02	(2.83)	4.46	2.81
Total from investment operations	3.75		3.81	5.82	(2.10)	5.19	3.40
Distributions paid to shareholders from:
Net investment income	(0.41)		(0.75)	(0.72)	(0.71)	(0.71)	(0.58)
Net asset value, end of period	$35.73		$32.39	$29.33	$24.23	$27.04	$22.56
Total return (a)	11.60%		13.10%	24.31%	(7.92)%	23.19%	17.49%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$850,661		$717,616	$572,100	$470,112	$723,536	$205,440
Ratio of total expenses to average net assets	0.50	% (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.49	% (b)	2.64%	3.01%	2.58%	3.13%	2.95%
Portfolio turnover rate (c)	10%		26%	30%	27%	34%	37%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Multi-Asset Diversified Income Index Fund (MDIV)

			Year Ended September 30,
	Six Months Ended 3/31/2018 (Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$19.22		$18.89	$18.37	$21.48	$20.65	$20.18
Income from investment operations:
Net investment income (loss)	0.51		0.81	0.83	0.99	1.05	0.90
Net realized and unrealized gain (loss)	(1.18)		0.59	0.94	(2.73)	1.02	0.71
Total from investment operations	(0.67)		1.40	1.77	(1.74)	2.07	1.61
Distributions paid to shareholders from:
Net investment income	(0.66)		(0.82)	(0.85)	(0.99)	(1.24)	(1.07)
Return of capital	—		(0.25)	(0.40)	(0.38)	—	(0.07)
Total distributions	(0.66)		(1.07)	(1.25)	(1.37)	(1.24)	(1.14)
Net asset value, end of period	$17.89		$19.22	$18.89	$18.37	$21.48	$20.65
Total return (a)	(3.59)%		7.56%	9.86%	(8.57)%	10.17%	8.08%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$722,816		$850,403	$873,524	$880,995	$783,954	$491,585
Ratio of total expenses to average net assets (b)	0.60	% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net expenses to average net assets (b)	0.48	% (c)	0.48%	0.48%	0.50%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	5.44	% (c)	4.25%	4.25%	4.71%	4.55%	4.80%
Portfolio turnover rate (d)	38%		82%	115%	116%	96%	124%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
International Multi-Asset Diversified Income Index Fund (YDIV)

			Year Ended September 30,
	Six Months Ended 3/31/2018 (Unaudited)		2017	2016	2015	2014	Period Ended 9/30/2013 (a)
Net asset value, beginning of period	$18.52		$17.28	$15.85	$20.10	$20.65	$19.97
Income from investment operations:
Net investment income (loss)	0.40		0.77	0.77	0.82	1.08	0.07
Net realized and unrealized gain (loss)	(0.28)		1.39	1.34	(4.18)	(0.27)	0.69
Total from investment operations	0.12		2.16	2.11	(3.36)	0.81	0.76
Distributions paid to shareholders from:
Net investment income	(0.47)		(0.92)	(0.68)	(0.84)	(1.13)	(0.08)
Net realized gain	—		—	—	—	(0.23)	—
Return of capital	—		—	—	(0.05)	—	—
Total distributions	(0.47)		(0.92)	(0.68)	(0.89)	(1.36)	(0.08)
Net asset value, end of period	$18.17		$18.52	$17.28	$15.85	$20.10	$20.65
Total return (b)	0.66%		12.96%	13.57%	(17.29)%	3.93%	3.80%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$14,536		$12,038	$12,962	$12,676	$13,066	$5,164
Ratio of total expenses to average net assets (c)	0.70	% (d)	0.70%	0.70%	0.70%	0.70%	0.70	% (d)
Ratio of net investment income (loss) to average net assets	4.39	% (d)	4.36%	4.52%	4.44%	4.74%	3.15	% (d)
Portfolio turnover rate (e)	49%		129%	151%	132%	116%	24%

(a)	Inception date is August 22, 2013, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust BuyWrite Income ETF (FTHI)

			Year Ended September 30,
	Six Months Ended 3/31/2018 (Unaudited)		2017		2016	2015	Period Ended 9/30/2014 (a)
Net asset value, beginning of period	$22.54		$20.57		$19.12	$20.29	$19.93
Income from investment operations:
Net investment income (loss)	0.21		0.30		0.34	0.54	0.40
Net realized and unrealized gain (loss)	(0.11)		2.60		2.06	(0.70)	0.52
Total from investment operations	0.10		2.90		2.40	(0.16)	0.92
Distributions paid to shareholders from:
Net investment income	(0.48)		(0.13)		(0.35)	(0.32)	(0.56)
Return of capital	—		(0.80)		(0.60)	(0.69)	—
Total distributions	(0.48)		(0.93)		(0.95)	(1.01)	(0.56)
Net asset value, end of period	$22.16		$22.54		$20.57	$19.12	$20.29
Total return (b)	0.82%		13.93%		12.80%	(0.96)%	4.66%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$61,487		$52,385		$7,198	$6,691	$3,044
Ratio of total expenses to average net assets	0.85	% (c)	0.87	% (d)	0.85%	0.85%	0.85	% (c)
Ratio of net investment income (loss) to average net assets	1.54	% (c)	1.43%		1.78%	1.57%	2.49	% (c)
Portfolio turnover rate (e)	119%		315% (f)		139%	191%	54%

(a)	Inception date is January 6, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes reorganization fees. If this reorganization fee was not included, the expense ratio would have been 0.85%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(f)	The variation in the portfolio turnover rate is due to the rebalance of the portfolio that occurred shortly after the reorganization of FTHI with the First Trust Dividend and Income Fund.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Hedged BuyWrite Income ETF (FTLB)

			Year Ended September 30,
	Six Months Ended 3/31/2018 (Unaudited)		2017	2016	2015	Period Ended 9/30/2014 (a)
Net asset value, beginning of period	$22.27		$20.38	$19.05	$20.21	$19.93
Income from investment operations:
Net investment income (loss)	0.19		0.38	0.24	0.44	0.40
Net realized and unrealized gain (loss)	(0.22)		2.14	1.74	(0.87)	0.36
Total from investment operations	(0.03)		2.52	1.98	(0.43)	(0.76)
Distributions paid to shareholders from:
Net investment income	(0.33)		(0.63)	(0.36)	(0.32)	(0.48)
Return of capital	—		—	(0.29)	(0.41)	—
Total distributions	(0.33)		(0.63)	(0.65)	(0.73)	(0.48)
Net asset value, end of period	$21.91		$22.27	$20.38	$19.05	$20.21
Total return (b)	(0.19)%		12.57%	10.53%	(2.26)%	3.83%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,764		$7,794	$4,077	$4,762	$3,031
Ratio of total expenses to average net assets	0.85	% (c)	0.85%	0.85%	0.85%	0.85	% (c)
Ratio of net investment income (loss) to average net assets	1.52	% (c)	1.45%	1.79%	1.58%	2.47	% (c)
Portfolio turnover rate (d)	114%		184%	143%	205%	38%

(a)	Inception date is January 6, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Rising Dividend Achievers ETF (RDVY)

			Year Ended September 30,
	Six Months Ended 3/31/2018 (Unaudited)		2017	2016	2015	Period Ended 9/30/2014 (a)
Net asset value, beginning of period	$27.84		$22.12	$20.34	$21.02	$19.93
Income from investment operations:
Net investment income (loss)	0.21		0.34	0.53	0.39	0.29
Net realized and unrealized gain (loss)	1.87		5.73	1.86	(0.68)	1.08
Total from investment operations	2.08		6.07	2.39	(0.29)	1.37
Distributions paid to shareholders from:
Net investment income	(0.21)		(0.35)	(0.54)	(0.39)	(0.28)
Net realized gain	—		—	(0.07)	—	—
Total distributions	(0.21)		(0.35)	(0.61)	(0.39)	(0.28)
Net asset value, end of period	$29.71		$27.84	$22.12	$20.34	$21.02
Total return (b)	7.48%		27.53%	11.98%	(1.47)%	6.88%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$436,790		$271,405	$27,646	$28,477	$7,357
Ratio of total expenses to average net assets	0.50	% (c)	0.50%	0.50%	0.50%	0.50	% (c)
Ratio of net investment income (loss) to average net assets	1.55	% (c)	1.60%	2.50%	2.03%	2.26	% (c)
Portfolio turnover rate (d)	43%		46%	66%	71%	62%

(a)	Inception date is January 6, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Focus 5 ETF (FV)

			Year Ended September 30,
	Six Months Ended 3/31/2018 (Unaudited)		2017	2016	2015	Period Ended 9/30/2014 (a)
Net asset value, beginning of period	$26.17		$22.91	$21.91	$20.40	$20.02
Income from investment operations:
Net investment income (loss)	0.05		0.21	0.16	0.04	0.01
Net realized and unrealized gain (loss)	2.58		3.25	0.96	1.50	0.37
Total from investment operations	2.63		3.46	1.12	1.54	0.38
Distributions paid to shareholders from:
Net investment income	(0.12)		(0.20)	(0.12)	(0.03)	(0.00	) (b)
Net asset value, end of period	$28.68		$26.17	$22.91	$21.91	$20.40
Total return (c)	10.05%		15.16%	5.10%	7.55%	1.91%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,618,384		$2,397,352	$3,055,465	$4,066,788	$567,068
Ratio of total expenses to average net assets (d)	0.30	% (e)	0.30%	0.30%	0.30%	0.30	% (e)
Ratio of net investment income (loss) to average net assets	0.31	% (e)	0.74%	0.62%	0.22%	0.22	% (e)
Portfolio turnover rate (f)	20%		66%	42%	0%	0%

(a)	Inception date is March 5, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount represents less than $0.01 per share.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RBA American Industrial Renaissance® ETF (AIRR)

			Year Ended September 30,
	Six Months Ended 3/31/2018 (Unaudited)		2017	2016	2015	Period Ended 9/30/2014 (a)
Net asset value, beginning of period	$26.04		$20.49	$15.31	$18.27	$19.98
Income from investment operations:
Net investment income (loss)	0.04		0.08 (b)	0.08 (b)	0.07	0.05
Net realized and unrealized gain (loss)	(0.05)		5.53	5.16	(2.97)	(1.72)
Total from investment operations	(0.01)		5.61	5.24	(2.90)	(1.67)
Distributions paid to shareholders from:
Net investment income	(0.04)		(0.06)	(0.06)	(0.06)	(0.04)
Net asset value, end of period	$25.99		$26.04	$20.49	$15.31	$18.27
Total return (c)	(0.06)%		27.39%	34.27%	(15.90)%	(8.37)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$201,408		$169,282	$20,492	$42,867	$79,455
Ratio of total expenses to average net assets	0.70	% (d)	0.70%	0.70%	0.70%	0.70	% (d)
Ratio of net investment income (loss) to average net assets	0.32	% (d)	0.33%	0.47%	0.35%	0.62	% (d)
Portfolio turnover rate (e)	14%		52%	62%	66%	20%

(a)	Inception date is March 10, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RBA Quality Income ETF (QINC)

			Year Ended September 30,
	Six Months Ended 3/31/2018 (Unaudited)		2017	2016	2015	Period Ended 9/30/2014 (a)
Net asset value, beginning of period	$24.54		$22.11	$20.10	$19.91	$20.00
Income from investment operations:
Net investment income (loss)	0.33		0.60	0.55	0.53	0.34
Net realized and unrealized gain (loss)	(0.10)		2.44	1.96	0.19	(0.10)
Total from investment operations	0.23		3.04	2.51	0.72	0.24
Distributions paid to shareholders from:
Net investment income	(0.31)		(0.61)	(0.50)	(0.53)	(0.33)
Net asset value, end of period	$24.46		$24.54	$22.11	$20.10	$19.91
Total return (b)	0.91%		13.93%	12.52%	3.49%	1.14%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,354		$28,221	$22,107	$10,049	$4,978
Ratio of total expenses to average net assets	0.70	% (c)	0.70%	0.70%	0.70%	0.70	% (c)
Ratio of net investment income (loss) to average net assets	2.62	% (c)	2.61%	2.79%	2.64%	3.16	% (c)
Portfolio turnover rate (d)	100%		150%	136%	163%	55%

(a)	Inception date is March 10, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright International Focus 5 ETF (IFV)

			Year Ended September 30,
	Six Months Ended 3/31/2018 (Unaudited)		2017	2016	2015	Period Ended 9/30/2014 (a)
Net asset value, beginning of period	$21.35		$17.55	$17.08	$18.57	$20.09
Income from investment operations:
Net investment income (loss)	0.08		0.25	0.22	0.20	0.07
Net realized and unrealized gain (loss)	0.96		3.73	0.52	(1.50)	(1.59)
Total from investment operations	1.04		3.98	0.74	(1.30)	(1.52)
Distributions paid to shareholders from:
Net investment income	(0.17)		(0.18)	(0.27)	(0.19)	—
Net asset value, end of period	$22.22		$21.35	$17.55	$17.08	$18.57
Total return (b)	4.89%		22.71%	4.35%	(7.01)%	(7.57)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$944,466		$794,132	$450,042	$626,762	$31,574
Ratio of total expenses to average net assets (c)	0.30	% (d)	0.30%	0.30%	0.30%	0.30	% (d)
Ratio of net investment income (loss) to average net assets	0.85	% (d)	1.59%	1.14%	2.29%	5.67	% (d)
Portfolio turnover rate (e)	0%		49%	58%	7%	0%

(a)	Inception date is July 22, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
	Six Months Ended 3/31/2018 (Unaudited)		Year Ended September 30, 2017	Period Ended 9/30/2016 (a)
Net asset value, beginning of period	$24.36		$21.32	$20.02
Income from investment operations:
Net investment income (loss)	0.04		0.17	0.09
Net realized and unrealized gain (loss)	2.41		3.04	1.25
Total from investment operations	2.45		3.21	1.34
Distributions paid to shareholders from:
Net investment income	(0.11)		(0.16)	(0.04)
Net realized gain	—		(0.01)	—
Total distributions	(0.11)		(0.17)	(0.04)
Net asset value, end of period	$26.70		$24.36	$21.32
Total return (b)	10.06%		15.13%	6.68%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$445,857		$328,881	$234,540
Ratio of total expenses to average net assets (c)	0.30	% (d)	0.30%	0.30	% (d)
Ratio of net investment income (loss) to average net assets	0.33	% (d)	0.80%	1.45	% (d)
Portfolio turnover rate (e)	18%		54%	15%

(a)	Inception date is March 17, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-seven exchange-traded funds that are offering shares. This report covers the eleven funds listed below.
First Trust NASDAQ Technology Dividend Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “TDIV”)
Multi-Asset Diversified Income Index Fund – (Nasdaq ticker “MDIV”)
International Multi-Asset Diversified Income Index Fund – (Nasdaq ticker “YDIV”)
First Trust BuyWrite Income ETF – (Nasdaq ticker “FTHI”)(1)
First Trust Hedged BuyWrite Income ETF – (Nasdaq ticker “FTLB”)(2)
First Trust Rising Dividend Achievers ETF – (Nasdaq ticker “RDVY”)
First Trust Dorsey Wright Focus 5 ETF – (Nasdaq ticker “FV”)
First Trust RBA American Industrial Renaissance® ETF – (Nasdaq ticker “AIRR”)
First Trust RBA Quality Income ETF – (Nasdaq ticker “QINC”)
First Trust Dorsey Wright International Focus 5 ETF – (Nasdaq ticker “IFV”)
First Trust Dorsey Wright Dynamic Focus 5 ETF – (Nasdaq ticker “FVC”)
(1)Effective on December 14, 2017, First Trust High Income ETF changed its name to First Trust BuyWrite Income ETF. The Fund’s ticker symbol was not changed.
(2)Effective on December 14, 2017, First Trust Low Beta Income ETF changed its name to First Trust Hedged BuyWrite Income ETF. The Fund’s ticker symbol was not changed.
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Each Fund’s Creation Units are generally issued and redeemed in-kind for securities in which the Funds invest, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund, except for FTHI and FTLB, is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust NASDAQ Technology Dividend Index Fund	NASDAQ Technology Dividend IndexSM(1)
Multi-Asset Diversified Income Index Fund	NASDAQ US Multi-Asset Diversified Income IndexSM(1)
International Multi-Asset Diversified Income Index Fund	NASDAQ International Multi-Asset Diversified Income IndexSM(1)
First Trust Rising Dividend Achievers ETF	NASDAQ US Rising Dividend Achievers Index(1)
First Trust Dorsey Wright Focus 5 ETF	Dorsey Wright Focus Five Index(2)
First Trust RBA American Industrial Renaissance® ETF	Richard Bernstein Advisors American Industrial Renaissance® Index(3)
First Trust RBA Quality Income ETF	Richard Bernstein Advisors Quality Income Index(3)
First Trust Dorsey Wright International Focus 5 ETF	Dorsey Wright International Focus Five Index(2)
First Trust Dorsey Wright Dynamic Focus 5 ETF	Dorsey Wright Dynamic Focus Five Index(2)
(1) This index is developed, maintained and sponsored by Nasdaq, Inc., and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.
(2) This index is developed and sponsored by Dorsey, Wright & Associates LLC, maintained by Nasdaq, Inc., and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.
(3) This index is developed and sponsored by Richard Bernstein Advisors LLC, maintained by the New York Stock Exchange, and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.
FTHI and FTLB are actively managed exchange-traded funds. The primary investment objective of FTHI is to provide current income. FTHI’s secondary investment objective is to provide capital appreciation. FTHI pursues its objectives by investing in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded covered call options on the Standard & Poor’s 500® Index (the “S&P 500”). Under normal market conditions, the Fund invests primarily in equity securities listed on U.S. exchanges. The Fund also employs an option strategy in which it writes U.S. exchange-traded covered call options on the S&P 500 in order to seek additional cash flow in the form of premiums on the options that may be distributed to

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. The market value of the option strategy may be up to 20% of the Fund’s overall net asset value.
The investment objective of FTLB is to provide current income. FTLB pursues its objective by investing in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of buying U.S. exchange-traded put options on the S&P 500 and writing (selling) U.S. exchange-traded covered call options on the S&P 500. Under normal market conditions, the Fund invests primarily in equity securities listed on U.S. exchanges. The Fund also employs an option strategy in which it writes U.S. exchange-traded covered call options on the S&P 500 in order to seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells or writes an option contract to another party. These premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the S&P 500 that seek to provide the Fund with downside protection and which are expected to reduce the Fund’s price sensitivity to declining markets. The market value of the option strategy may be up to 20% of the Fund’s overall net asset value.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2018, is included with each Fund’s Portfolio of Investments.
B. Option Contracts
FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the S&P 500 to hedge against changes in the value of equities. Additionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write (sell) covered call options or put options (“options”) on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) “naked” or uncovered options. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
Options written (sold) by FTHI and FTLB will either be exercised, expire, or be cancelled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option’s strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. Gain or loss on options is presented separately as “Net realized gain (loss) on Written options transactions” on the Statements of Operations.
The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option’s expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of covered call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
FTLB may also purchase U.S. exchange-traded call or put options on the S&P 500 to hedge against changes in the value of equities. The purchase of call or put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options purchased, at value” on the Statements of Assets and Liabilities.
If FTLB elects to exercise a call or put option on the S&P 500, settlement does not occur by the delivery of the securities comprising the Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid. Gain or loss on options is included in “Purchased option transactions” on the Statements of Operations.
C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REIT’s fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and is included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Affiliated Transactions
MDIV, FV, IFV, and FVC invest in securities of affiliated funds. Each Fund’s investment performance and risks are related to the investment performance and risks of the affiliated funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
Amounts relating to these investments in MDIV at March 31, 2018, and for the period then ended are:
Security Name	Shares at 3/31/2018	Value at 9/30/2017	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain/ (Loss)	Value at 3/31/2018	Dividend Income
First Trust Tactical High Yield ETF	3,004,200	$ 167,967,703	$ 10,782,242	$ (30,972,501)	$ (4,321,384)	$ (426,098)	$ 143,029,962	$ 4,636,559
Amounts relating to these investments in FV at March 31, 2018, and for the period then ended are:
Security Name	Shares at 3/31/2018	Value at 9/30/2017	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain/ (Loss)	Value at 3/31/2018	Dividend Income
First Trust Dow Jones Internet Index Fund	4,580,604	$ 513,884,050	$ 29,068,265	$ (75,014,124)	$ 59,647,606	$ 24,376,985	$ 551,962,782	$ —
First Trust Industrials/Producer Durables AlphaDEX® Fund	12,884,816	478,410,801	30,367,996	(29,879,754)	26,446,703	4,765,408	510,111,154	1,622,108
First Trust Nasdaq Bank ETF	17,793,996	472,218,952	50,079,390	(30,389,443)	29,646,112	3,723,751	525,278,762	3,724,202
First Trust NASDAQ-100-Technology Sector Index Fund	6,659,120	500,991,299	27,406,150	(77,245,706)	32,934,185	22,140,374	506,226,302	1,953,326
First Trust Technology AlphaDEX® Fund	9,485,530	—	515,102,891	(21,285,672)	27,640,664	435,978	521,893,861	426,854
First Trust Utilities AlphaDEX® Fund	—	425,640,359	1,067,856	(427,033,830)	(45,411,373)	45,736,988	—	—
		$2,391,145,461	$653,092,548	$(660,848,529)	$130,903,897	$101,179,484	$2,615,472,861	$7,726,490

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
Amounts relating to these investments in IFV at March 31, 2018, and for the period then ended are:
Security Name	Shares at 3/31/2018	Value at 9/30/2017	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain/ (Loss)	Value at 3/31/2018	Dividend Income
First Trust BICK Index Fund	6,475,149	$ 164,402,812	$ 27,012,955	$ (2,430,343)	$ 11,376,230	$ 238,462	$ 200,600,116	$ 759,512
First Trust Chindia ETF	4,767,299	159,924,340	26,127,860	(2,372,881)	2,930,930	389,438	186,999,687	2,632,168
First Trust Developed Markets ex-US AlphaDEX® Fund	3,006,525	155,540,407	25,618,815	(2,319,080)	9,898,287	161,537	188,899,966	1,731,273
First Trust Germany AlphaDEX® Fund	3,819,465	159,830,885	26,449,764	(2,411,023)	6,555,342	395,503	190,820,471	6,478
First Trust Switzerland AlphaDEX® Fund	3,363,243	151,314,033	24,218,308	(2,191,575)	2,739,420	288,277	176,368,463	—
		$791,012,477	$129,427,702	$(11,724,902)	$33,500,209	$1,473,217	$943,688,703	$5,129,431
Amounts relating to these investments in FVC at March 31, 2018, and for the period then ended are:
Security Name	Shares at 3/31/2018	Value at 9/30/2017	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain/ (Loss)	Value at 3/31/2018	Dividend Income
First Trust Dow Jones Internet Index Fund	780,097	$ 70,496,355	$ 34,301,292	$ (22,840,572)	$ 9,723,854	$ 2,320,760	$ 94,001,689	$ —
First Trust Industrials/Producer Durables AlphaDEX® Fund	2,194,320	65,630,239	31,802,683	(14,810,572)	4,197,332	53,666	86,873,348	254,078
First Trust Nasdaq Bank ETF	3,030,361	64,780,808	31,731,619	(11,388,998)	4,373,987	(41,159)	89,456,257	581,688
First Trust NASDAQ-100-Technology Sector Index Fund	1,134,054	68,727,844	33,182,073	(23,437,817)	5,568,062	2,170,623	86,210,785	301,817
First Trust Technology AlphaDEX® Fund	1,615,419	—	85,360,668	(504,203)	4,017,429	6,459	88,880,353	67,147
First Trust Utilities AlphaDEX® Fund	—	58,390,895	14,500,672	(72,914,648)	(2,118,817)	2,141,898	—	—
		$328,026,141	$230,879,007	$(145,896,810)	$25,761,847	$6,652,247	$445,422,432	$1,204,730
F. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. During the six months ended March 31, 2018, AIRR participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
G. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly for MDIV, YDIV, FTHI, and FTLB and quarterly for TDIV, RDVY, FV, AIRR, QINC, IFV, and FVC or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2017, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust NASDAQ Technology Dividend Index Fund	$ 16,379,432	$ —	$ —
Multi-Asset Diversified Income Index Fund	37,279,908	—	11,078,694
International Multi-Asset Diversified Income Index Fund	557,387	—	—
First Trust BuyWrite Income ETF	260,344	—	1,647,413
First Trust Hedged BuyWrite Income ETF	170,626	—	—
First Trust Rising Dividend Achievers ETF	2,252,091	—	—
First Trust Dorsey Wright Focus 5 ETF	21,028,660	—	—
First Trust RBA American Industrial Renaissance® ETF	419,640	—	—
First Trust RBA Quality Income ETF	684,156	—	—
First Trust Dorsey Wright International Focus 5 ETF	5,897,400	—	—
First Trust Dorsey Wright Dynamic Focus 5 ETF	2,122,945	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
As of September 30, 2017, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ Technology Dividend Index Fund	$ 1,067,275	$ (47,235,937)	$ 87,367,351
Multi-Asset Diversified Income Index Fund	—	(134,151,217)	15,256,657
International Multi-Asset Diversified Income Index Fund	48,744	(2,315,233)	167,791
First Trust BuyWrite Income ETF	—	(15,070,057)	4,249,897
First Trust Hedged BuyWrite Income ETF	—	(965,440)	590,127
First Trust Rising Dividend Achievers ETF	15,891	(2,721,758)	12,464,986
First Trust Dorsey Wright Focus 5 ETF	6,081,337	(483,676,110)	424,111,437
First Trust RBA American Industrial Renaissance® ETF	77,983	(17,467,114)	12,474,335
First Trust RBA Quality Income ETF	38,976	(2,653,902)	1,128,682
First Trust Dorsey Wright International Focus 5 ETF	3,042,873	(83,470,986)	97,278,103
First Trust Dorsey Wright Dynamic Focus 5 ETF	844,567	(5,270,150)	47,138,145
H. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2014, 2015, 2016 and 2017 remain open to federal and state audit for MDIV, TDIV, YDIV, AIRR, FTHI, FTLB, FV, IFV, QINC, and RDVY. Taxable years ended 2016 and 2017 remain open to federal and state audit for FVC. As of March 31, 2018, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At September 30, 2017, the Funds had net capital losses for federal income tax purposes as shown in the table below. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
Capital Loss Available
First Trust NASDAQ Technology Dividend Index Fund	$ 47,235,937
Multi-Asset Diversified Income Index Fund	134,151,217
International Multi-Asset Diversified Income Index Fund	2,315,233
First Trust BuyWrite Income ETF	8,097,998
First Trust Hedged BuyWrite Income ETF	965,440
First Trust Rising Dividend Achievers ETF	2,721,758
First Trust Dorsey Wright Focus 5 ETF	483,676,110
First Trust RBA American Industrial Renaissance® ETF	17,467,114
First Trust RBA Quality Income ETF	2,653,902
First Trust Dorsey Wright International Focus 5 ETF	83,470,986
First Trust Dorsey Wright Dynamic Focus 5 ETF	5,270,150
Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. During the taxable year ended September 30,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
2017, First Trust BuyWrite Income ETF utilized no pre-enactment capital loss carryforwards for federal income tax purposes. At September 30, 2017, First Trust BuyWrite Income ETF had pre-enactment capital losses for federal income tax purposes of $6,972,059, as a result of its reorganization with the First Trust Dividend and Income Fund, expiring as follows:
9/30/2017 (expired)	9/30/2018	9/30/2019
$17,263,318	$5,877,626	$1,094,433
I. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of advisory fees, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), taxes, interest, and extraordinary expenses, which are paid by each respective Fund. See Note 3 relating to a reduction in MDIV’s annual unitary management fee. Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor.
First Trust has entered into licensing agreements with the following “Licensors” for the respective Funds:
Fund	Licensor
First Trust NASDAQ Technology Dividend Index Fund	Nasdaq, Inc.
Multi-Asset Diversified Income Index Fund	Nasdaq, Inc.
International Multi-Asset Diversified Income Index Fund	Nasdaq, Inc.
First Trust Rising Dividend Achievers ETF	Nasdaq, Inc.
First Trust Dorsey Wright Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust RBA American Industrial Renaissance® ETF	Richard Bernstein Advisors LLC
First Trust RBA Quality Income ETF	Richard Bernstein Advisors LLC
First Trust Dorsey Wright International Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust Dorsey Wright Dynamic Focus 5 ETF	Dorsey, Wright & Associates, LLC
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
J. Offsetting on the Statements of Assets and Liabilities
Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
K. New and Amended Financial Reporting Rules and Forms
On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in additional disclosure for variable interest rate securities and derivative instruments within the Portfolio of Investments. The new form types and other rule amendments will be effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Each Fund pays First Trust an annual unitary management fee based on each Fund’s average daily net assets at a rate set forth below:
Rate
First Trust NASDAQ Technology Dividend Index Fund	0.50%
Multi-Asset Diversified Income Index Fund	0.60%
International Multi-Asset Diversified Income Index Fund	0.70%
First Trust BuyWrite Income ETF	0.85%
First Trust Hedged BuyWrite Income ETF	0.85%
First Trust Rising Dividend Achievers ETF	0.50%
First Trust Dorsey Wright Focus 5 ETF	0.30%
First Trust RBA American Industrial Renaissance® ETF	0.70%
First Trust RBA Quality Income ETF	0.70%
First Trust Dorsey Wright International Focus 5 ETF	0.30%
First Trust Dorsey Wright Dynamic Focus 5 ETF	0.30%
In addition, MDIV, YDIV, FV, IFV, and FVC incur acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents a fund’s total annual operating expenses.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, if applicable, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distributions and service fees related to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
Pursuant to a contractual agreement between the Trust, on behalf of MDIV, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the management fees earned by MDIV on assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) the termination of MDIV’s management agreement with First Trust; however, it is expected to remain in place at least until January 31, 2019. First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust. For the period ended March 31, 2018, MDIV waived $470,308 of management fees.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
4. Reorganization
On March 16, 2016, the Board of Trustees of FTHI approved a reorganization of FTHI with the First Trust Dividend and Income Fund (“FAV”). The merger was completed on October 24, 2016. FTHI was the surviving fund.
Under the terms of the reorganization, which was tax-free, the assets of FAV were transferred to, and the liabilities of FAV were assumed by, FTHI in exchange for shares of FTHI. The cost of the investments received from FAV was carried forward to FTHI for U.S. GAAP and tax purposes. The FTHI shares were then distributed to FAV shareholders and the separate existence of FAV ceased. The reorganization was subject to certain conditions, including that the reorganization was approved on October 3, 2016, by the shareholders of FAV, and that the shareholders of FTHI approved the issuance of additional FTHI shares in connection with the reorganization. When the reorganization occurred, the transactions were based on the relative NAVs of FAV and FTHI.
The following table summarizes the asset transfers and conversion ratios for the reorganization.
Acquired Fund	Shares Redeemed	Net Assets on October 21, 2016	Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gains/Loss	Share Conversion Ratio	Acquiring (Surviving) Fund	Shares Issued	Net Assets on October 21, 2016*
FAV	8,259,500	$73,839,981	$(2,351,951)	$(55,762,807)	0.444937	FTHI	3,674,957	$6,027,862
* Amount reflects net assets of FTHI prior to the reorganization.
The following table summarizes the operations of the Acquired Fund for the period December 1, 2015 to October 21, 2016, and the operations of FTHI, the Acquiring (Surviving) Fund, for the fiscal year ended September 30, 2017, as presented in the Statements of Operations and the combined Acquired and Acquiring (Surviving) Funds’ pro-forma results of operations for the year ended September 30, 2017, assuming the acquisition had been completed on October 1, 2016.
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of FAV that have been included in FTHI’s Statement of Operations since October 21, 2016.
	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) from Operations
Acquired Fund for the Period December 1, 2015 to October 21, 2016 FAV	$1,828,683	$810,367	$2,639,050
Acquiring Fund for the Fiscal Year Ended September 30, 2017 FTHI	664,507	6,832,664	7,497,171
Combined Total	$2,493,190	$7,643,031	$10,136,221
5. Purchases and Sales of Securities
For the period ended March 31, 2018, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$ 86,619,406	$ 84,867,169
Multi-Asset Diversified Income Index Fund	318,415,114	297,323,028
International Multi-Asset Diversified Income Index Fund	7,091,310	6,918,287
First Trust BuyWrite Income ETF	68,091,124	69,561,119
First Trust Hedged BuyWrite Income ETF	9,668,967	9,884,398
First Trust Rising Dividend Achievers ETF	151,460,208	151,154,523
First Trust Dorsey Wright Focus 5 ETF*	517,606,289	520,282,336
First Trust RBA American Industrial Renaissance® ETF	28,613,536	28,338,966
First Trust RBA Quality Income ETF	29,824,232	29,699,181
First Trust Dorsey Wright International Focus 5 ETF*	621,608	3,898,598
First Trust Dorsey Wright Dynamic Focus 5 ETF*	70,692,268	71,283,620

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
For the period ended March 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$ 172,359,334	$ 115,983,590
Multi-Asset Diversified Income Index Fund	74,441,181	165,418,864
International Multi-Asset Diversified Income Index Fund	2,497,529	—
First Trust BuyWrite Income ETF	30,557,410	20,756,389
First Trust Hedged BuyWrite Income ETF	5,618,828	4,530,331
First Trust Rising Dividend Achievers ETF	220,694,196	73,916,292
First Trust Dorsey Wright Focus 5 ETF*	135,486,259	140,566,193
First Trust RBA American Industrial Renaissance® ETF	91,524,635	58,359,902
First Trust RBA Quality Income ETF	32,741,764	31,838,140
First Trust Dorsey Wright International Focus 5 ETF*	128,806,094	7,826,304
First Trust Dorsey Wright Dynamic Focus 5 ETF*	160,186,739	74,613,190

* All transactions during the six months ended March 31, 2018, were with affiliated funds.
6. Derivative Transactions
The following table presents the type of derivatives held by each Fund at March 31, 2018, the primary underlying risk exposure and location of these instruments as presented on the Statements of Assets and Liabilities.
FTHI
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Written Options	Equity Risk	—	—	Options written, at value	$ 332,508
FTLB
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Written Options	Equity Risk	Options purchased, at value	$ 88,660	Options written, at value	$ 62,570
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended March 31, 2018, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
	Equity Risk
Statements of Operations Location	FTHI	FTLB
Net realized gain (loss) on Purchased option transactions	$—	$(45,366)
Net realized gain (loss) on Written options transactions	(2,350,584)	(374,394)
Net change in unrealized gain (loss) on Purchased options held	—	56,261
Net change in unrealized gain (loss) on Written options held	517,471	72,355
During the six months ended March 31, 2018, for FTHI, the premiums for written options opened were $1,486,989, and the premiums for written options closed, exercised and expired were $1,042,433.
During the six months ended March 31, 2018, for FTLB, the premiums for written options opened were $248,628, and the premiums for written options closed, exercised and expired were $170,685. During the six months ended March 31, 2018, for FTLB, the premiums for purchased options opened were $71,503, and the premiums for purchased options closed, exercised and expired were $52,681.
FTHI and FTLB do not have the right to offset on financial assets and financial liabilities related to option contracts on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
7. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index, except for FTHI and FTLB, which are actively managed. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index, except for FTHI and FTLB, which are actively managed. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:
	Creation Transaction Fees	Redemption Transaction Fees
First Trust NASDAQ Technology Dividend Index Fund	$ 500	$ 500
Multi-Asset Diversified Income Index Fund	1,000	1,000
International Multi-Asset Diversified Income Index Fund	3,400	3,400
First Trust BuyWrite Income ETF	750	750
First Trust Hedged BuyWrite Income ETF	750	750
First Trust Rising Dividend Achievers ETF	500	500
First Trust Dorsey Wright Focus 5 ETF	500	500
First Trust RBA American Industrial Renaissance® ETF	500	500
First Trust RBA Quality Income ETF	500	500
First Trust Dorsey Wright International Focus 5 ETF	500	500
First Trust Dorsey Wright Dynamic Focus 5 ETF	500	500
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2019.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
9. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:
On May 15, 2018, First Trust DorseyWright DALI 1 ETF, an additional series of the Trust, began trading under the ticker symbol DALI on Nasdaq.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds’ website located at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds’ website located at www.ftportfolios.com; (3) on the SEC’s website at www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.
Risk Considerations
Risks are inherent in all investing. You should consider each Fund’s investment objective(s), risks, charges and expenses carefully before investing. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund. For additional information about the risks associated with investing in the Funds, please see the Funds’ statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest. First Trust Portfolios L.P. is the distributor of the First Trust Exchange-Traded Fund VI.
The following summarizes some of the risks that should be considered for the Funds.
AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the “Creations, Redemptions, and Transaction Fees” Note to Financial Statements) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant can step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to a Fund’s net asset value and possibly face delisting.
BIOTECHNOLOGY/PHARMACEUTICAL COMPANIES RISK. Certain of the Funds invest in biotechnology and pharmaceutical companies. Biotechnology and pharmaceutical companies are subject to changing government regulation which could have a negative effect on the price, profitability and availability of their products and services. Regulations have been proposed to increase the availability and affordability of prescription drugs including proposals to increase access to generic drugs and to increase the rebates paid by drug manufacturers in exchange for Medicaid coverage of their products. Whether such proposals will be adopted cannot be predicted. In addition, such companies face increasing competition from existing generic drugs, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever be brought to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.
CHINA RISK. Certain of the Funds invest in Chinese companies. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment. The central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China’s economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other emerging economies.
COMMUNITY BANK RISK. Certain of the Funds invest in community banks. Community banks were significantly impacted by the downturn in the United States and world economies that began with the decline in the subprime mortgage lending market in the

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United States. These conditions have brought about legislative and regulatory changes, changes in short-term and long-term interest rates, inflation and changes in government monetary and fiscal policies, all of which have had a significant impact on the banking business.
Unlike larger national or other regional banks that are more geographically diversified, a community bank’s financial performance may be highly dependent upon the business environment in certain geographic regions of the United States and may be adversely impacted by any downturn or unfavorable economic or employment developments in its local market and the United States as a whole. In particular, this environment impacts the ability of borrowers to pay interest on and repay principal of outstanding loans and the value of collateral securing those loans. Also, the securities of community banks are often subject to low trading volume and low analyst coverage.
CONCENTRATION RISK. To the extent that an index is concentrated in a single industry or sector, the corresponding Fund will also be concentrated in such industry or sector. A fund that is concentrated in a single industry or sector presents more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.
CREDIT RISK. Certain of the Funds hold investments that carry credit risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments. Credit risk may be heightened if a Fund invests in “high yield” or “junk” securities. Such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal.
CURRENCY RISK. Certain of the Funds hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investments and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.
CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of a Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which a Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third-party service providers.
DEPOSITARY RECEIPTS RISK. Certain of the Funds hold depositary receipts. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
DIVIDEND RISK. Certain of the Funds hold securities that pay dividends. There is no guarantee that the issuers of a Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.
DERIVATIVES RISK. Certain of the Funds utilize derivatives. A Fund’s use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the options. These risks are heightened when a Fund’s portfolio manager uses options to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

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The option positions employed may present additional risk. When selling a call option, a Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by a Fund if the applicable index level at the expiration of the call option is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock(s). In fact, a Fund’s use of options may reduce a Fund’s ability to profit from increases in the value of the underlying stock(s).
ENERGY COMPANIES RISK. Certain of the Funds invest in the securities of energy companies. Energy companies include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.
EQUITY SECURITIES RISK. Because each Fund invests in equity securities, the value of each Fund’s shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
ETF RISK. Certain of the Funds invest in ETFs. The shares of an ETF trade like common stock and represent a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees and other operating expenses that increase their costs.
FINANCIAL COMPANIES RISK. Certain of the Funds invest in financial companies. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.
FIXED INCOME SECURITIES RISK. Certain of the Funds invest in fixed income securities. Fixed income securities are subject to credit risk and interest rate risk. Certain of the Funds may invest in high yield fixed income securities, commonly referred to as “junk” bonds.
FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of a Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. A Fund’s investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of a Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), each Fund’s investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.
FUND OF FUNDS RISK. Certain of the Funds invest in securities of other ETFs, which involves additional expenses that would not be present in a direct investment in such ETFs. Furthermore, a Fund’s investment performance and risks are directly related to the investment performance and risks of the underlying ETFs in which the Fund invests.
GERMANY RISK. Certain of the Funds invest in German companies. Investing in securities of German companies involves additional risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.
HEALTH CARE COMPANIES RISK. Certain of the Funds invest in health care companies. Health care companies are companies involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health

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care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.
HIGH YIELD SECURITIES RISK. Certain of the Funds invest in high yield securities, or “junk” bonds. High yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.
INCOME RISK. Certain of the Funds may invest in cash equivalents (“Cash Proxy”). Income from a Fund’s investment in a Cash Proxy could decline during periods of falling interest rates.
INDEX REBALANCE RISK. Certain of the Funds invest in First Trust ETFs pursuant to the methodology that the index provider uses to calculate and maintain the index. Based on this, a Fund may own a significant portion of a First Trust ETF. Such an ETF may be removed from the corresponding index in the event that it does not comply with the eligibility requirements of the index. As a result, a Fund may be forced to sell shares of a First Trust ETF at an inopportune time or for a price other than at current market value or may elect not to sell such shares on the day that they are removed from the index, due to market conditions or otherwise. Due to these factors, the variation between a Fund’s annual return and the return of the index may increase significantly. Apart from scheduled rebalances, the index provider may carry out additional ad hoc rebalances to the index to, for example, correct an error in the selection of constituents. When a Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by that Fund and its shareholders. Unscheduled rebalances may also expose a Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the index provider may increase a Fund’s costs and market exposure.
INDIA RISK. Certain of the Funds invest in companies in India. Investment restrictions in India may limit the ability to convert the equity shares into depositary receipts and vice versa. These restrictions may cause the equity shares of the underlying issuer to trade at a premium or discount to the market price of the depositary receipt. Investing in securities of Indian companies involves additional risks, including, but not limited to: greater price volatility; substantially less liquidity and significantly smaller market capitalization of securities markets; more substantial governmental involvement in the economy; higher rates of inflation; and greater political, economic and social uncertainty. Government controls have been reduced on imports and foreign investment and privatization of domestic output has proceeded slowly. The rapid economic growth of the last few years has put heavy stress on India’s infrastructural facilities. Furthermore, although the Indian government is well aware of the need for reform and is pushing ahead in this area, businesses still have to deal with an inefficient and sometimes slow-moving bureaucracy.
INDUSTRIALS COMPANIES RISK. Certain of the Funds invest in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.
INFORMATION TECHNOLOGY COMPANIES RISK. Certain of the Funds invest in information technology companies. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.
INFRASTRUCTURE COMPANIES RISK. Certain of the Funds invest in infrastructure companies. Infrastructure companies may be directly affected by energy commodity prices, especially those infrastructure companies that own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a

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decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of infrastructure companies. Infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of infrastructure companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact infrastructure companies.
Certain infrastructure companies in the utilities industry are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, global politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.
INTEREST RATE RISK. Certain of the Funds are subject to interest rate risk because the value of the debt securities held by the underlying ETF, preferred securities held by a Fund, and REITs in which a Fund invests will decline with rising market interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of a Fund will generally decline when investors anticipate or experience rising interest rates.
INTERNET COMPANIES RISK. Certain of the Funds invest in Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards and frequent new product introductions. A Fund’s investment in Internet companies may also be subject to the considerable risk of owning small capitalization companies that have recently begun operations.
LATIN AMERICA RISK. Certain of the Funds invest in companies in Latin America. The value of a Fund’s shares may be adversely affected by political, economic, and social instability; inadequate investor protection; changes in laws or regulations of countries within Latin America; international relations with other nations; natural disasters; corruption; and military activity. The economies of many Latin American countries differ from the economies of more developed countries in many respects. Certain Latin American countries are highly dependent upon and may be affected by developments in the United States, Europe and other Latin American economies.
MANAGEMENT RISK. Certain of the Funds are actively-managed portfolios and are subject to management risk. In managing a Fund’s investment portfolio, a Fund’s investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a Fund will meet its investment objectives.
MARKET MAKER RISK. If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund’s net asset value and the price at which a Fund’s shares are trading on Nasdaq which could result in a decrease in value of a Fund’s shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund’s portfolio securities and a Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.
MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments.
MLP RISK. Certain of the Funds may invest in master limited partnerships (“MLPs”). An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that an MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

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MOMENTUM INVESTING RISK. Certain of the Funds employ a “momentum” style methodology that emphasizes selecting ETFs that have had higher recent price performance compared to other ETFs. As a result, a Fund may be subject to more risk because ETFs in which a Fund invests may be more volatile than a broad cross-section of ETFs, or the returns on ETFs that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments.
NON-CORRELATION RISK. A Fund’s return may not match the return of its index for a number of reasons. For example, a Fund incurs operating expenses not applicable to the index, and may incur costs in buying and selling securities, especially when rebalancing a Fund’s portfolio holdings to reflect changes in the composition of the index. In addition, a Fund’s portfolio holdings may not exactly replicate the securities included in the index or the ratios between the securities included in the index.
NON-DIVERSIFICATION RISK. Certain of the funds are classified as “non-diversified” under the 1940 Act. As a result, each non-diversified Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Non-diversified Funds may invest a relatively high percentage of its assets in a limited number of issuers. As a result, non-diversified Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
NON-U.S. SECURITIES RISK. Certain of the Funds hold non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of depositary receipts. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.
NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Certain of the Funds invest in emerging markets. Non-U.S. securities risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.
PORTFOLIO TURNOVER RISK. Certain of the Funds employ a strategy that may frequently involve buying and selling portfolio securities to rebalance a Fund’s exposure to various market sectors. High portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund’s performance to be less than you expect.
PREFERRED SECURITIES RISK. Certain of the Funds invest in preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.
REIT INVESTMENT RISK. Certain of the Funds invest in real estate investment trusts (“REITs”) and are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to: dependency upon management skills; limited diversification; the risks of locating and managing financing for projects; heavy cash flow dependency; possible default by borrowers; the costs and potential losses of self-liquidation of one or more holdings; the risk of a possible lack of mortgage funds and associated interest rate risks; overbuilding; property vacancies; increases in property taxes and operating expenses; changes in zoning laws; losses due to environmental damages; changes in neighborhood values and appeal to purchasers; the possibility of failing to maintain exemptions from registration under the 1940 Act; and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.
REPLICATION MANAGEMENT RISK. Certain of the Funds are exposed to additional market risk due to the policy of investing principally in the securities included in the corresponding index. As a result of this policy, securities held by a Fund will generally not be bought or sold in response to market fluctuations.
SMALL FUND RISK. Certain of the Funds currently have fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact a Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

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SMALLER COMPANIES RISK. Certain of the Funds invest in smaller capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including: limited trading volumes; products or financial resources; management inexperience; and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.
SWITZERLAND RISK. Certain of the Funds invest in companies in Switzerland and are subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the EU, the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which a Fund invests.
TELECOMMUNICATIONS COMPANIES RISK. Certain of the Funds invest in telecommunication companies. Telecommunications companies are subject to the risk of increased competition and regulation by various regulatory authorities, the need to commit substantial capital and technological obsolescence.
TRADING ISSUES RISK. Although the shares of each Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq’s “circuit breaker” rules. Market makers are under no obligation to make a market in a Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. A Fund may have difficulty maintaining its listing on Nasdaq in the event a Fund’s assets are small or a Fund does not have enough shareholders.
UTILITIES COMPANIES RISK. Certain of the Funds invest in the securities of utilities companies. General problems of utilities companies include: the imposition of rate caps; increased competition due to deregulation; the difficulty in obtaining an adequate return on invested capital or in financing large construction projects; the limitations on operations and increased costs and delays attributable to environmental considerations; and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.
U.S. GOVERNMENT AND AGENCY SECURITIES RISK. Certain of the Funds invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities, which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund VI

Book 2

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)

First Trust Indxx Innovative Transaction & Process ETF (LEGR)

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)

Semi-Annual Report
For the Six Months Ended
March 31, 2018

First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2018

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund’s portfolio and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
March 31, 2018
Dear Shareholders:
First Trust is pleased to provide you with the semi-annual report for the First Trust Exchange-Traded Fund VI, which contains detailed information about your investment for the period ended March 31, 2018, including a market overview and a performance analysis for the period. We encourage you to read this report carefully and discuss it with your financial advisor.
As you are no doubt aware, 2017 was a very strong year for both the U.S. and global markets. The three major U.S. indices – the S&P 500® Index, the Dow Jones Industrial Average and the Nasdaq Composite – posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:
•	The S&P 500® Index did something it had never previously done, finishing 2017 with 12 months of gains;
•	The Dow Jones Industrial Average achieved a milestone as well, closing above 24,000 for the first time ever on November 30;
•	The Nasdaq Composite set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%); and
•	The MSCI AC World Index (containing constituents from 47 countries) ended 2017 at an all-time high and was up 22% at year-end.
As 2017 ended, President Trump signed the “Tax Cuts and Jobs Act of 2017” tax reform bill. As 2018 began, there was much enthusiasm for this tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%. Early in the year, many investors were also watching the Federal Reserve (the “Fed”) and its signaled intent to continue raising interest rates at a gradual pace. Based on strong job growth and the economic outlook in the U.S., the Fed did, in fact, raise interest rates on March 21, 2018.
At First Trust, we continue to be optimistic about the U.S. economy. The S&P 500® Index was off to a strong start in 2018 returning over 7.5% from January 2 to January 26. February, however, was a different story. Early in the month, the Dow Jones Industrial Average plunged 567 points and sank into “correction” territory (defined as a drop of 10% from the index’s high) and in just two weeks, was down more than 3,200 points. However, as February came to a close, the Dow Jones Industrial Average was back on track and up from the lows experienced earlier in the month. The first quarter of 2018 was marked with increased volatility in both our markets as well as in world news.
This market volatility is why we believe that one should invest for the long term and be prepared for market movements, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals by speaking regularly with your investment professional. It’s important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we’ve said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2018
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
In its latest forecast, the International Monetary Fund (“IMF”) sees global real gross domestic product (“GDP”) rising from 3.2% in 2017 to 3.9% in both 2018 and 2019, according to its own release. Global economic growth has been rebounding since it bottomed out at 3.2% in 2016. U.S. real GDP growth is expected to increase from 2.3% in 2017 to 2.9% in 2018, but then dip to 2.7% in 2019, according to the IMF. We believe the key takeaway from these growth targets, in our opinion, is that there does not appear to be a recession on the horizon at this time.
Global mergers and acquisitions (“M&A”) deal volume surpassed the $1 trillion mark in the third week of March 2018, the shortest amount of time it has ever taken to reach that mark at the start of a calendar year, according to the Financial Times. Data from Dealogic shows that M&A activity is up more than 50% from a year ago and 12% higher than at the same point in 2007, which went on to set the all-time high for M&A deal volume at $4.6 trillion. Strong M&A activity is another sign that the current global economic expansion is on solid footing, in our opinion.
The passage of the “Tax Cuts and Jobs Act of 2017” on December 22, 2017, may have been the biggest news story over the past six months, in our opinion. One of the end goals of reducing the U.S. federal tax rates on corporations, from 35% to 21%, as well as reducing the rate for individuals, was to boost economic growth. In the current recovery, which commenced in July 2009, the real U.S. GDP growth rate has averaged just 2.2% through December 31, 2017, according to data from the Bureau of Economic Analysis. A sustainable real GDP growth rate at or above the 3.0% mark would reflect that the tax cuts are working. We believe that an acceleration in economic growth in the U.S. beyond what the IMF is projecting could provide an added tailwind to global growth as well.
Global Equities Markets
ETFGI, an industry research group, reported that total assets invested in exchange-traded funds (“ETFs”) and other exchange-traded products (“ETPs”) listed globally stood at $4.919 trillion on March 31, 2018, up 10.04% from $4.470 trillion on September 30, 2017, according to its own release. Total assets invested in U.S. ETFs and ETPs stood at $3.441 trillion on March 31, 2018, up 8.69% from $3.166 trillion on September 30, 2017. Data released in February 2018 by the Investment Company Institute indicated that equity-based ETFs accounted for nearly 82% of all U.S. ETF assets.
Over the past six months, three of the major global stock indices posted positive returns. For the six-month period ended March 31, 2018, the S&P 500®, the MSCI World (ex U.S.), and the MSCI Emerging Markets indices posted total returns of 5.84%, 1.95% (USD) and 8.81% (USD), respectively, according to Bloomberg. The U.S. dollar declined 3.15% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).
Estimates for corporate earnings in 2018 and 2019 are encouraging, particularly with respect to the estimate for the S&P 500® Index in 2018, thanks to the passage of the tax reform bill in December 2017, in our opinion. The 2018 consensus estimated earnings growth rates for the S&P 500®, the MSCI World (ex U.S.) and the MSCI Emerging Markets indices were 16.35%, 11.20% and 14.52%, respectively, as of March 31, 2018, according to Bloomberg. The 2019 consensus estimated earnings growth rates were 10.53%, 6.60% and 11.25%, respectively as of March 31, 2018, according to Bloomberg. We believe that corporate earnings drive the direction of stock prices over time.

Fund Performance Overview (Unaudited)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
The First Trust SMID Cap Rising Dividend Achievers ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is composed of the securities of 100 small and mid-capitalization companies with a history of raising their dividends and exhibit the characteristics to continue to do so in the future. The Index is designed to provide access to a portfolio of small and mid-capitalization income producing securities. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “SDVY.”
Performance
Cumulative Total Returns
Inception (11/1/17) to 3/31/18
Fund Performance
NAV	4.28%
Market Price	4.38%
Index Performance
Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index	4.58%
S&P 1000® Index	3.63%
(See Notes to Fund Performance Overview Page 10.)

Nasdaq® and Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY) (Continued)
Sector Allocation	% of Total Investments
Financials	31.7%
Industrials	28.0
Consumer Discretionary	19.0
Information Technology	10.0
Consumer Staples	5.3
Materials	4.0
Telecommunication Services	1.0
Energy	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Energizer Holdings, Inc.	1.2%
Chico’s FAS, Inc.	1.1
Assurant, Inc.	1.1
Broadridge Financial Solutions, Inc.	1.1
Foot Locker, Inc.	1.1
Lancaster Colony Corp.	1.1
Assured Guaranty Ltd.	1.1
Huntington Ingalls Industries, Inc.	1.1
Korn/Ferry International	1.0
J&J Snack Foods Corp.	1.0
Total	10.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 2, 2017 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/2/17 – 3/31/18	49	4	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/2/17 – 3/31/18	48	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
The First Trust Indxx Innovative Transaction & Process ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Blockchain Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of companies that are either actively using, investing in, developing, or have products that are poised to benefit from blockchain technology and/or the potential for increased efficiency that it provides to various business processes. The Index seeks to include only companies that have devoted material resources to the use of blockchain technologies. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “LEGR.”
Performance
Cumulative Total Returns
Inception (1/24/18) to 3/31/18
Fund Performance
NAV	-3.49%
Market Price	-3.29%
Index Performance
Indxx Blockchain Index	-3.46%
S&P 500® Index	-6.57%
(See Notes to Fund Performance Overview Page 10.)

“Indxx” and “Indxx Blockchain Index” are trademarks of Indxx, LLC (“Licensor”) and have been licensed for use for certain purposes by First Trust Advisors L.P. The Fund is based on the Indxx Blockchain Index and is not sponsored, endorsed, sold or promoted by Licensor and Licensor makes no representation regarding the advisability of trading in such product.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Innovative Transaction & Process ETF (LEGR) (Continued)
Sector Allocation	% of Total Investments
Information Technology	67.4%
Financials	24.7
Industrials	3.3
Materials	1.6
Consumer Discretionary	1.3
Consumer Staples	0.9
Telecommunication Services	0.8
Total	100.0%
Top Ten Holdings	% of Total Investments
Intel Corp.	2.8%
Asustek Computer, Inc.	2.7
Gemalto N.V.	2.7
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.7
International Business Machines Corp.	2.6
Alibaba Group Holding Ltd., ADR	2.6
Nordic Semiconductor ASA	2.6
SAP SE	2.6
Accenture PLC, Class A	2.6
Software AG	2.6
Total	26.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 25, 2018 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
01/25/18 – 3/31/18	43	1	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
01/25/18 – 3/31/18	1	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
The First Trust Nasdaq Artificial Intelligence and Robotics ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq CTA Artificial Intelligence and Robotics IndexSM (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of companies engaged in the artificial intelligence and robotics segments of the technology, industrial and other economic sectors. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “ROBT.”
Performance
Cumulative Total Returns
Inception (2/21/18) to 3/31/18
Fund Performance
NAV	-1.62%
Market Price	-1.52%
Index Performance
Nasdaq CTA Artificial Intelligence and Robotics IndexSM	-2.06%
S&P 500® Index	-2.04%
(See Notes to Fund Performance Overview Page 10.)

Nasdaq® and Nasdaq CTA Artificial Intelligence & Robotics Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT) (Continued)
Sector Allocation	% of Total Investments
Information Technology	64.7%
Industrials	16.4
Health Care	9.6
Consumer Discretionary	8.9
Telecommunication Services	0.4
Total	100.0%
Top Ten Holdings	% of Total Investments
Hortonworks, Inc.	2.3%
Cloudera, Inc.	2.3
Teradata Corp.	2.2
Technology One, Ltd.	2.2
Dassault Systemes SE	2.2
Illumina, Inc.	2.1
ServiceNow, Inc.	2.1
QinetiQ Group PLC	2.1
Ambarella, Inc.	2.1
FLIR Systems, Inc.	2.1
Total	21.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 22, 2018 (commencement of trading) through March 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
2/22/18 – 3/31/18	26	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
2/22/18 – 3/31/18	0	0	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2018 (Unaudited)
As a shareholder of First Trust SMID Cap Rising Dividend Achievers ETF, First Trust Indxx Innovative Transaction & Process ETF or First Trust Nasdaq Artificial Intelligence and Robotics ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended March 31, 2018.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2017 (a)	Ending Account Value March 31, 2018	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period November 1, 2017 (a) to March 31, 2018 (b)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Actual	$1,000.00	$1,042.80	0.60%	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
	Beginning Account Value January 24, 2018 (a)	Ending Account Value March 31, 2018	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period January 24, 2018 (a) to March 31, 2018 (c)
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Actual	$1,000.00	$965.10	0.65%	$1.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
	Beginning Account Value February 21, 2018 (a)	Ending Account Value March 31, 2018	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period February 21, 2018 (a) to March 31, 2018 (d)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Actual	$1,000.00	$983.80	0.65%	$0.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(a)	Inception date.
(b)	Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2017 through March 31, 2018) multiplied by 150/365. Hypothetical expenses are assumed for the most recent half-year period.
(c)	Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (January 24, 2018 through March 31, 2018) multiplied by 66/365. Hypothetical expenses are assumed for the most recent half-year period.
(d)	Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (February 21, 2018 through March 31, 2018) multiplied by 38/365. Hypothetical expenses are assumed for the most recent half-year period.

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Aerospace & Defense – 2.0%
84	Huntington Ingalls Industries, Inc.	$21,652
250	Spirit AeroSystems Holdings, Inc., Class A	20,925
		42,577
	Air Freight & Logistics – 1.0%
333	Expeditors International of Washington, Inc.	21,079
	Airlines – 2.9%
319	Alaska Air Group, Inc.	19,765
119	Allegiant Travel Co.	20,533
354	SkyWest, Inc.	19,258
		59,556
	Auto Components – 3.0%
913	Gentex Corp.	21,017
194	LCI Industries	20,205
112	Lear Corp.	20,842
		62,064
	Banks – 14.6%
212	BOK Financial Corp.	20,986
496	Cathay General Bancorp	19,830
193	Cullen/Frost Bankers, Inc.	20,472
323	East West Bancorp, Inc.	20,200
1,106	Fulton Financial Corp.	19,632
483	Great Western Bancorp, Inc.	19,450
671	Hanmi Financial Corp.	20,633
835	Hilltop Holdings, Inc.	19,589
862	Home BancShares, Inc.	19,662
481	MB Financial, Inc.	19,471
316	Pinnacle Financial Partners, Inc.	20,287
405	Synovus Financial Corp.	20,226
903	TCF Financial Corp.	20,598
942	Umpqua Holdings Corp.	20,168
384	Zions Bancorporation	20,248
		301,452
	Building Products – 2.0%
248	Allegion PLC	21,152
326	AO Smith Corp.	20,730
		41,882
	Capital Markets – 5.9%
110	Affiliated Managers Group, Inc.	20,853
100	FactSet Research Systems, Inc.	19,942
450	Houlihan Lokey, Inc.	20,070
512	Legg Mason, Inc.	20,813
326	LPL Financial Holdings, Inc.	19,909
215	Morningstar, Inc.	20,537
		122,124
Shares	Description	Value

	Chemicals – 2.0%
428	Chemours (The) Co.	$20,848
269	Trinseo S.A.	19,919
		40,767
	Commercial Services & Supplies – 2.8%
556	Herman Miller, Inc.	17,764
1,461	Steelcase, Inc., Class A	19,870
416	Tetra Tech, Inc.	20,363
		57,997
	Communications Equipment – 1.0%
284	InterDigital, Inc.	20,902
	Consumer Finance – 1.0%
263	FirstCash, Inc.	21,369
	Containers & Packaging – 1.0%
237	AptarGroup, Inc.	21,290
	Electronic Equipment, Instruments & Components – 1.0%
169	SYNNEX Corp.	20,010
	Food Products – 4.1%
162	Ingredion, Inc.	20,885
157	J&J Snack Foods Corp.	21,440
177	Lancaster Colony Corp.	21,796
172	Sanderson Farms, Inc.	20,471
		84,592
	Hotels, Restaurants & Leisure – 5.1%
134	Cracker Barrel Old Country Store, Inc.	21,333
356	Dunkin’ Brands Group, Inc.	21,250
480	International Speedway Corp., Class A	21,168
151	Marriott Vacations Worldwide Corp.	20,113
363	Texas Roadhouse, Inc.	20,974
		104,838
	Household Durables – 3.0%
356	Garmin Ltd.	20,979
685	La-Z-Boy, Inc.	20,516
739	MDC Holdings, Inc.	20,633
		62,128
	Household Products – 1.2%
407	Energizer Holdings, Inc.	24,249
	Insurance – 10.1%
239	Assurant, Inc.	21,847
599	Assured Guaranty Ltd.	21,684

See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
812	Brown & Brown, Inc.	$20,657
931	CNO Financial Group, Inc.	20,175
360	First American Financial Corp.	21,125
999	Old Republic International Corp.	21,428
208	Primerica, Inc.	20,093
133	Reinsurance Group of America, Inc.	20,482
249	Torchmark Corp.	20,958
653	Universal Insurance Holdings, Inc.	20,831
		209,280
	Internet Software & Services – 1.0%
256	j2 Global, Inc.	20,204
	IT Services – 5.0%
199	Broadridge Financial Solutions, Inc.	21,828
895	Convergys Corp.	20,245
453	CSG Systems International, Inc.	20,516
655	Genpact Ltd.	20,954
171	Jack Henry & Associates, Inc.	20,683
		104,226
	Machinery – 10.1%
472	Donaldson Co, Inc.	21,264
274	EnPro Industries, Inc.	21,202
461	Graco, Inc.	21,077
145	IDEX Corp.	20,664
229	Lincoln Electric Holdings, Inc.	20,599
1,851	Mueller Water Products, Inc., Class A	20,120
270	Oshkosh Corp.	20,863
339	Toro (The) Co.	21,170
647	Trinity Industries, Inc.	21,112
971	Wabash National Corp.	20,206
		208,277
	Media – 1.0%
898	Interpublic Group of (The) Cos., Inc.	20,681
	Metals & Mining – 1.0%
459	Steel Dynamics, Inc.	20,297
	Oil, Gas & Consumable Fuels – 1.0%
220	Arch Coal, Inc., Class A	20,214
	Professional Services – 4.0%
700	Kelly Services, Inc., Class A	20,328
418	Korn/Ferry International	21,565
174	ManpowerGroup, Inc.	20,027
359	Robert Half International, Inc.	20,783
		82,703
Shares	Description	Value

	Road & Rail – 2.0%
144	Old Dominion Freight Line, Inc.	$21,163
779	Schneider National, Inc., Class B	20,301
		41,464
	Semiconductors & Semiconductor Equipment – 1.9%
434	Teradyne, Inc.	19,838
540	Versum Materials, Inc.	20,320
		40,158
	Specialty Retail – 5.9%
2,444	Chico’s FAS, Inc.	22,094
154	Children’s Place (The), Inc.	20,829
479	Foot Locker, Inc.	21,814
1,376	GameStop Corp., Class A	17,365
8,928	Office Depot, Inc.	19,195
386	Williams-Sonoma, Inc.	20,365
		121,662
	Textiles, Apparel & Luxury Goods – 1.0%
191	Carter’s, Inc.	19,883
	Trading Companies & Distributors – 1.0%
288	Applied Industrial Technologies, Inc.	20,995
	Wireless Telecommunication Services – 1.0%
746	Telephone & Data Systems, Inc.	20,910
	Total Investments – 99.6%	2,059,830
	(Cost $2,092,129) (a)
	Net Other Assets and Liabilities – 0.4%	7,899
	Net Assets – 100.0%	$2,067,729

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $33,336 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $65,635. The net unrealized depreciation was $32,299.

See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,059,830	$ 2,059,830	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 0.8%
2,114	Airbus SE (a)	$244,712
	Banks – 12.9%
30,846	Banco Bilbao Vizcaya Argentaria S.A. (a)	244,287
37,510	Banco Santander S.A. (a)	245,517
2,900	Bangkok Bank PCL	18,270
35,100	Bangkok Bank PCL	221,129
28,184	Bank of Ireland Group PLC (a) (b)	246,973
86,159	Barclays PLC (a)	251,766
3,259	BNP Paribas S.A. (a)	241,690
50,842	BOC Hong Kong Holdings Ltd. (a)	249,420
3,414	Citigroup, Inc.	230,445
2,647	HDFC Bank, Ltd., ADR	261,444
27,495	ICICI Bank, Ltd., ADR	243,331
14,236	ING Groep N.V., ADR	241,015
2,205	JPMorgan Chase & Co.	242,484
2,744	KBC Group N.V. (a)	238,945
404,526	Postal Savings Bank of China Co., Ltd., Class H (a) (c)	256,572
3,226	Royal Bank of Canada	249,196
4,447	Societe Generale S.A. (a)	241,518
		3,924,002
	Capital Markets – 8.5%
5,666	ASX Ltd. (a)	245,551
4,542	Bank of New York Mellon (The) Corp.	234,049
1,503	CME Group, Inc.	243,095
1,864	Deutsche Boerse AG (a)	254,815
949	Goldman Sachs Group (The), Inc.	239,015
2,981	Nasdaq, Inc.	257,022
29,711	Natixis S.A. (a)	243,788
27,098	NEX Group PLC (a)	373,669
2,348	Northern Trust Corp.	242,149
13,725	UBS Group AG (a)	241,820
		2,574,973
	Communications Equipment – 2.4%
5,706	Cisco Systems, Inc.	244,730
42,836	Nokia OYJ (a)	236,545
70,736	ZTE Corp., Class H (a) (b)	232,936
		714,211
	Consumer Finance – 0.8%
11,200	AEON Financial Service Co., Ltd.	257,356
	Electronic Equipment, Instruments & Components – 0.9%
1,488	Samsung SDI Co., Ltd.	268,731
Shares	Description	Value

	Food & Staples Retailing – 0.8%
2,877	Walmart, Inc.	$255,967
	Household Durables – 0.8%
4,933	Sony Corp., ADR	238,461
	Industrial Conglomerates – 0.8%
916	SK Holdings Co., Ltd.	254,373
	Insurance – 2.4%
1,080	Allianz SE (a)	244,142
4,495	American International Group, Inc.	244,618
17,243	China Life Insurance Co., Ltd., ADR	241,229
		729,989
	Internet & Direct Marketing Retail – 0.5%
4,012	Overstock.com, Inc. (b)	145,435
	Internet Software & Services – 5.0%
4,366	Alibaba Group Holding Ltd., ADR (b)	801,336
3,177	Baidu, Inc., ADR (b)	709,074
		1,510,410
	IT Services – 16.1%
5,157	Accenture PLC, Class A	791,599
1,957	Capgemini SE (a)	244,184
4,298	CGI Group, Inc., Class A (b)	247,869
9,821	Cognizant Technology Solutions Corp., Class A	790,591
7,971	Genpact Ltd.	254,992
5,231	International Business Machines Corp.	802,592
1,411	MasterCard, Inc., Class A	247,151
24,700	NTT Data Corp.	262,773
14,505	QIWI PLC, ADR	277,191
4,031	Reply S.p.A (a)	222,322
5,058	Virtusa Corp. (b)	245,111
2,071	Visa, Inc., Class A	247,733
46,415	Wipro Ltd., ADR	239,501
		4,873,609
	Metals & Mining – 1.6%
11,281	BHP Billiton Ltd. (a)	250,049
16,200	Severstal PJSC	246,701
		496,750
	Professional Services – 0.9%
10,900	Recruit Holdings Co., Ltd.	270,900

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 20.6%
68,271	Advanced Micro Devices, Inc. (b)	$686,124
16,106	Intel Corp.	838,800
14,800	Micron Technology, Inc. (b)	771,672
131,951	Nordic Semiconductor ASA (a) (b)	794,492
3,388	NVIDIA Corp.	784,627
18,657	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	816,430
7,463	Texas Instruments, Inc.	775,331
10,796	Xilinx, Inc.	779,903
		6,247,379
	Software – 16.0%
3,268	Dell Technologies, Inc., Class V (b)	239,250
13,392	Gemalto N.V. (a)	818,324
8,654	Microsoft Corp.	789,851
32,021	Mitek Systems, Inc. (b)	236,956
15,675	Oracle Corp.	717,131
1,647	Red Hat, Inc. (b)	246,243
2,001	salesforce.com, Inc. (b)	232,716
7,544	SAP SE (a)	791,983
15,099	Software AG (a)	791,518
		4,863,972
	Technology Hardware, Storage & Peripherals – 6.4%
47,061	ASROCK, Inc.	142,521
87,575	Asustek Computer, Inc.	824,479
93,679	Foxconn Technology Co., Ltd.	257,034
13,350	Hewlett Packard Enterprise Co.	234,159
7,229	NCR Corp. (b)	227,858
110	Samsung Electronics Co., Ltd.	253,973
		1,940,024
	Trading Companies & Distributors – 0.8%
17,204	Barloworld Ltd. (a)	242,262
	Wireless Telecommunication Services – 0.8%
3,300	SoftBank Group Corp.	246,558
	Total Investments – 99.8%	30,300,074
	(Cost $31,071,222) (d)
	Net Other Assets and Liabilities – 0.2%	69,547
	Net Assets – 100.0%	$30,369,621

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $8,689,800 or 28.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $345,945 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,117,093. The net unrealized depreciation was $771,148.

ADR	American Depositary Receipt

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$ 244,712	$ —	$ 244,712	$ —
Banks	3,924,002	1,707,314	2,216,688	—
Capital Markets	2,574,973	1,215,330	1,359,643	—
Communications Equipment	714,211	244,730	469,481	—
Insurance	729,989	485,847	244,142	—
IT Services	4,873,609	4,407,103	466,506	—
Metals & Mining	496,750	246,701	250,049	—
Semiconductors & Semiconductor Equipment	6,247,379	5,452,887	794,492	—
Software	4,863,972	2,462,147	2,401,825	—
Trading Companies & Distributors	242,262	—	242,262	—
Other industry categories*	5,388,215	5,388,215	—	—
Total Investments	$ 30,300,074	$ 21,610,274	$ 8,689,800	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.
Currency Exposure Diversification	% of Total Investments
USD	58.1%
EUR	18.3
TWD	4.0
JPY	3.4
NOK	2.6
KRW	2.6
HKD	2.4
GBP	2.1
CAD	1.7
AUD	1.6
RUB	0.8
ZAR	0.8
CHF	0.8
THB	0.8
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
RUB	Russian Ruble
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 4.0%
4,239	Aerovironment, Inc. (a)	$192,917
74,579	QinetiQ Group PLC (b)	216,095
		409,012
	Auto Components – 4.0%
558	Aptiv PLC	47,413
185	Continental AG (b)	51,099
900	Denso Corp.	49,227
9,280	Gentex Corp.	213,626
782	Valeo S.A. (b)	51,729
		413,094
	Automobiles – 0.4%
149	Tesla, Inc. (a)	39,653
	Biotechnology – 1.7%
8,075	Intellia Therapeutics, Inc. (a)	170,302
	Building Products – 2.0%
9,396	Assa Abloy AB, Class B (b)	203,662
	Electrical Equipment – 1.6%
718	Emerson Electric Co.	49,040
3,000	Mitsubishi Electric Corp.	47,972
394	Rockwell Automation, Inc.	68,635
		165,647
	Electronic Equipment, Instruments & Components – 17.9%
1,326	Cognex Corp.	68,939
340	Coherent, Inc. (a)	63,716
14,955	Delta Electronics, Inc. (b)	67,343
1,200	FARO Technologies, Inc. (a)	70,080
4,292	FLIR Systems, Inc.	214,643
12,694	Halma PLC (b)	210,127
3,588	Hexagon AB, Class B (b)	214,164
2,696	Hollysys Automation Technologies, Ltd.	66,645
100	Keyence Corp.	62,065
1,408	National Instruments Corp.	71,202
1,200	Omron Corp.	70,598
2,059	SFA Engineering Corp.	66,837
9,400	Topcon Corp.	183,486
5,557	Trimble, Inc. (a)	199,385
1,500	Yaskawa Electric Corp.	68,018
3,500	Yokogawa Electric Corp.	72,299
515	Zebra Technologies Corp., Class A (a)	71,683
		1,841,230
	Health Care Equipment & Supplies – 3.2%
12,829	Accuray, Inc. (a)	64,145
4,700	CYBERDYNE, Inc. (a)	66,521
5,565	Elekta AB, Class B (b)	59,577
167	Intuitive Surgical, Inc. (a)	68,943
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
2,184	Mazor Robotics Ltd. (a) (b)	$66,657
		325,843
	Health Care Technology – 2.0%
3,210	Medidata Solutions, Inc. (a)	201,620
	Household Durables – 4.5%
3,558	Garmin Ltd.	209,673
3,102	iRobot Corp. (a)	199,117
1,000	Sony Corp.	48,363
		457,153
	Industrial Conglomerates – 0.5%
386	Siemens AG (b)	49,252
	Internet Software & Services – 6.5%
1,411	Alarm.com Holdings, Inc. (a)	53,251
46	Alphabet, Inc., Class A (a)	47,709
202	Baidu, Inc., ADR (a)	45,084
11,063	Cloudera, Inc. (a)	238,740
286	Facebook, Inc., Class A (a)	45,700
11,722	Hortonworks, Inc. (a)	238,777
		669,261
	IT Services – 4.7%
327	International Business Machines Corp.	50,172
2,500	Obic Co., Ltd.	207,932
5,724	Teradata Corp. (a)	227,071
		485,175
	Life Sciences Tools & Services – 2.8%
924	Illumina, Inc. (a)	218,452
340	Tecan Group AG (b)	72,006
		290,458
	Machinery – 8.3%
1,100	Daifuku Co., Ltd.	65,852
317	Deere & Co.	49,236
578	Duerr AG (b)	63,519
300	FANUC Corp.	76,011
1,499	GEA Group AG (b)	63,748
700	Hirata Corp.	64,339
643	John Bean Technologies Corp.	72,916
1,400	Kawasaki Heavy Industries, Ltd.	45,261
42,038	Mirle Automation Corp.	65,313
1,100	Obara Group, Inc.	65,129
200	SMC Corp.	80,955
10,000	Toshiba Machine Co., Ltd.	70,297
3,319	Valmet OYJ (b)	66,539
		849,115

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 7.0%
4,211	Advanced Micro Devices, Inc. (a)	$42,321
4,383	Ambarella, Inc. (a)	214,723
2,666	Brooks Automation, Inc.	72,195
2,606	Infineon Technologies AG (b)	70,084
1,034	Intel Corp.	53,851
628	KLA-Tencor Corp.	68,458
294	NVIDIA Corp.	68,087
1,095	QUALCOMM, Inc.	60,674
1,568	Teradyne, Inc.	71,673
		722,066
	Software – 26.9%
244	Adobe Systems, Inc. (a)	52,724
319	ANSYS, Inc. (a)	49,984
921	Aspen Technology, Inc. (a)	72,658
434	Autodesk, Inc. (a)	54,502
5,300	AVEVA Group PLC (b)	142,143
17,361	BlackBerry Ltd. (a)	199,651
9,584	Blue Prism Group PLC (a) (b)	188,128
5,436	Cadence Design Systems, Inc. (a)	199,882
1,626	Dassault Systemes SE (b)	221,125
13,123	Nuance Communications, Inc. (a)	206,687
1,450	Open Text Corp.	50,444
691	PTC, Inc. (a)	53,905
22,085	Sage Group (The) PLC (b)	198,443
439	salesforce.com, Inc. (a)	51,056
488	SAP SE, ADR	51,318
1,309	ServiceNow, Inc. (a)	216,574
764	Splunk, Inc. (a)	75,170
2,489	Synopsys, Inc. (a)	207,184
624	Tableau Software, Inc., Class A (a)	50,432
56,347	Technology One, Ltd. (b)	226,503
22,274	TOTVS S.A.	194,373
		2,762,886
	Technology Hardware, Storage & Peripherals – 1.4%
286	Apple, Inc.	47,985
23	Samsung Electronics Co., Ltd.	53,104
2,600	Seiko Epson Corp.	46,206
		147,295
Shares	Description	Value

	Wireless Telecommunication Services – 0.4%
600	SoftBank Group Corp.	$44,829
	Total Investments – 99.8%	10,247,553
	(Cost $10,656,743) (c)
	Net Other Assets and Liabilities – 0.2%	24,243
	Net Assets – 100.0%	$10,271,796

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $2,501,943 or 24.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $43,789 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $452,979. The net unrealized depreciation was $409,190.

ADR	American Depositary Receipt

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$ 409,012	$ 192,917	$ 216,095	$ —
Auto Components	413,094	310,266	102,828	—
Building Products	203,662	—	203,662	—
Electronic Equipment, Instruments & Components	1,841,230	1,349,596	491,634	—
Health Care Equipment & Supplies	325,843	199,609	126,234	—
Industrial Conglomerates	49,252	—	49,252	—
Life Sciences Tools & Services	290,458	218,452	72,006	—
Machinery	849,115	655,309	193,806	—
Semiconductors & Semiconductor Equipment	722,066	651,982	70,084	—
Software	2,762,886	1,786,544	976,342	—
Other industry categories*	2,380,935	2,380,935	—	—
Total Investments	$ 10,247,553	$ 7,745,610	$ 2,501,943	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2018 (Unaudited)
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
ASSETS:
Investments, at value	$2,059,830	$30,300,074	$10,247,553
Cash	6,790	66,331	16,777
Foreign currency	—	—	70,117
Receivables:
Dividends	2,196	12,782	11,717
Fund shares sold	—	2,893,324	—
Dividend reclaims	—	11	6
Total Assets	2,068,816	33,272,522	10,346,170
LIABILITIES:
Payables:
Investment advisory fees	1,087	14,313	4,257
Investment securities purchased	—	2,888,588	70,117
Total Liabilities	1,087	2,902,901	74,374
NET ASSETS	$2,067,729	$30,369,621	$10,271,796
NET ASSETS consist of:
Paid-in capital	$ 1,970,216	$ 30,869,934	$ 10,672,429
Par value	1,000	10,500	3,500
Accumulated net investment income (loss)	2,297	(86)	8,161
Accumulated net realized gain (loss) on investments and foreign currency transactions	126,515	260,394	(3,064)
Net unrealized appreciation (depreciation) on investments and foreign currency translation	(32,299)	(771,121)	(409,230)
NET ASSETS	$2,067,729	$30,369,621	$10,271,796
NET ASSET VALUE, per share	$20.68	$28.92	$29.35
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	100,002	1,050,002	350,002
Investments, at cost	$2,092,129	$31,071,222	$10,656,743
Foreign currency, at cost (proceeds)	$—	$—	$70,008

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Period Ended March 31, 2018 (Unaudited)
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY) (a)	First Trust Indxx Innovative Transaction & Process ETF (LEGR) (b)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT) (c)
INVESTMENT INCOME:
Dividends	$18,736	$35,392	$37,196
Interest	16	39	18
Foreign tax withholding	—	(735)	(1,322)
Other	46	—	—
Total investment income	18,798	34,696	35,892
EXPENSES:
Investment advisory fees	5,181	21,767	4,631
Total expenses	5,181	21,767	4,631
NET INVESTMENT INCOME (LOSS)	13,617	12,929	31,261
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(48,344)	(176,109)	(56,128)
In-kind redemptions	174,859	443,929	53,472
Foreign currency transactions	—	(7,426)	(408)
Net realized gain (loss)	126,515	260,394	(3,064)
Net change in unrealized appreciation (depreciation) on:
Investments	(32,299)	(771,148)	(409,189)
Foreign currency translation	—	27	(41)
Net change in unrealized appreciation (depreciation)	(32,299)	(771,121)	(409,230)
NET REALIZED AND UNREALIZED GAIN (LOSS)	94,216	(510,727)	(412,294)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$107,833	$(497,798)	$(381,033)

(a)	Inception date is November 1, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is January 24, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is February 21, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
	Period Ended 3/31/2018 (Unaudited) (a)	Period Ended 3/31/2018 (Unaudited) (b)	Period Ended 3/31/2018 (Unaudited) (c)
OPERATIONS:
Net investment income (loss)	$13,617	$12,929	$31,261
Net realized gain (loss)	126,515	260,394	(3,064)
Net change in unrealized appreciation (depreciation)	(32,299)	(771,121)	(409,230)
Net increase (decrease) in net assets resulting from operations	107,833	(497,798)	(381,033)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,320)	(13,015)	(23,100)
Total distributions to shareholders	(11,320)	(13,015)	(23,100)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,077,132	33,908,968	12,216,983
Cost of shares redeemed	(2,105,916)	(3,028,534)	(1,541,054)
Net increase (decrease) in net assets resulting from shareholder transactions	1,971,216	30,880,434	10,675,929
Total increase (decrease) in net assets	2,067,729	30,369,621	10,271,796
NET ASSETS:
Beginning of period	—	—	—
End of period	$2,067,729	$30,369,621	$10,271,796
Accumulated net investment income (loss) at end of period	$2,297	$(86)	$8,161
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—
Shares sold	200,002	1,150,002	400,002
Shares redeemed	(100,000)	(100,000)	(50,000)
Shares outstanding, end of period	100,002	1,050,002	350,002

(a)	Inception date is November 1, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is January 24, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is February 21, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout the period
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
	Period Ended 3/31/2018 (a) (Unaudited)
Net asset value, beginning of period	$19.94
Income from investment operations:
Net investment income (loss)	0.13
Net realized and unrealized gain (loss)	0.72
Total from investment operations	0.85
Distributions paid to shareholders from:
Net investment income	(0.11)
Net asset value, end of period	$20.68
Total return (b)	4.28%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 2,068
Ratio of total expenses to average net assets	0.60	% (c)
Ratio of net investment income (loss) to average net assets	1.58	% (c)
Portfolio turnover rate (d)	62%

(a)	Inception date is November 1, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
	Period Ended 3/31/2018 (a) (Unaudited)
Net asset value, beginning of period	$29.99
Income from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss)	(1.07)
Total from investment operations	(1.06)
Distributions paid to shareholders from:
Net investment income	(0.01)
Net asset value, end of period	$28.92
Total return (b)	(3.49)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 30,370
Ratio of total expenses to average net assets	0.65	% (c)
Ratio of net investment income (loss) to average net assets	0.39	% (c)
Portfolio turnover rate (d)	33%

(a)	Inception date is January 24, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
	Period Ended 3/31/2018 (a) (Unaudited)
Net asset value, beginning of period	$29.91
Income from investment operations:
Net investment income (loss)	0.09
Net realized and unrealized gain (loss)	(0.58)
Total from investment operations	(0.49)
Distributions paid to shareholders from:
Net investment income	(0.07)
Net asset value, end of period	$29.35
Total return (b)	(1.62)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 10,272
Ratio of total expenses to average net assets	0.65	% (c)
Ratio of net investment income (loss) to average net assets	4.39	% (c)
Portfolio turnover rate (d)	29%

(a)	Inception date is February 21, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-seven exchange-traded funds that are offering shares. This report covers the three funds listed below, each a non-diversified series of the Trust.
First Trust SMID Cap Rising Dividend Achievers ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “SDVY”)
First Trust Indxx Innovative Transaction & Process ETF – (Nasdaq ticker “LEGR”)
First Trust Nasdaq Artificial Intelligence and Robotics ETF – (Nasdaq ticker “ROBT”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Each Fund’s Creation Units are generally issued and redeemed in-kind for securities in which the Funds invest, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust SMID Cap Rising Dividend Achievers ETF	Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index
First Trust Indxx Innovative Transaction & Process ETF	Indxx Blockchain Index
First Trust Nasdaq Artificial Intelligence and Robotics ETF	Nasdaq CTA Artificial Intelligence and Robotics IndexSM
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for with LEGR’s and ROBT’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and is included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
E. Income Taxes
Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of March 31, 2018, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
distributed to fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Nasdaq Inc. and with Indxx, LLC (individually, the “Licensor” and collectively "Licensors") for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.
G. New and Amended Financial Reporting Rules and Forms
On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017. The new form types and other rule amendments will be effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Funds.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit, licensing, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses (if any), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses which are paid by each respective Fund. SDVY has agreed to pay First Trust an annual unitary management fee equal to 0.60% of its average daily net assets. LEGR and ROBT have each agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
4. Purchases and Sales of Securities
For the period ended March 31, 2018, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust SMID Cap Rising Dividend Achievers ETF	$ 1,314,336	$ 1,299,843
First Trust Indxx Innovative Transaction & Process ETF	10,304,150	6,542,940
First Trust Nasdaq Artificial Intelligence and Robotics ETF	2,742,113	1,922,574
For the period ended March 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust SMID Cap Rising Dividend Achievers ETF	$ 4,055,942	$ 2,104,821
First Trust Indxx Innovative Transaction & Process ETF	30,085,413	3,043,221
First Trust Nasdaq Artificial Intelligence and Robotics ETF	11,381,897	1,542,037
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:
	Creation Transaction Fees	Redemption Transaction Fees
First Trust SMID Cap Rising Dividend Achievers ETF	$ 500	$ 500
First Trust Indxx Innovative Transaction & Process ETF	1,000	1,000
First Trust Nasdaq Artificial Intelligence and Robotics ETF	1,000	1,000
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other

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March 31, 2018 (Unaudited)
persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before October 31, 2019, January 19, 2020, and February 12, 2020, for SDVY, LEGR, and ROBT, respectively.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:
On May 15, 2018, First Trust Dorsey Wright DALI 1 ETF, an additional series of the Trust, began trading under the ticker symbol DALI on Nasdaq.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds’ website located at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds’ website located at www.ftportfolios.com; (3) on the SEC’s website at www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.
Risk Considerations
Risks are inherent in all investing. You should consider each Fund’s investment objective(s), risks, charges and expenses carefully before investing. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund. For additional information about the risks associated with investing in the Funds, please see the Funds’ statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest. First Trust Portfolios L.P. is the distributor of the First Trust Exchange-Traded Fund VI.
The following summarizes some of the risks that should be considered for the Funds.
AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the “Creations, Redemptions, and Transaction Fees” Note to Financial Statements) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to a Fund’s net asset value and possibly face delisting.
BLOCKCHAIN TECHNOLOGY RISK. Certain of the Funds invest in companies that use blockchain technology. Blockchain technology is an entirely new and relatively untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Blockchain technology is not a product or service that provides identifiable revenue for companies that implement, or otherwise use it. Therefore, the values of the companies included in the index may not be a reflection of their connection to blockchain technology, but may be based on other business operations. Currently, blockchain technology is primarily used for the recording of transactions in digital currency, which are extremely speculative, unregulated and volatile. Problems in digital currency markets could have a wider effect on companies associated with blockchain technology. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit to the companies included in the index. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Finally, because digital assets registered in a blockchain do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of fraud or manipulation.
CONCENTRATION RISK. Certain of the Funds will be concentrated in the securities of an individual industry if its index is concentrated in an individual industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.
CONSUMER DISCRETIONARY COMPANIES RISK. Certain of the Funds invest in consumer discretionary companies. Consumer discretionary companies provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and

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March 31, 2018 (Unaudited)
consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.
CURRENCY EXCHANGE RATE RISK. Certain of the Funds hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investments and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.
CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of a Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which a Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third-party service providers.
DEPOSITARY RECEIPTS RISK. Certain of the Funds hold depositary receipts. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
DIVIDEND RISK. Certain of the Funds hold securities that pay dividends. There is no guarantee that the issuers of a Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.
EQUITY SECURITIES RISK. Because each Fund invests in equity securities, the value of each Fund’s shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
FINANCIAL COMPANIES RISK. Certain of the Funds invest in financial companies. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.
FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of a Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. Such fluctuation may occur particularly in times of stress and thus investors may pay significantly more or receive significantly less than a Fund’s per share value when buying and selling shares. The Funds’ investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of a Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Funds’ investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.
INDUSTRIALS COMPANIES RISK. Certain of the Funds invest in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks

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March 31, 2018 (Unaudited)
of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.
INFORMATION TECHNOLOGY COMPANIES RISK. Certain of the Funds invest in information technology companies. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
JAPAN RISK. Certain of the Funds invest in companies in Japan. Because Japan’s economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan’s economy, and may continue to do so.
LARGE INVESTOR RISK. Ownership of shares of the Fund may be concentrated in one or more investors, including “feeder funds” that may invest substantially all of their assets in the Fund. A decision by a large investor to buy or sell shares of the Fund, including as a result of significant purchase or redemptions by investors of a feeder fund investor, could impact the trading activity in the Fund’s shares, the market value of the Fund’s shares or the market volatility of the Fund’s shares
MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on Nasdaq which could result in a decrease in value of the Fund’s shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.
MARKET RISK. If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund’s net asset value and the price at which a Fund’s shares are trading on Nasdaq which could result in a decrease in value of a Fund’s shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund’s portfolio securities and a Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.
NEW FUND RISK. Each Fund currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact a Fund’s market exposure for periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.
NON-CORRELATION RISK. A Fund’s return may not match the return of its index for a number of reasons. For example, a Fund incurs operating expenses not applicable to the index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the index. In addition, a Fund’s portfolio holdings may not exactly replicate the securities included in the index or the ratios between the securities included in the index.
NON-DIVERSIFICATION RISK. Each Fund is classified as “non-diversified” under the 1940 Act. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Each Fund may invest a relatively high percentage of its assets in a

Additional Information (Continued)
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March 31, 2018 (Unaudited)
limited number of issuers. As a result, a Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Certain of the Funds hold non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of depositary receipts. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.
REPLICATION MANAGEMENT RISK. Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations.
ROBOTICS AND ARTIFICIAL INTELLIGENCE COMPANIES RISK. Certain of the Funds invest in robotics and artificial intelligence companies, which may have limited product lines, markets, financial resources or personnel and are subject to the risks of changes in business cycles; world economic growth; technological progress; and government regulation. These companies are also heavily dependent on intellectual property rights, and challenges to or misappropriation of such rights could have a material adverse effect on such companies. Securities of robotics and artificial intelligence companies tend to be more volatile than securities of companies that rely less heavily on technology. Robotics and artificial intelligence companies typically engage in significant amounts of spending on research and development, and rapid changes to the field could have a material adverse effect on a company’s operating results.
SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.
TRADING ISSUES RISK. Although the shares of each Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. A Fund may have difficulty maintaining its listing on Nasdaq in the event the Fund’s assets are small or a Fund does not have enough shareholders.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreement
Board Considerations Regarding Approval of Investment Management Agreement for First Trust SMID Cap Rising Dividend Achievers ETF
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust SMID Cap Rising Dividend Achievers ETF (the “Fund”), for an initial two-year term at a meeting held on September 11, 2017. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
charged to a peer group of funds (all of which were exchange-traded funds (“ETFs”)) compiled by Management Practice, Inc. (“MPI”), an independent source (the “MPI Peer Group”), and as compared to fees charged to other ETFs managed by the Advisor; the estimated expenses of the Fund as compared to the expense ratios of the funds in the MPI Peer Group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective as well as from the perspective of shareholders.
In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund. The Board considered the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In reviewing the services to be provided, the Board considered the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund, but the Board did consider the hypothetical investment performance of the underlying index. The Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the Advisor serves as investment advisor and their applicable underlying indices. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.60% of its average daily net assets. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payments under the Agreement, interest, taxes, acquired fund fees and expenses (if any), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information for the Fund showing the unitary fee rates and expense ratios of the peer funds in the MPI Peer Group, as well as advisory fee rates and expense ratios charged by the Advisor to other ETFs it manages. Because the Fund’s MPI Peer Group included peer funds that pay a unitary fee and because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for the Fund was above the median total (net) expense ratio of the peer funds in its MPI Peer Group. With respect to the MPI Peer Group, the Board discussed with representatives of the Advisor how the MPI Peer Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs, the Board considered differences between the Fund and other ETFs that limited their comparability. The Board noted that the Fund’s unitary fee rate was equal to the total (net) expense ratios of comparable index ETFs advised by the Advisor that, like the Fund, focus on targeted segments of the U.S. equity market, employ robust selection and weighting methodologies and seek to add meaningful alpha compared to broader investment category benchmarks. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee for the Fund was fair and reasonable.
The Board noted that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Advisor has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement into consideration and noted that the Advisor was unable to estimate the profitability of the Agreement for the Fund to the Advisor. The Board considered fall-out benefits described by the Advisor that may be realized from its and FTP’s relationship with the Fund and the Advisor’s compensation for fund reporting services to be provided to the Fund pursuant to a separate Fund Reporting Services Agreement, which would be paid from the unitary fee. The Board also noted that the Advisor would not utilize soft dollars in connection with its management of the Fund’s portfolio. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2018 (Unaudited)
Board Considerations Regarding Approval of Investment Management Agreement for First Trust Indxx Innovative Transaction & Process ETF and First Trust Nasdaq Artificial Intelligence and Robotics ETF
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust Indxx Innovative Transaction & Process ETF (the “Funds”) and First Trust Artificial Intelligence and Robotics ETF (each a "Fund" and collectively the "Funds"), for an initial two-year term at a meeting held on December 10-11, 2017. The Board of Trustees determined that the Agreement is in the best interests of each Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fee rates charged to a peer group of funds (all of which were exchange-traded funds (“ETFs”)) compiled by Management Practice, Inc. (“MPI”), an independent source (the “MPI Peer Group”), and as compared to fee rates charged to other ETFs managed by the Advisor; the estimated expenses of each Fund as compared to the expense ratios of the funds in the MPI Peer Group; the nature of the expenses to be incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund’s perspective as well as from the perspective of shareholders.
In evaluating whether to approve the Agreement for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to each Fund. The Board considered the background and experience of the persons who will be responsible for the day-to-day management of each Fund. In reviewing the services to be provided, the Board considered the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds, but the Board did consider the hypothetical investment performance of each Fund’s underlying index. Because the Fund is an index ETF that is designed to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the Advisor serves as investment advisor and their applicable underlying indices. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate payable by each Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee equal to an annual rate of 0.65% of its average daily net assets. The Board noted that the Advisor would be responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payments under the Agreement, interest, taxes, acquired fund fees and expenses (if any), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information for each Fund showing the unitary fee rates and expense ratios of the peer funds in the MPI Peer Group, as well as the advisory fee rates (along with related expense caps) and unitary fee rates charged by the Advisor to other ETFs it manages. Because each Fund’s MPI Peer Group included peer funds that pay unitary fees and because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for each Fund was below the median total (net) expense ratio of the peer funds in its MPI Peer Group. With respect to the MPI Peer Group, the Board discussed with representatives of the Advisor how the MPI Peer Group was assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fee rates charged to other First Trust ETFs, the Board considered differences between the Funds and other First Trust ETFs that limited their comparability. The Board noted that each Fund’s unitary fee rate was in line with the total (net) expense ratios of comparable index ETFs advised by the Advisor that, like the Funds, provide targeted

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March 31, 2018 (Unaudited)
exposure to a specific global market segment and employ a robust selection and weighting methodology. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreement, the Board determined that the proposed unitary fee rate for each Fund was fair and reasonable.
The Board noted that the proposed unitary fee for each Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of each Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Advisor has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Agreement into consideration and noted that the Advisor was unable to estimate the profitability of the Agreement for each Fund to the Advisor. The Board considered fall-out benefits described by the Advisor that may be realized from its and FTP’s relationship with each Fund and the Advisor’s compensation for fund reporting services to be provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which would be paid from the unitary fee. The Board also noted that the Advisor would not utilize soft dollars in connection with its management of each Fund’s portfolio. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 8, 2018
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 8, 2018

* Print the name and title of each signing officer under his or her signature.